UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds
      (Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
      (Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
               (Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: December 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments—Schedule I.

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Floating Rate Loan Fund ‘P’	2,361,968	$23,501,578
PL Inflation Managed Fund ‘P’	4,471,199	46,142,769
PL Managed Bond Fund ‘P’	9,180,522	97,680,750
PL Short Duration Bond Fund ‘P’	3,675,529	36,828,800
PL Comstock Fund ‘P’	740,402	8,477,601
PL Growth LT Fund ‘P’ *	456,465	5,495,844
PL Large-Cap Growth Fund ‘P’ *	630,546	5,479,441
PL Large-Cap Value Fund ‘P’	1,301,650	14,057,823
PL Main Street Core® Fund ‘P’	569,527	5,615,537
PL Mid-Cap Equity Fund ‘P’	864,262	8,495,697
PL International Large-Cap Fund ‘P’	382,161	5,701,849
PL International Value Fund ‘P’	612,449	5,616,154

Total Affiliated Mutual Funds (Cost $247,414,910)		263,093,843

TOTAL INVESTMENTS - 99.8% (Cost $247,414,910)		263,093,843

OTHER ASSETS & LIABILITIES, NET - 0.2%		395,776

NET ASSETS - 100.0%		$263,489,619

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.6%

PL Floating Rate Loan Fund ‘P’	1,708,071	$16,995,310
PL Inflation Managed Fund ‘P’	3,284,255	33,893,507
PL Managed Bond Fund ‘P’	6,386,376	67,951,038
PL Short Duration Bond Fund ‘P’	2,410,161	24,149,818
PL Comstock Fund ‘P’	1,351,098	15,470,069
PL Growth LT Fund ‘P’ *	621,816	7,486,667
PL Large-Cap Growth Fund ‘P’ *	1,196,185	10,394,844
PL Large-Cap Value Fund ‘P’	1,875,153	20,251,647
PL Main Street Core Fund ‘P’	1,307,785	12,894,762
PL Mid-Cap Equity Fund ‘P’	1,056,790	10,388,243
PL Mid-Cap Growth Fund ‘P’	537,180	5,097,835
PL Small-Cap Value Fund ‘P’	271,434	2,654,628
PL International Large-Cap Fund ‘P’	858,015	12,801,590
PL International Value Fund ‘P’	824,873	7,564,087

Total Affiliated Mutual Funds (Cost $229,654,641)		247,994,045

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	199,064	199,064

Total Short-Term Investment (Cost $199,064)		199,064

TOTAL INVESTMENTS - 99.7% (Cost $229,853,705)		248,193,109

OTHER ASSETS & LIABILITIES, NET - 0.3%		686,060

NET ASSETS - 100.0%		$248,879,169

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$263,093,843	$263,093,843	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$247,994,045	$247,994,045	$—	$—
	Short-Term Investment	199,064	199,064	—	—

	Total	$248,193,109	$248,193,109	$—	$—

See Supplemental Notes to Schedules of Investments	1	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.6%

PL Floating Rate Loan Fund ‘P’	3,482,453	$34,650,409
PL Inflation Managed Fund ‘P’	7,102,283	73,295,558
PL Managed Bond Fund ‘P’	10,776,900	114,666,213
PL Short Duration Bond Fund ‘P’	3,460,682	34,676,034
PL Comstock Fund ‘P’	5,146,790	58,930,749
PL Growth LT Fund ‘P’ *	3,009,574	36,235,270
PL Large-Cap Growth Fund ‘P’ *	4,075,570	35,416,705
PL Large-Cap Value Fund ‘P’	7,351,466	79,395,830
PL Main Street Core Fund ‘P’	5,154,408	50,822,466
PL Mid-Cap Equity Fund ‘P’	4,376,230	43,018,344
PL Mid-Cap Growth Fund ‘P’	1,478,888	14,034,642
PL Small-Cap Growth Fund ‘P’ *	677,321	7,335,388
PL Small-Cap Value Fund ‘P’	2,188,953	21,407,956
PL Real Estate Fund ‘P’	1,316,752	14,220,926
PL Emerging Markets Fund ‘P’	1,503,082	22,275,676
PL International Large-Cap Fund ‘P’	3,049,175	45,493,695
PL International Value Fund ‘P’	2,454,857	22,511,034

Total Affiliated Mutual Funds (Cost $654,644,342)		708,386,895

SHORT-TERM INVESTMENT - 0.2%

Money Market Fund - 0.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,309,427	1,309,427

Total Short-Term Investment (Cost $1,309,427)		1,309,427

TOTAL INVESTMENTS - 99.8% (Cost $655,953,769)		709,696,322

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,725,656

NET ASSETS - 100.0%		$711,421,978

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

PL Inflation Managed Fund ‘P’	4,092,899	$42,238,723
PL Managed Bond Fund ‘P’	4,018,870	42,760,780
PL Short Duration Bond Fund ‘P’	1,089,080	10,912,580
PL Comstock Fund ‘P’	4,549,835	52,095,610
PL Growth LT Fund ‘P’ *	3,307,288	39,819,749
PL Large-Cap Growth Fund ‘P’ *	3,279,708	28,500,659
PL Large-Cap Value Fund ‘P’	6,386,933	68,978,876
PL Main Street Core Fund ‘P’	5,233,474	51,602,053
PL Mid-Cap Equity Fund ‘P’	4,674,249	45,947,865
PL Mid-Cap Growth Fund ‘P’	2,434,195	23,100,517
PL Small-Cap Growth Fund ‘P’ *	1,073,668	11,627,824
PL Small-Cap Value Fund ‘P’	2,950,025	28,851,244
PL Real Estate Fund ‘P’	1,558,008	16,826,486
PL Emerging Markets Fund ‘P’	1,569,875	23,265,553
PL International Large-Cap Fund ‘P’	3,157,499	47,109,883
PL International Value Fund ‘P’	3,790,797	34,761,608

Total Affiliated Mutual Funds (Cost $522,624,433)		568,400,010

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	332,821	332,821

Total Short-Term Investment (Cost $332,821)		332,821

TOTAL INVESTMENTS - 99.8% (Cost $522,957,254)		568,732,831

OTHER ASSETS & LIABILITIES, NET - 0.2%		1,285,752

NET ASSETS - 100.0%		$570,018,583

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$708,386,895	$708,386,895	$—	$—
	Short-Term Investment	1,309,427	1,309,427	—	—

	Total	$709,696,322	$709,696,322	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$568,400,010	$568,400,010	$—	$—
	Short-Term Investment	332,821	332,821	—	—

	Total	$568,732,831	$568,732,831	$—	$—

See Supplemental Notes to Schedules of Investments	2	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.7%

PL Managed Bond Fund ‘P’	538,547	$5,730,144
PL Comstock Fund ‘P’	1,618,136	18,527,653
PL Growth LT Fund ‘P’ *	1,326,252	15,968,068
PL Large-Cap Growth Fund ‘P’ *	1,165,436	10,127,637
PL Large-Cap Value Fund ‘P’	2,273,321	24,551,868
PL Main Street Core Fund ‘P’	2,254,957	22,233,880
PL Mid-Cap Equity Fund ‘P’	1,685,356	16,567,050
PL Mid-Cap Growth Fund ‘P’	1,290,763	12,249,345
PL Small-Cap Growth Fund ‘P’ *	958,619	10,381,842
PL Small-Cap Value Fund ‘P’	1,476,425	14,439,440
PL Real Estate Fund ‘P’	738,045	7,970,882
PL Emerging Markets Fund ‘P’	696,414	10,320,856
PL International Large-Cap Fund ‘P’	1,244,205	18,563,538
PL International Value Fund ‘P’	1,769,873	16,229,732

Total Affiliated Mutual Funds (Cost $175,843,706)		203,861,935

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	115,567	115,567

Total Short-Term Investment (Cost $115,567)		115,567

TOTAL INVESTMENTS - 99.8% (Cost $175,959,273)		203,977,502

OTHER ASSETS & LIABILITIES, NET - 0.2%		433,374

NET ASSETS - 100.0%		$204,410,876

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Affiliated Mutual Funds	$203,861,935	$203,861,935	$—	$—
	Short-Term Investment	115,567	115,567	—	—

	Total	$203,977,502	$203,977,502	$—	$—

See Supplemental Notes to Schedules of Investments	3	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.3%

Commercial Paper - 81.6%

ANZ National International Ltd (United Kingdom)
0.280% due 02/14/11	$1,250,000	$1,249,572
Archer-Daniels Midland Co
0.230% due 01/20/11	900,000	899,891
0.270% due 03/09/11	900,000	899,548
Bank of Montreal (Canada)
0.230% due 01/18/11	1,250,000	1,249,864
Bank of Nova Scotia NY
0.140% due 01/06/11	1,000,000	999,981
0.405% due 01/19/11	500,000	499,899
Becton Dickinson & Co
0.180% due 01/26/11	1,500,000	1,499,812
Commonwealth Bank of Australia (Australia)
0.250% due 02/07/11	1,100,000	1,099,717
ConocoPhillips Qatar Funding Ltd (Cayman)
0.200% due 01/18/11	1,400,000	1,399,868
Electricite de France SA (France)
0.230% due 02/17/11	800,000	799,760
0.270% due 03/04/11	1,000,000	999,535
ENI Coordination Center SA (Belgium)
0.280% due 01/06/11	700,000	699,973
0.330% due 03/29/11	1,300,000	1,298,963
General Electric Capital Corp
0.070% due 01/03/11	1,000,000	999,996
0.300% due 03/21/11	750,000	749,506
John Deere Credit Ltd (Australia)
0.240% due 02/03/11	700,000	699,846
Kreditanstalt fuer Wiederaufbau (Germany)
0.220% due 02/15/11	1,700,000	1,699,533
Medtronic Inc
0.210% due 03/22/11	1,000,000	999,533
0.220% due 03/02/11	800,000	799,707
National Australia Funding DE Inc
0.250% due 02/15/11	1,300,000	1,299,594
National Rural Utilities Cooperative
Finance Corp
0.220% due 01/07/11	1,600,000	1,599,941
Nestle Capital Corp
0.170% due 02/09/11	500,000	499,908
Northwestern University
0.210% due 02/10/11	1,400,000	1,399,673
0.240% due 01/14/11	750,000	749,935
PepsiCo Inc
0.150% due 03/07/11	1,000,000	999,729
Philip Morris International Inc
0.230% due 01/12/11	1,000,000	999,930
Royal Bank of Canada (Canada)
0.270% due 05/16/11	1,000,000	998,988
The Coca-Cola Co
0.230% due 03/04/11	500,000	499,802
The Walt Disney Co
0.190% due 01/07/11	1,700,000	1,699,946
Toronto-Dominion Holding USA
0.230% due 03/15/11	1,500,000	1,499,301
Total Capital Canada Ltd (Canada)
0.430% due 01/13/11	500,000	499,928
US Bank NA
0.190% due 01/03/11	900,000	899,990

		33,191,169

U.S. Treasury Bills - 17.7%

0.125% due 02/03/11	1,500,000	1,499,828
0.130% due 03/31/11	2,500,000	2,499,196
0.133% due 01/13/11	1,000,000	999,956
0.138% due 02/17/11	1,500,000	1,499,730
0.150% due 02/24/11	700,000	699,842

		7,198,552

	Shares
Money Market Fund - 1.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	400,840	400,840

Total Short-Term Investments (Amortized Cost $40,790,561)		40,790,561

TOTAL INVESTMENTS - 100.3% (Amortized Cost $40,790,561)		40,790,561

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(108,610)

NET ASSETS - 100.0%		$40,681,951

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Short-Term Investments	$40,790,561	$400,840	$40,389,721	$—

See Supplemental Notes to Schedules of Investments	4	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INCOME FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 100.3%

U.S. Treasury Notes - 100.3%

2.125% due 12/31/15	$15,000	$15,082
2.750% due 12/31/17	5,000	5,012

		20,094

Total U.S. Treasury Obligations (Cost $20,087)		20,094

	Shares
SHORT-TERM INVESTMENT - 100.0%

Money Market Fund - 100.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	20,020	20,020

Total Short-Term Investment (Cost $20,020)		20,020

TOTAL INVESTMENTS - 200.3% (Cost $40,107)		40,114

OTHER ASSETS & LIABILITIES, NET - (100.3%)		(20,088	) (a)

NET ASSETS - 100.0%		$20,026

Notes to Schedule of Investments

(a)	The PL Income Fund commenced its operations on December 31, 2010 and the net other assets and liabilities presented above include total liabilities of $20,094 for securities purchased not yet settled as of December 31, 2010.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	U.S. Treasury Obligations	$20,094	$—	$20,094	$—
	Short-Term Investment	20,020	20,020	—	—

	Total	$40,114	$20,020	$20,094	$—

See Supplemental Notes to Schedules of Investments	5	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.9%

Consumer Discretionary - 0.9%

Metro-Goldwyn-Mayer Inc ‘A’	27,061	$649,464

Total Common Stocks (Cost $671,651)		649,464

	Principal
	Amount
SENIOR LOAN NOTES - 97.6%

Consumer Discretionary - 42.0%

Advantage Sales & Marketing Inc
(1st Lien)
5.250% due 12/17/17 §	$175,000	175,722
Affinion Group Inc Tranche B
5.000% due 10/09/16 §	994,987	992,033
Allison Transmission Inc
3.027% due 08/07/14 §	492,571	482,309
ARAMARK Corp,
(Non-Extending)
0.111% due 01/26/14 §	67,524	67,084
2.178% due 01/26/14 §	838,203	832,740
Asurion Corp (1st Lien)
3.267% due 06/25/14 §	991,231	943,063
Burger King Corp Tranche B
6.250% due 10/19/16 §	250,000	253,951
Catalina Marketing Corp (Initial Term Loan)
3.011% due 10/26/14 §	946,993	942,258
Cequel Communications LLC
due 05/05/13 § ¥	1,000,000	992,028
Charter Communications Operating LLC
Term B-1
2.270% due 09/06/13 §	832,869	823,736
Cumulus Media Inc
(Replacement Term Loan)
4.011% due 06/11/14 §	513,717	484,178
Dana Holding Corp (Advance)
4.534% due 01/31/15 §	899,021	905,062
DineEquity Inc
6.000% due 10/08/17 §	140,667	143,106
Dollar General Corp
Tranche B-1
3.023% due 07/06/14 §	426,848	427,672
Tranche B-2
3.010% due 07/06/13 §	500,000	500,425
Dunkin Brands Inc Term B
5.750% due 11/24/17 §	175,000	177,317
Education Management LLC Tranche C-2
4.313% due 06/01/16 §	994,686	976,924
Entercom Radio LLC Term A
1.386% due 06/18/12 §	397,579	387,806
Federal-Mogul Corp
Tranche B
2.206% due 12/27/14 §	653,738	611,362
Tranche C
2.199% due 12/27/15 §	333,540	311,919
Ford Motor Co Tranche B-1
3.026% due 12/15/13 §	765,781	763,758
Getty Images Inc
5.250% due 11/03/16 §	498,750	503,675
Harrah’s Operating Co Inc Term B-1
3.288% due 01/28/15 §	1,000,000	905,547
Isle of Capri Casinos Inc
(Initial Term Loan)
5.000% due 11/15/13 §	283,949	284,517
Term A (Delayed Draw Term Loan)
5.000% due 11/15/13 §	99,897	100,097
Term B (Delayed Draw Term Loan)
5.000% due 11/15/13 §	113,580	113,807
Language Line LLC Tranche B
6.250% due 06/15/16 §	200,000	202,000
Las Vegas Sands LLC
(Delayed Draw I Term Loan Extending)
3.030% due 05/23/16 §	108,616	104,735
Tranche B Extending
3.030% due 11/23/16 §	537,539	518,293
MCC Iowa LLC Tranche E
4.500% due 11/03/17 §	995,000	976,344
Michaels Stores Inc
Term B-1
2.563% due 10/31/13 §	487,074	475,231
Term B-2
4.813% due 7/31/16 §	722,605	723,702
National Bedding Co LLC (Extended)
2.313% due 12/17/13 §	498,705	496,211
Nielsen Finance LLC Term A (Dollar Term Loan)
2.264% due 08/09/13 §	976,089	966,503
Orbitz Worldwide Inc
3.277% due 07/25/14 §	500,000	468,438
OSI Restaurant Partners LLC
2.736% due 06/14/14 §	457,092	437,475
(Pre-Funded Revolving Credit Loan)
2.027% due 06/14/14 §	41,547	39,764
Penn National Gaming Inc Term B
2.027% due 10/03/12 §	1,000,000	997,917
Petco Animal Supplies Inc
6.000% due 11/23/17 §	500,000	504,022
Protection One Alarm Monitoring Inc
6.000% due 06/04/16 §	479,551	481,350
Regal Cinemas Corp
3.803% due 11/19/16 §	994,987	999,962
Sabre Inc (Initial Term Loan)
2.271% due 09/21/14 §	981,320	916,655
The Goodyear Tire & Rubber Co
(2nd Lien)
1.960% due 04/30/14 §	1,000,000	976,250
The Neiman Marcus Group Inc Tranche B-2
4.303% due 04/06/16 §	953,264	945,221
The Pep Boys - Manny, Moe and Jack
2.300% due 10/25/13 §	233,411	229,326
The Weather Channel Holding Corp
(Replacement Term Loan)
5.000% due 09/14/15 §	242,788	244,660
Travelport LLC (Delayed Draw Term Loan)
4.963% due 08/23/15 §	994,845	944,855
Universal City Development Partners Ltd
5.500% due 11/03/14 §	994,975	1,005,543
Univision Communications Inc
(Extended 1st Lien Term Loan)
(Initial Term Loan)
4.511% due 03/29/17 §	773,761	737,008
(Initial Term Loan)
4.511% due 09/29/14 §	773,761	740,728
VML US Finance LLC Term B
(Delayed Draw Project Loan)
4.800% due 05/25/12 §	151,284	151,946
(Funded Project Loan)
4.800% due 04/11/13 §	675,109	678,063
WideOpenWest Finance LLC Series A
(New Term Loan)
6.761% due 06/14/14 §	493,773	484,515
Zuffa LLC (Initial Term Loan)
due 06/01/15 § ¥	1,000,000	985,000

		31,533,813

See Supplemental Notes to Schedules of Investments	6	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Consumer Staples - 7.7%

Dean Foods Co Tranche B
(Non-Extending)
1.810% due 04/02/14 §	$498,705	$478,964
DSW Holdings Inc
4.288% due 03/02/12 §	500,000	482,500
KIK Custom Products Inc
(2nd Lien)
5.303% due 11/24/14 §	500,000	344,167
NBTY Inc Term B
6.250% due 09/30/17 §	650,000	660,018
Pinnacle Foods Finance LLC
2.761% due 04/02/14 §	500,000	491,367
Reynolds Group Holdings Tranche A
(Incremental Term Loan)
6.250% due 09/30/15 §	1,000,000	1,003,875
Rite Aid Corp Tranche 2
2.020% due 06/04/14 §	1,488,520	1,357,743
Roundy’s Supermarkets Inc Tranche B Extending
3.763% due 11/03/13 §	997,403	999,111

		5,817,745

Energy - 1.1%

Citgo Petroleum Corp Term B
8.000% due 06/25/15 §	493,750	510,337
Obsidian Natural Gas Trust
7.000% due 11/02/15 §	275,000	278,438

		788,775

Financials - 3.8%

First Data Corp Tranche B-1 (Initial Term Loan)
3.011% due 09/24/14 §	527,211	487,217
HUB International Ltd
(Delayed Draw Term Loan)
2.803% due 04/02/14 §	178,215	173,370
(Initial Term Loan)
2.803% due 04/02/14 §	792,830	771,275
Nuveen Investments Inc (1st Lien)
(Non-Extended)
3.297% due 11/13/14 §	691,740	659,531
(Extended)
5.784% due 05/13/17 §	808,260	770,626

		2,862,019

Health Care - 12.4%

Aveta Inc
(MMM Term Loan)
8.500% due 04/16/16 §	245,058	242,812
(NAMM Term Loan)
8.500% due 04/16/16 §	245,058	242,812
Bausch & Lomb Inc
(Delayed Draw Term Loan)
3.511% due 04/26/15 §	97,231	97,031
(Parent Term Loan)
3.543% due 04/26/15 §	400,447	399,195
Biomet Inc (Dollar Term Loan)
3.293% due 09/25/13 §	994,859	993,437
CHS/Community Health Systems Inc
(Extended Term Loan)
2.549% due 01/25/17 §	321,361	320,734
(Funded Term Loan)
2.549% due 07/25/14 §	639,204	624,303
(Non-Extended Delayed Draw Term Loan)
2.549% due 07/25/14 §	32,920	32,152
DaVita Inc Tranche B
4.500% due 10/20/16 §	225,000	227,431
DJO Finance LLC
3.261% due 11/20/13 §	455,317	449,056
Grifols Inc Tranche B
due 11/09/16 § ¥	675,000	683,719
HCA Inc Tranche B-1
2.553% due 11/17/13 §	1,581,925	1,568,478
Health Management Associates Inc Term B
2.053% due 02/28/14 §	994,489	977,770
IMS Health Inc Tranche B
(Dollar Term Loan)
5.250% due 02/26/15 §	495,120	501,309
InVentiv Health Inc Term B
6.500% due 08/04/16 §	497,500	502,164
Multiplan Merger Corp
6.500% due 08/12/17 §	678,462	686,412
Warner Chilcott Co LLC
Term A
6.000% due 10/30/14 §	305,085	306,134
Term B-1
6.250% due 04/30/15 §	150,978	152,149
Term B-2
6.250% due 04/30/15 §	251,405	253,356
WC Luxco SARL
Term B-3
6.500% due 02/20/16 §	63,419	64,108

		9,324,562

Industrials - 5.0%

Goodman Global Inc (1st Lien Initial Term Loan)
5.750% due 10/21/16 §	149,625	150,640
Hawker Beechcraft Acquisition Co LLC
2.272% due 03/26/14 §	935,428	821,673
(Facility Deposit)
0.203% due 03/26/14 §	56,070	49,251
John Maneely Co
3.539% due 12/08/13 §	498,177	489,904
Pinafore LLC Term B
6.250% due 09/28/16 §	567,307	575,969
Sensata Technologies BV
2.038% due 04/27/13 §	497,396	486,577
Swift Transportation Co
6.750% due 12/21/16 §	1,000,000	1,002,625
Transdigm Inc Term B
5.000% due 12/15/16 §	150,000	151,734

		3,728,373

Information Technology - 6.0%

Brocade Communication Systems Inc (Borrowing)
7.000% due 10/07/13 §	171,194	173,206
Fidelity National Information Services Inc Term B
5.250% due 07/15/16 §	199,500	202,263
Freescale Semiconductor Inc
(Extended Maturity Term Loan)
4.508% due 12/01/16 §	993,564	965,000
Infor Enterprise Solutions Holdings Ltd
(Extended Initial US Term Loan 1st Lien)
6.020% due 07/29/15 §	651,428	623,905
(Extended Delayed Draw 1st Lien)
6.020% due 07/29/15 §	345,968	330,832
Kronos Inc (2nd Lien)
6.053% due 12/31/15 §	500,000	489,792
Spansion LLC
6.500% due 02/09/15 §	279,719	283,099
SSI Investments II Ltd
6.500% due 05/20/17 §	497,500	502,683
SunGard Data Systems Inc
Tranche A
2.013% due 02/28/14 §	244,500	238,884
Tranche B
3.910% due 02/28/16 §	717,155	712,897

		4,522,561

See Supplemental Notes to Schedules of Investments	7	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Materials - 8.7%

Georgia-Pacific LLC
Term B (Additional Loan)
2.303% due 12/29/13 §	$728,314	$728,852
Graphic Packaging International Inc Term B
2.290% due 05/16/14 §	940,554	929,209
Hexion Specialty Chemicals Inc
Tranche C-1B
4.063% due 05/05/15 §	703,861	696,998
Tranche C-2B
4.063% due 05/05/15 §	295,366	292,486
Huntsman International LLC Term B
(Dollar Term Loan)
1.783% due 04/19/14 §	1,000,000	980,136
Ineos US Finance LLC
Term B-2
due 12/11/13 § ¥	233,384	241,261
7.500% due 12/11/13 §	233,384	241,261
Term C-2
due 12/11/14 § ¥	247,669	256,028
8.000% due 12/11/14 §	247,669	256,028
Nalco Co Tranche B-1
4.500% due 10/07/17 §	997,500	1,007,724
Novelis Inc
5.000% due 12/14/16 §	200,000	202,875
Smurfit-Stone Container Enterprises Inc
(Exit Term Loan)
6.750% due 02/22/16 §	497,500	506,579
Solutia Inc
4.500% due 03/17/17 §	225,919	227,684

		6,567,121

Telecommunication Services - 5.1%

Digicel International Finance Ltd
Tranche A
2.813% due 04/25/12 §	850,073	835,197
Intelsat Corp
Tranche B-2-A (Incremental Term Loan)
2.790% due 01/03/14 §	332,537	331,955
Tranche B-2-B (Incremental Term Loan)
2.790% due 01/03/14 §	332,434	331,852
Tranche B-2-C (Incremental Term Loan)
2.790% due 01/03/14 §	332,434	331,852
Syniverse Holdings Inc Term B
due 12/22/16 § ¥	500,000	506,875
Telesat Canada
Term I (US Term Loan)
3.270% due 06/06/14 §	458,089	456,944
Term II (US Term Loan)
3.270% due 06/06/14 §	39,348	39,250
UPC Financing Partnership Facility X
4.251% due 04/16/17 §	1,000,000	986,719

		3,820,644

Utilities - 5.8%

Calpine Corp (1st Priority)
3.145% due 03/29/14 §	41,308	41,330
Dynegy Holdings Inc
(Facility Term Loan)
4.020% due 04/24/13 §	1,388,246	1,381,305
(Tranche B)
4.020% due 03/27/13 §	110,611	110,058
New Development Holdings LLC
7.000% due 06/08/17 §	863,878	879,603
NRG Energy Inc (Extended Maturity Term Loan)
3.553% due 08/31/15 §	995,000	996,659
Texas Competitive Electric Holdings Co LLC
Tranche B2 (Initial Term Loan)
3.764% due 10/10/14 §	1,267,254	981,618

		4,390,573

Total Senior Loan Notes (Cost $71,671,061)		73,356,186

	Shares
SHORT-TERM INVESTMENT - 5.9%

Money Market Fund - 5.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,443,915	4,443,915

Total Short-Term Investment (Cost $4,443,915)		4,443,915

TOTAL INVESTMENTS - 104.4% (Cost $76,786,627)		78,449,565

OTHER ASSETS & LIABILITIES, NET - (4.4%)		(3,314,333)

NET ASSETS - 100.0%		$75,135,232

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$649,464	$—	$649,464	$—
	Senior Loan Notes	73,356,186	—	73,356,186	—
	Short-Term Investment	4,443,915	4,443,915	—	—

	Total	$78,449,565	$4,443,915	$74,005,650	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	8	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	100	$100,055

Total Convertible Preferred Stocks (Cost $100,000)		100,055

	Principal
	Amount
CORPORATE BONDS & NOTES - 15.1%

Consumer Discretionary - 0.2%

Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13		$300,000	322,500

Consumer Staples - 0.3%

New Albertsons Inc
7.500% due 02/15/11		500,000	503,125

Energy - 0.6%

EOG Resources Inc
1.034% due 02/03/14 §		1,000,000	1,001,787
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21		100,000	101,750

			1,103,537

Financials - 11.8%

American Express Bank FSB
0.391% due 05/29/12 §		300,000	298,788
0.412% due 06/12/12 §		500,000	497,714
American Express Credit Corp
5.875% due 05/02/13		200,000	217,627
7.300% due 08/20/13		210,000	236,783
American International Group Inc
8.175% due 05/15/58 §		200,000	214,462
Banco Santander (Chile)
1.539% due 04/20/12 § ~		300,000	300,003
Bank of America Corp
0.845% due 06/11/12 §	GBP	900,000	1,368,747
Countrywide Financial Corp
5.800% due 06/07/12		$400,000	420,983
Dexia Credit Local NY SA (France)
0.703% due 03/05/13 § ~		4,400,000	4,388,142
Ford Motor Credit Co LLC
7.250% due 10/25/11		500,000	516,875
7.500% due 08/01/12		600,000	638,163
General Electric Capital Corp
0.424% due 12/20/13 §		200,000	194,752
General Motors Acceptance Corp
6.000% due 12/15/11		400,000	412,000
7.000% due 02/01/12		600,000	627,000
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~		300,000	281,300
Merrill Lynch & Co Inc
1.764% due 09/27/12 §	EUR	1,000,000	1,296,122
5.450% due 07/15/14		$300,000	315,653
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		100,000	107,730
Morgan Stanley
1.331% due 11/29/13 §	EUR	200,000	255,067
1.377% due 04/13/16 §		1,000,000	1,201,898
2.786% due 05/14/13 §		$1,000,000	1,036,989
SLM Corp
3.125% due 09/17/12	EUR	700,000	912,913
Sun Life Financial Global Funding LP
0.553% due 10/06/13 § ~		$1,500,000	1,477,863
The Goldman Sachs Group Inc
1.347% due 02/04/13 §	EUR	1,500,000	1,949,852
5.375% due 02/15/13		500,000	701,857
The Royal Bank of Scotland Group PLC
(United Kingdom)
2.704% due 08/23/13 §		$700,000	711,308
3.000% due 12/09/11 ~		200,000	204,210
4.875% due 03/16/15		400,000	409,556
UBS AG (Switzerland)
1.384% due 02/23/12 §		1,100,000	1,109,655
Wachovia Corp
2.057% due 05/01/13 §		700,000	720,195

			23,024,207

Health Care - 0.3%

HCA Inc
7.250% due 09/15/20		600,000	630,000

Industrials - 0.9%

International Lease Finance Corp
5.350% due 03/01/12		500,000	506,875
6.375% due 03/25/13		900,000	927,000
6.500% due 09/01/14 ~		100,000	106,500
6.750% due 09/01/16 ~		100,000	107,250
7.125% due 09/01/18 ~		200,000	213,500

			1,861,125

Telecommunication Services - 1.0%

Sprint Capital Corp
7.625% due 01/30/11		2,000,000	2,007,500

Total Corporate Bonds & Notes (Cost $29,272,351)			29,451,994

MORTGAGE-BACKED SECURITIES - 5.7%

Collateralized Mortgage Obligations - Commercial - 0.7%

Banc of America Large Loan Inc
2.010% due 11/15/15 “ § ~		997,093	890,333
JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “		110,000	114,331
Morgan Stanley Capital I
5.879% due 06/11/49 “ §		100,000	107,242
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §		210,000	225,281

			1,337,187

Collateralized Mortgage Obligations - Residential - 5.0%

Arkle Master Issuer PLC (United Kingdom)
1.434% due 05/17/60 “ § ~		500,000	497,677
Bear Stearns Adjustable Rate Mortgage Trust
2.330% due 08/25/35 “ §		33,827	32,472
2.430% due 08/25/35 “ §		57,990	54,982
2.730% due 03/25/35 “ §		113,344	108,204
2.934% due 03/25/35 “ §		35,930	34,451
3.138% due 01/25/35 “ §		3,286,405	3,041,611
Citigroup Mortgage Loan Trust Inc
2.510% due 08/25/35 “ §		52,541	49,567
2.560% due 08/25/35 “ §		44,064	39,725

See Supplemental Notes to Schedules of Investments	9	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount		Value
Countrywide Home Loan Mortgage Pass-Through Trust
0.601% due 06/25/35 “ § ~		$35,068	$30,290
4.680% due 01/19/34 “ §		168,862	167,935
Fannie Mae
0.611% due 07/25/37 “ §		913,236	916,980
0.641% due 07/25/37 “ §		875,957	880,735
0.701% due 05/25/36 “ §		610,521	615,046
0.706% due 02/25/37 “ §		189,202	189,272
0.952% due 01/28/41 “ §		1,000,000	999,531
GSR Mortgage Loan Trust
2.825% due 09/25/35 “ §		87,254	83,691
MLCC Mortgage Investors Inc
2.329% due 12/25/34 “ §		246,866	236,725
New York Mortgage Trust Inc
4.998% due 05/25/36 “ §		700,000	561,710
Residential Accredit Loans Inc
0.441% due 06/25/46 “ §		173,074	72,308
Structured Asset Mortgage Investments Inc
0.471% due 05/25/46 “ §		157,674	89,388
Wells Fargo Mortgage-Backed Securities Trust
2.893% due 10/25/35 “ §		1,400,000	1,188,079

			9,890,379

Total Mortgage-Backed Securities (Cost $10,955,792)			11,227,566

ASSET-BACKED SECURITIES - 2.6%

Aames Mortgage Investment Trust
0.551% due 10/25/35 “ §		220,887	219,969
Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~		405,162	405,814
AMMC CLO (Cayman)
0.539% due 08/08/17 § “ ~		200,000	189,089
ARES CLO Funds (Cayman)
0.530% due 03/12/18 “ § ~		494,669	465,824
Asset Backed Funding Certificates
0.741% due 06/25/35 “ §		1,270,226	1,252,507
First Franklin Mortgage Loan Asset-Backed Certificates
0.311% due 11/25/36 “ §		52,499	52,059
Ford Credit Auto Owner Trust
1.210% due 01/15/12 “		80,303	80,370
Freddie Mac Structured Pass-Through Securities
0.541% due 09/25/31 “ §		2,733	2,591
Plymouth Rock CLO Ltd Inc
1.920% due 02/16/19 “ § ~ Δ		1,000,000	996,597
Race Point CLO (Cayman)
0.836% due 05/15/15 “ § ~		785,533	744,480
Structured Asset Securities Corp
0.351% due 02/25/37 “ §		300,892	297,904
Wells Fargo Home Equity Trust
0.511% due 12/25/35 “ § ~		9,683	9,659
Wood Street CLO BV (Netherlands)
1.388% due 03/29/21 “ § ~	EUR	248,182	305,594

Total Asset-Backed Securities (Cost $5,013,498)			5,022,457

U.S. TREASURY OBLIGATIONS - 86.6%

U.S. Treasury Inflation Protected Securities - 86.6%

0.625% due 04/15/11 ^ ‡		1,322,220	1,334,822
0.625% due 04/15/13 ^		1,965,949	2,026,925
1.250% due 04/15/14 ^		1,963,460	2,066,695
1.250% due 07/15/20 ^		9,827,734	10,076,503
1.375% due 07/15/18 ^		304,260	321,066
1.625% due 01/15/15 ^ ‡		8,819,349	9,415,343
1.625% due 01/15/18 ^		1,565,910	1,677,603
1.750% due 01/15/28 ^		3,340,608	3,408,987
1.875% due 07/15/13 ^		5,001,234	5,336,862
1.875% due 07/15/15 ^		9,557,230	10,365,112
1.875% due 07/15/19 ^		5,735,968	6,244,588
2.000% due 04/15/12 ^		1,185,547	1,229,541
2.000% due 01/15/14 ^		13,434,581	14,434,049
2.000% due 07/15/14 ^		1,856,384	2,008,520
2.000% due 01/15/16 ^		3,085,320	3,363,480
2.000% due 01/15/26 ^		4,627,980	4,925,545
2.125% due 01/15/19 ^		4,074,560	4,514,486
2.375% due 01/15/17 ^		3,578,817	3,992,618
2.375% due 01/15/25 ^		7,460,343	8,320,618
2.375% due 01/15/27 ^ ‡		11,165,231	12,436,147
2.500% due 07/15/16 ^		12,779,472	14,292,903
2.500% due 01/15/29 ^		8,658,440	9,851,686
2.625% due 07/15/17 ^		10,341,540	11,780,395
3.000% due 07/15/12 ^		2,098,221	2,230,344
3.375% due 01/15/12 ^		246,336	257,671
3.375% due 04/15/32 ^		184,820	239,442
3.625% due 04/15/28 ^		4,962,501	6,421,396
3.875% due 04/15/29 ^		12,573,517	16,884,123

			169,457,470

Total U.S. Treasury Obligations (Cost $167,871,682)			169,457,470

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Australian Government Bond (Australia)
2.500% due 09/20/30	AUD	200,000	197,566
3.000% due 09/20/25		1,100,000	1,201,707
4.000% due 08/20/20		300,000	496,758
Canada Housing Trust (Canada)
2.450% due 12/15/15 ~	CAD	1,200,000	1,194,050
Canadian Government Bond (Canada)
4.250% due 12/01/21		281,040	380,349
New South Wales Treasury Corp (Australia)
2.750% due 11/20/25	AUD	500,000	518,208

Total Foreign Government Bonds & Notes (Cost $3,654,137)			3,988,638

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47		$95,000	65,997
Tobacco Settlement Financing Corp of RI ‘A’
6.000% due 06/01/23		65,000	66,221

Total Municipal Bonds (Cost $148,487)			132,218

Shares
SHORT-TERM INVESTMENTS - 1.2%

Money Market Fund - 0.5%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,040,693	1,040,693

See Supplemental Notes to Schedules of Investments	10	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Repurchase Agreement - 0.7%

Credit Suisse Group AG
0.230% due 01/03/2011 (Dated 12/31/2010, repurchase price of $1,400,027; collateralized by U.S. Treasury Note: 0.983% due 12/31/2011 value $1,432,567)	$1,400,000	$1,400,000

Total Short-Term Investments (Cost $2,440,693)		2,440,693

TOTAL INVESTMENTS - 113.4% (Cost $219,456,640)		221,821,091

OTHER ASSETS & LIABILITIES, NET - (13.4%)		(26,269,956)

NET ASSETS - 100.0%		$195,551,135

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of December 31, 2010, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(c)	Open futures contracts outstanding as of December 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/11)	67	$67,000,000	$8,200
Eurodollar (06/11)	32	32,000,000	1,726
Eurodollar (03/12)	6	6,000,000	(2,788)

Total futures contracts			$7,138

(d)	Forward foreign currency contracts outstanding as of December 31, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	AUD	290,000	01/11	RBS	$(19,429)
Buy	BRL	1,531,244	03/11	CIT	12,270
Buy	CAD	307,000	02/11	CIT	2,819
Buy	CAD	425,000	02/11	RBS	7,268
Buy	CAD	311,000	02/11	UBS	3,855
Sell	CAD	889,000	02/11	DUB	(10,565)
Sell	CHF	6,000	02/11	RBC	(375)
Buy	CNY	237,000	11/11	BRC	(739)
Buy	CNY	674,636	01/11	DUB	1,635
Buy	CNY	980,000	01/11	JPM	1,837
Buy	CNY	663,980	01/11	MSC	740
Buy	CNY	1,424,792	11/11	CIT	(1,999)
Buy	CNY	887,138	11/11	JPM	(2,726)
Sell	CNY	2,318,616	01/11	DUB	(3,119)
Buy	CNY	2,318,616	02/12	DUB	(2,334)
Sell	EUR	230,000	01/11	CIT	(2,640)
Sell	EUR	5,003,152	01/11	CIT	199,501
Sell	EUR	529,000	01/11	CSF	(9,549)
Sell	EUR	750,000	01/11	RBC	(9,875)
Sell	EUR	230,000	01/11	UBS	(3,268)
Sell	EUR	130,000	02/11	BRC	(2,766)
Sell	EUR	130,000	02/11	UBS	(2,736)
Sell	GBP	889,000	03/11	RBS	4,579
Buy	IDR	1,948,800,000	10/11	CIT	(4,126)
Buy	INR	11,900,200	03/11	BRC	2,827
Buy	INR	4,503,500	03/11	BRC	(536)
Buy	INR	8,379,900	03/11	CIT	5,077
Buy	INR	16,125,500	03/11	CIT	(1,424)
Buy	INR	13,870,500	03/11	DUB	6,342
Buy	INR	13,757,500	03/11	DUB	(1,154)
Buy	INR	9,430,000	03/11	JPM	8,270
Buy	INR	5,409,600	03/11	JPM	(524)
Buy	INR	2,952,000	03/11	RBS	(287)
Buy	INR	1,133,000	03/11	UBS	23
Sell	JPY	456,000	01/11	RBC	(202)
Buy	KRW	226,300,000	01/11	CIT	(827)
Buy	KRW	114,630,000	01/11	CIT	889
Buy	KRW	224,840,000	01/11	DUB	(2,112)
Buy	KRW	114,630,000	01/11	DUB	890
Buy	KRW	56,860,000	01/11	GSC	44
Buy	KRW	113,860,000	01/11	UBS	211
Sell	KRW	851,120,000	01/11	JPM	(12,003)

See Supplemental Notes to Schedules of Investments	11	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	KRW	433,930,000	05/11	BRC	$(5,404)
Buy	KRW	641,355,000	05/11	CIT	(6,386)
Buy	KRW	260,030,000	05/11	DUB	(2,171)
Buy	KRW	24,505,000	05/11	GSC	(124)
Buy	KRW	57,000,000	05/11	HSB	(834)
Buy	KRW	131,600,000	05/11	JPM	(743)
Buy	KRW	851,120,000	05/11	JPM	10,856
Buy	KRW	114,000,000	05/11	RBS	(882)
Buy	MYR	1,067,090	02/11	BRC	5,143
Buy	MYR	526,235	02/11	CIT	207
Buy	PHP	6,447,580	02/11	CIT	(792)
Buy	PHP	13,238,800	02/11	CIT	2,264
Buy	PHP	1,698,480	02/11	DUB	(221)
Buy	PHP	566,150	02/11	UBS	(74)
Buy	PHP	8,750,000	06/11	CIT	(762)
Buy	PHP	8,008,400	06/11	CIT	633
Buy	PHP	10,905,000	06/11	DUB	(323)
Buy	PHP	883,600	06/11	DUB	120
Buy	PHP	2,235,000	06/11	JPM	(78)
Buy	SGD	313,394	02/11	BRC	4,213
Buy	SGD	267,935	02/11	CIT	3,788
Buy	SGD	71,885	02/11	UBS	1,016
Buy	SGD	460,815	03/11	DUB	9,091

Total forward foreign currency contracts					$182,299

(e)	Transactions in written options for the nine-month period ended December 31,2010 were as follows:

		Notional	Notional
	Number of	Amount	Amount
	Contracts	in EUR	in $	Premium

Outstanding, March 31, 2010	18	—	59,100,000	$445,261
Call Options Written	104	—	59,900,000	262,799
Put Options Written	92	700,000	71,200,000	460,940
Call Options Closed	(12)	—	(27,600,000)	(69,660)
Put Options Closed	—	—	(14,600,000)	(81,809)
Call Options Expired	(44)	—	(33,400,000)	(211,794)
Put Options Expired	(44)	—	(57,200,000)	(358,854)

Outstanding, December 31, 2010	114	700,000	57,400,000	$446,883

(f)	Premiums received and value of written options outstanding as of December 31,2010 were as follows:

Credit Default Swaptions — Buy Protection (1)

	Exercise	Expiration	Counter-	Notional
Description	Rate	Date	party	Amount		Premium	Value

Call — OTC Dow Jones CDX IG15 Index	0.800%	01/19/11	MSC		$200,000	$310	$(139)
Call — OTC Dow Jones CDX IG15 Index	0.800%	03/16/11	MSC		1,400,000	2,800	(2,850)

						3,110	(2,989)

Credit Default Swaptions — Sell Protection (2)

Put — OTC ITRAXX Europe Index	1.300%	01/19/11	UBS	EUR	600,000	2,120	(420)
Put — OTC Dow Jones CDX IG15 Index	1.300%	03/16/11	MSC		$1,400,000	4,900	(1,376)
Put — OTC Dow Jones CDX IG15 Index	1.700%	03/16/11	MSC		100,000	470	(28)
Put — OTC ITRAXX Europe Index	1.800%	03/16/11	MSC	EUR	100,000	719	(88)
Put — OTC Dow Jones CDX IG15 Index	1.200%	06/15/11	MSC		$200,000	1,000	(732)

						9,209	(2,644)

						$12,319	$(5,633)

See Supplemental Notes to Schedules of Investments	12	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The seller is only obligated if the swaption is exercised.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index. The fund is only obligated if the swaption is exercised.
Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI urban Consumers NSA	215.95	Maximum of ((-1.00%)[10] -
		Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	$(11,757)
Floor — OTC U.S. CPI urban Consumers NSA	216.69	Maximum of ((-1.00%)[10] -
		Inflation Adjustment) or $0	04/07/20	CIT	2,000,000	17,720	(19,931)
Floor — OTC U.S. CPI urban Consumers NSA	217.97	Maximum of ((-1.00%)[10] -
		Inflation Adjustment) or $0	09/29/20	CIT	300,000	3,870	(3,054)
Floor — OTC U.S. CPI urban Consumers NSA	218.01	Maximum of ((-1.00%)[10] -
		Inflation Adjustment) or $0	10/13/20	BRC	700,000	6,860	(7,350)

						$38,770	$(42,092)

Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 5-Year Interest Rate Swap	Receive	1.250%	02/14/11	CIT	$2,900,000	$5,575	$(50)
Call — OTC 5-Year Interest Rate Swap	Receive	1.250%	02/14/11	UBS	7,400,000	15,392	(128)

						20,967	(178)

Put — OTC 5-Year Interest Rate Swap	Pay	1.800%	02/14/11	CIT	2,900,000	12,823	(68,916)
Put — OTC 5-Year Interest Rate Swap	Pay	1.800%	02/14/11	UBS	7,400,000	36,260	(175,854)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	3,800,000	34,352	(47,978)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	1,400,000	15,688	(17,676)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,000,000	11,177	(12,626)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	2,200,000	24,378	(27,777)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	(136)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	(341)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	600,000	4,087	(8,130)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	300,000	1,920	(4,065)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	12,600,000	101,115	(170,722)

						246,520	(534,221)

						$267,487	$(534,399)

Options on Exchange-Traded Futures Contracts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Call — CBOT 10-Year U.S. Treasury Note Futures (02/11)	$129.00	01/21/11	CIT	4	$1,740	$(63)
Call — CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	53	24,380	(31,138)

					26,120	(31,201)

Put — CBOT 10-Year U.S. Treasury Note Futures (02/11)	124.00	01/21/11	CIT	4	2,053	(14,500)
Put — CME Eurodollar Futures (09/11)	99.38	09/19/11	CIT	53	33,655	(21,863)

					35,708	(36,363)

					$61,828	$(67,564)

See Supplemental Notes to Schedules of Investments	13	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
     Straddle Options

	Exercise	Expiration	Counter-	Number of
Description	Price (1)	Date	party	Contracts	Premium	Value

Call & Put — OTC 1-Year vs. 1-Year Forward Volatility Agreement ∆	$—	10/11/11	JPM	$1,200,000	$6,096	$(9,727)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement ∆	—	10/11/11	MSC	2,600,000	28,849	(43,735)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement ∆	—	11/14/11	MSC	2,900,000	31,534	(48,675)

					$66,479	$(102,137)

(1)	Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options	$446,883	$(751,825)

(g) Swap agreements outstanding as of December 31,2010 were as follows:
     Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

	Fixed Deal			Implied Credit			Upfront
	Pay	Expiration	Counter-	Spread at	Notional		Premiums Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/10 (3)	Amount (4)	Value (5)	(Received)	Depreciation

New Albertsons Inc 7.250% due 05/01/13	(1.000%)	03/20/11	DUB	4.614%	$500,000	$3,765	$5,035	$(1,270)
Pulte Homes Inc 5.250% due 01/15/14	(1.000%)	09/20/11	DUB	1.338%	500,000	1,058	1,858	(800)
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18	(1.000%)	03/20/13	DUB	0.597%	300,000	(2,773)	5,065	(7,838)
American International Group Inc 5.875% due 05/01/13	(5.000%)	03/20/13	GSC	1.838%	900,000	(62,952)	(41,360)	(21,592)

						$(60,902)	$(29,402)	$(31,500)

     Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

	Fixed Deal			Implied Credit			Upfront	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp
5.625% due 09/15/17	1.000%	03/20/11	MSC	0.520%	$1,600,000	$2,216	$(13,157)	$15,373
ING Verzekeringen NV
4.000% due 09/18/13	1.400%	06/20/11	DUB	1.667%	EUR 300,000	(322)	—	(322)
Petrobras International
8.375% due 12/10/18	1.000%	09/20/12	DUB	1.165%	$100,000	(249)	(1,240)	991
American International Group Inc
6.250% due 05/01/36	1.950%	03/20/13	DUB	0.983%	1,200,000	26,266	—	26,266
France Government Bond OAT
4.250% due 04/25/19	0.250%	06/20/15	CIT	1.003%	800,000	(25,673)	(16,897)	(8,776)
Republic of Brazil
12.250% due 03/06/30	1.000%	06/20/15	BRC	1.033%	800,000	(874)	(6,842)	5,968
Republic of Italy
6.875% due 09/27/23	1.000%	06/20/15	DUB	2.338%	500,000	(27,051)	(12,003)	(15,048)
United Kingdom GILT
4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.666%	1,600,000	23,586	17,606	5,980
Republic of Brazil
12.250% due 03/06/30	1.000%	06/20/15	HSB	1.033%	700,000	(765)	(7,024)	6,259
France Government Bond OAT
4.250% due 04/25/19	0.250%	12/20/15	BRC	1.062%	800,000	(30,423)	(15,888)	(14,535)
Japanese Government Bond
2.000% due 03/21/22 ∆	1.000%	12/20/15	GSC	0.691%	1,000,000	15,073	22,097	(7,024)

						$(18,216)	$(33,348)	$15,132

     Credit Default Swaps on Credit Indices — Sell Protection (2)

	Fixed Deal					Upfront	Unrealized
	Receive	Expiration	Counter-	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	DUB	$3,100,000	$22,597	$9,814	$12,783
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	UBS	2,700,000	19,681	7,241	12,440
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	BRC	200,000	27,618	28,500	(882)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	DUB	200,000	27,621	30,200	(2,579)

See Supplemental Notes to Schedules of Investments	14	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Fixed Deal					Upfront	Unrealized
	Receive	Expiration	Counter-	Notional		Premiums Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MSC	$1,200,000	$165,729	$168,000	$(2,271)
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	300,000	41,427	42,300	(873)

					$304,673	$286,055	$18,618

Total Credit Default Swaps					$225,555	$223,305	$2,250

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
     Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	JPM	Pay	2.261%	07/14/11	EUR 500,000	$29,550	$—	$29,550
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	200,000	8,329	—	8,329
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(28,528)	(18,939)	(9,589)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(6,399)	(6,967)	568
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	500,000	4,663	1,918	2,745
BRL — CDI Compounded	MSC	Pay	11.290%	01/02/12	200,000	(506)	(212)	(294)
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	6,500,000	52,312	3,554	48,758
BRL — CDI Compounded	GSC	Pay	11.670%	01/02/12	200,000	3,240	1,619	1,621
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	136,278	15,333	120,945
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	100,000	5,924	191	5,733
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	3,500,000	15,109	2,159	12,950
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	1,400,000	6,044	1,943	4,101
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	900,000	4,719	—	4,719
BRL — CDI Compounded	UBS	Pay	12.070%	01/02/13	1,900,000	12,701	(6,688)	19,389
BRL — CDI Compounded	BRC	Pay	12.285%	01/02/13	800,000	7,683	2,511	5,172
GBP — United Kingdom RPI Index	RBS	Pay	3.440%	09/14/12	GBP 300,000	—	—	—
GBP — United Kingdom RPI Index	DUB	Pay	3.450%	09/15/12	100,000	—	—	—

Total Interest Rate Swaps						$251,119	$(3,578)	$254,697

Total Swap Agreements						$476,674	$219,727	$256,947

(h)	As of December 31,2010, $27,700 in cash and securities with a total aggregate value of $150,759 were fully or partially segregated with the broker(s)/custodian as collateral for open futures.

See Supplemental Notes to Schedules of Investments	15	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(i) Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$100,055	$100,055	$—	$—
	Corporate Bonds & Notes	29,451,994	—	29,451,994	—
	Mortgage-Backed Securities	11,227,566	—	10,228,035	999,531
	Asset-Backed Securities	5,022,457	—	2,320,873	2,701,584
	U.S. Treasury Obligations	169,457,470	—	169,457,470	—
	Foreign Government Bonds & Notes	3,988,638	—	3,988,638	—
	Municipal Bonds	132,218	—	132,218	—
	Short-Term Investments	2,440,693	1,040,693	1,400,000	—
	Derivatives:
	Credit Contracts
	Swaps	376,637	—	376,637	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	296,408	—	296,408	—
	Interest Rate Contracts
	Futures	9,926	9,926	—	—
	Swaps	286,552	—	286,552	—

	Total Interest Rate Contracts	296,478	9,926	286,552	—

	Total Assets — Derivatives	969,523	9,926	959,597	—

	Total Assets	222,790,614	1,150,674	217,938,825	3,701,115

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(5,633)	—	(5,633)	—
	Swaps	(151,082)	—	(151,082)	—

	Total Credit Contracts	(156,715)	—	(156,715)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(114,109)	—	(114,109)	—
	Interest Rate Contracts
	Futures	(2,788)	(2,788)	—	—
	Written Options	(746,192)	(67,564)	(534,399)	(144,229)
	Swaps	(35,433)	—	(35,433)	—

	Total Interest Rate Contracts	(784,413)	(70,352)	(569,832)	(144,229)

	Total Liabilities — Derivatives	(1,055,237)	(70,352)	(840,656)	(144,229)

	Total Liabilities	(1,055,237)	(70,352)	(840,656)	(144,229)

	Total	$221,735,377	$1,080,322	$217,098,169	$3,556,886

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedule of Investments) for the nine-month period ended December 31, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Mortgage-Backed Securities	$—	$999,688	$—	$—	$(157)	$—	$999,531	$(157)
Asset-Backed Securities	1,763,241	908,247	702	19,091	10,303	—	2,701,584	10,303
Derivatives:
Interest Rate Contracts
Written Options	(12,183)	(91,058)	—	—	(37,934)	(3,054)	(144,229)	(40,245)

	$1,751,058	$1,816,877	$702	$19,091	$(27,788)	$(3,054)	$3,556,886	$(30,099)

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	16	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares		Value
CONVERTIBLE PREFERRED STOCKS - 0.9%

Financials - 0.9%

American International Group Inc 8.500%		8,300	$72,957
Lehman Brothers Holdings Inc 8.750% Ω		1,500	390
Wells Fargo & Co 7.500%		3,000	3,001,650

			3,074,997

Total Convertible Preferred Stocks (Cost $3,661,903)			3,074,997

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *		8,000	4,480

Total Preferred Stocks (Cost $200,000)			4,480

	Principal Amount
CORPORATE BONDS & NOTES - 24.1%

Consumer Discretionary - 0.0%

General Motors Corp
8.375% due 07/05/33 Ω	EUR	200,000	89,533

Consumer Staples - 0.4%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	800,772
6.875% due 02/01/38		100,000	116,491
Reynolds American Inc
7.625% due 06/01/16		100,000	116,354
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	230,147
6.500% due 08/15/37		100,000	117,886

			1,381,650

Energy - 1.2%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	231,405
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	581,250
9.250% due 04/23/19		500,000	616,900
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	548,144
Odebrecht Drilling Norbe VIII/IX Ltd (Cayman)
6.350% due 06/30/21 ~		100,000	104,500
Petrobras International Finance Co (Cayman)
5.875% due 03/01/18		400,000	427,927
Petroleos Mexicanos (Mexico)
5.500% due 01/21/21		600,000	610,500
Ras Laffan Liquefied Natural Gas Co Ltd III (Qatar)
4.500% due 09/30/12 ∆~		400,000	422,022
Shell International Finance BV (Netherlands)
5.500% due 03/25/40		100,000	107,533
TNK-BP Finance SA (Luxembourg)
7.250% due 02/02/20 ~		200,000	218,500
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~		100,000	123,993

			3,992,674

Financials - 19.3%

Ally Financial Inc
6.250% due 12/01/17 ~ ∆		300,000	300,375
7.500% due 09/15/20 ~		200,000	210,750
American Express Bank FSB
5.500% due 04/16/13		600,000	647,024
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,339,144
American General Finance Corp
4.125% due 11/29/13	EUR	1,000,000	1,123,916
American International Group Inc
5.450% due 05/18/17		$100,000	101,534
5.850% due 01/16/18		800,000	827,282
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	330,488
Banco Santander Chile (Chile)
1.539% due 04/20/12 § ~		400,000	400,004
Bank of America Corp
4.500% due 04/01/15		1,900,000	1,932,887
4.875% due 01/15/13		100,000	104,259
5.650% due 05/01/18		700,000	716,306
Bank of China Hong Kong Ltd (Hong Kong)
5.550% due 02/11/20 ~		100,000	104,661
Bank of Montreal (Canada)
2.850% due 06/09/15 ~		100,000	101,685
Bank of Nova Scotia (Canada)
1.650% due 10/29/15 ~		200,000	191,395
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	105,952
5.450% due 09/12/12		800,000	857,616
6.050% due 12/04/17 ~		2,700,000	2,773,556
10.179% due 06/12/21 ~		720,000	898,124
BM&FBovespa SA (Brazil)
5.500% due 07/16/20 ~		100,000	102,256
BPCE SA (France)
2.375% due 10/04/13 ~		100,000	99,752
CIT Group Inc
7.000% due 05/01/15		600,000	603,000
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	2,090,000
Citigroup Inc
2.286% due 08/13/13 §		200,000	203,535
3.625% due 11/30/17 §	EUR	500,000	613,543
5.500% due 04/11/13		$700,000	745,779
5.500% due 10/15/14		1,000,000	1,078,369
5.625% due 08/27/12		50,000	52,488
5.875% due 05/29/37		200,000	196,305
8.500% due 05/22/19		200,000	248,676
Commonwealth Bank of Australia (Australia)
0.709% due 07/12/13 § ~		1,600,000	1,604,061
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~		200,000	203,856
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	1,009,605
Dexia Credit Local SA (France)
0.768% due 04/29/14 § ~		800,000	797,658
0.953% due 09/23/11 § ~		500,000	501,411
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	103,375
7.800% due 06/01/12		900,000	957,135
General Electric Capital Corp
5.875% due 01/14/38		900,000	937,455
6.875% due 01/10/39		200,000	231,907
General Motors Acceptance Corp
6.625% due 05/15/12		300,000	309,360
6.875% due 09/15/11		1,500,000	1,548,750
7.000% due 02/01/12		600,000	619,403
8.300% due 02/12/15		200,000	220,500
HCP Inc
5.950% due 09/15/11		700,000	722,731

See Supplemental Notes to Schedules of Investments	17	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal Amount		Value
ING Bank NV (Netherlands)
1.103% due 03/30/12 § ~		$700,000	$697,838
2.500% due 01/14/16 ~ ∆		100,000	97,656
Intesa Sanpaolo SPA (Italy)
2.375% due 12/21/12		1,400,000	1,405,753
JPMorgan Chase & Co
1.053% due 09/30/13 §		900,000	903,619
4.250% due 10/15/20		1,600,000	1,565,730
7.900% § ±		300,000	319,971
KeyBank NA
7.000% due 02/01/11		400,000	401,644
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12	EUR	300,000	409,194
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω		$500,000	116,875
5.625% due 01/24/13 Ω		1,200,000	300,000
6.750% due 12/28/17 Ω		500,000	275
6.875% due 05/02/18 Ω		100,000	25,250
Lloyds TSB Bank PLC (United Kingdom)
12.000% § ~ ±		1,100,000	1,200,734
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~		5,300,000	5,604,554
Merrill Lynch & Co Inc
6.875% due 04/25/18		900,000	986,348
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	323,189
Morgan Stanley
0.570% due 04/19/12 §		100,000	99,814
5.950% due 12/28/17		1,900,000	2,013,147
Nationwide Building Society (United Kingdom)
6.250% due 02/25/20 ~		300,000	313,165
Nykredit Realkredit AS (Denmark)
2.292% due 04/01/38 §	DKK	741,950	127,426
2.292% due 10/01/38 §		897,339	153,470
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	108,275
Qatari Diar Finance QSC (Qatar)
5.000% due 07/21/20 ~		200,000	199,800
Realkredit Danmark AS (Denmark)
2.340% due 01/01/38 §	DKK	3,202,534	548,103
Regions Bank/Birmingham AL
7.500% due 05/15/18		$300,000	309,435
Regions Financial Corp
0.473% due 06/26/12 §		900,000	851,942
RZD Capital Ltd (Ireland)
5.739% due 04/03/17		500,000	521,475
Santander U.S. Debt SA Unipersonal (Spain)
1.103% due 03/30/12 § ~		1,500,000	1,483,118
SLM Corp
0.502% due 03/15/11 §		600,000	597,872
0.518% due 10/25/11 §		900,000	887,598
1.716% due 10/01/14 §		100,000	84,371
8.000% due 03/25/20		400,000	406,218
State Bank of India/London (India)
4.500% due 07/27/15 ~		1,000,000	1,023,315
Stone Street Trust
5.902% due 12/15/15 ~		700,000	726,555
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~		300,000	306,766
The Bear Stearns Cos LLC
6.400% due 10/02/17		400,000	456,649
The Goldman Sachs Group Inc
0.466% due 02/06/12 §		200,000	199,801
6.250% due 09/01/17		1,100,000	1,215,573
6.750% due 10/01/37		1,200,000	1,230,706
The Royal Bank of Scotland Group PLC (United Kingdom)
0.686% due 04/08/11 § ~		400,000	400,196
2.625% due 05/11/12 ~		100,000	102,400
3.000% due 12/09/11 ~		800,000	816,841
3.950% due 09/21/15		400,000	393,631
7.640% ±		500,000	335,000
UBS AG (Switzerland)
1.384% due 02/23/12 §		300,000	302,633
5.875% due 12/20/17		700,000	770,986
Vnesheconombank Via VEB Finance Ltd (Ireland)
5.450% due 11/22/17 ~ ∆		100,000	100,250
Wachovia Corp
0.419% due 10/15/11 §		800,000	800,757
0.477% due 08/01/13 §		300,000	297,407
Wells Fargo & Co
7.980% § ±		1,700,000	1,802,000

			63,213,193

Health Care - 0.3%

Roche Holdings Inc
7.000% due 03/01/39 ~		400,000	506,140
UnitedHealth Group Inc
6.000% due 02/15/18		400,000	454,725
6.875% due 02/15/38		100,000	116,808

			1,077,673

Industrials - 1.4%

International Lease Finance Corp
0.639% due 07/13/12 §		2,682,000	2,553,331
1.425% due 08/15/11 §	EUR	400,000	526,163
4.950% due 02/01/11		$1,000,000	1,005,000
5.300% due 05/01/12		300,000	304,875
Noble Group Ltd (Bermuda)
6.750% due 01/29/20 ~		200,000	222,267

			4,611,636

Materials - 0.3%

Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	219,814
Gerdau Holdings Inc (Brazil)
7.000% due 01/20/20 ~		400,000	442,000
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	223,521
6.875% due 11/10/39		100,000	110,993

			996,328

Telecommunication Services - 0.5%

AT&T Inc
6.300% due 01/15/38		200,000	211,691
Verizon Wireless Capital LLC
5.250% due 02/01/12		1,300,000	1,361,015

			1,572,706

Utilities - 0.7%

CMS Energy Corp
5.050% due 02/15/18		1,000,000	993,784
Electricite de France (France)
5.500% due 01/26/14 ~		200,000	219,689
6.500% due 01/26/19 ~		200,000	233,728
6.950% due 01/26/39 ~		200,000	237,455
Entergy Corp
3.625% due 09/15/15		500,000	495,063

			2,179,719

Total Corporate Bonds & Notes (Cost $76,140,168)			79,115,112

See Supplemental Notes to Schedules of Investments	18	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.5%

Energy - 0.5%

Chesapeake Energy Corp
2.250% due 12/15/38	$100,000	$78,375
Transocean Inc (Switzerland)
1.500% due 12/15/37	1,400,000	1,386,000

		1,464,375

Total Convertible Corporate Bonds (Cost $1,377,647)		1,464,375

MORTGAGE-BACKED SECURITIES - 41.6%

Collateralized Mortgage Obligations - Commercial - 2.1%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §	100,000	106,879
5.700% due 06/13/50 “	200,000	208,736
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “	200,000	208,896
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “	900,000	945,227
5.658% due 03/15/39 “ §	100,000	105,218
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “	400,000	422,029
JPMorgan Chase Commercial Mortgage Securities Corp
4.070% due 11/15/43 “ ~	500,000	476,472
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §	600,000	632,386
Merrill Lynch-Floating Trust
0.802% due 07/09/21 “ § ~	499,897	482,876
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “	500,000	522,664
Morgan Stanley Capital I
5.731% due 07/12/44 “ §	1,700,000	1,846,765
Wachovia Bank Commercial Mortgage Trust
0.350% due 09/15/21 “ § ~	305,938	298,189
5.342% due 12/15/43 “	600,000	607,322

		6,863,659

Collateralized Mortgage Obligations - Residential - 4.2%

Adjustable Rate Mortgage Trust
2.788% due 05/25/35 “ §	22,230	22,187
Arran Residential Mortgages Funding PLC (United Kingdom)
2.403% due 05/16/47 “ § ~	EUR 1,000,000	1,331,793
Banc of America Funding Corp
2.848% due 05/25/35 “ §	$169,096	164,877
Banc of America Mortgage Securities Inc
2.923% due 07/25/33 “ §	81,915	80,047
5.000% due 05/25/34 “	25,918	25,978
Bear Stearns Adjustable Rate Mortgage Trust
2.430% due 08/25/35 “ §	74,347	70,489
2.560% due 10/25/35 “ §	447,716	402,751
2.778% due 08/25/33 “ §	186,164	183,781
2.934% due 03/25/35 “ §	158,515	151,991
Bear Stearns Alt-A Trust
2.834% due 05/25/35 “ §	65,695	51,407
2.937% due 09/25/35 “ §	79,531	60,963
5.204% due 11/25/36 “ §	105,401	66,025
Chevy Chase Mortgage Funding Corp
0.511% due 08/25/35 “ § ~	84,273	55,050
Citigroup Mortgage Loan Trust Inc
2.560% due 08/25/35 “ §	88,127	79,450
2.680% due 12/25/35 “ §	147,533	142,064
Countrywide Alternative Loan Trust
3.784% due 06/25/37 “ §	411,181	292,903
Countrywide Home Loan Mortgage Pass-Through Trust
0.581% due 03/25/35 “ §	38,927	24,998
0.601% due 06/25/35 “ § ~	175,342	151,452
Credit Suisse First Boston Mortgage Securities Corp
0.885% due 03/25/32 “ § ~	6,603	5,681
6.000% due 11/25/35 “	143,232	105,551
Downey Saving and Loan Association Mortgage Loan Trust
0.441% due 04/19/48 “ §	594,529	256,060
Fannie Mae
0.461% due 10/27/37 “ §	3,400,000	3,394,941
0.571% due 04/25/37 “ §	210,399	210,947
0.711% due 09/25/35 “ §	382,992	383,282
1.625% due 11/25/23 “ §	342,209	349,489
4.250% due 07/25/17 “	127,810	132,126
4.500% due 04/25/17 “	67,940	69,114
4.500% due 10/25/17 “	139,176	145,001
5.000% due 01/25/17 “	42,163	42,556
6.000% due 03/25/31 “	843,293	866,499
Freddie Mac
1.528% due 10/25/44 “ §	57,230	56,064
1.730% due 07/25/44 “ §	303,673	297,850
4.500% due 06/15/17 “	100,788	102,904
4.500% due 10/15/19 “	47,495	47,903
5.000% due 04/15/18 “	290,848	299,295
5.000% due 04/15/30 “	52,727	53,070
5.500% due 03/15/17 “	18,848	19,376
8.000% due 04/15/30 “	313,804	366,851
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	2,816	2,854
Harborview Mortgage Loan Trust
0.431% due 12/19/36 “ §	798,714	522,225
0.451% due 01/19/38 “ §	245,607	165,017
0.481% due 05/19/35 “ §	42,792	28,124
JPMorgan Mortgage Trust
5.039% due 02/25/35 “ §	59,732	59,945
5.389% due 07/25/35 “ §	606,587	604,264
5.750% due 01/25/36 “	94,775	85,947
Mellon Residential Funding Corp
0.740% due 06/15/30 “ §	13,467	13,161
Merrill Lynch Mortgage Investors Inc
0.471% due 02/25/36 “ §	55,086	42,633
Residential Accredit Loans Inc
0.441% due 06/25/46 “ §	115,382	48,206
6.000% due 06/25/36 “	354,136	243,031
Residential Asset Securitization Trust
0.661% due 05/25/33 “ §	20,042	17,520
Structured Asset Mortgage Investments Inc
0.481% due 05/25/36 “ §	252,449	150,325
Structured Asset Securities Corp
2.662% due 08/25/32 “ §	29,338	28,360
2.856% due 10/25/35 “ § ~	92,711	74,553
Washington Mutual Mortgage Pass-Through Certificates
0.571% due 01/25/45 “ §	33,309	28,705
0.581% due 01/25/45 “ §	33,889	28,693
0.801% due 12/25/27 “ §	87,183	77,402
1.728% due 08/25/42 “ §	5,837	5,308
2.904% due 02/27/34 “ §	11,343	11,602
3.154% due 09/25/46 “ §	115,785	87,442
5.724% due 02/25/37 “ §	600,000	493,575
Washington Mutual Pass-Through Certificates (IO)
9.600% due 12/25/27 “ § ~ +	92,321	5,078

See Supplemental Notes to Schedules of Investments	19	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Wells Fargo Mortgage-Backed Securities Trust
2.818% due 07/25/35 “ §	$19,006	$18,986
2.855% due 12/25/34 “ §	155,491	151,084
2.911% due 04/25/36 “ §	160,558	149,117
4.500% due 11/25/18 “	85,388	86,551
5.255% due 08/25/36 “ §	25,871	25,683

		13,818,157

Fannie Mae - 29.6%

1.542% due 10/01/44 “ §	55,807	55,828
2.411% due 09/01/35 “ §	227,610	237,639
2.710% due 11/01/34 “ §	202,861	212,296
2.839% due 11/01/32 “ §	211,643	221,448
3.061% due 12/01/35 “ §	67,741	70,770
4.000% due 04/01/24 “	54,292	56,014
4.000% due 05/01/25 “	51,830	53,595
4.000% due 12/01/25 “	882,025	912,070
4.000% due 01/13/41 “	5,700,000	5,671,500
4.500% due 06/01/24 “	951,132	997,797
4.500% due 01/19/26 “	1,000,000	1,048,594
4.500% due 11/01/39 “	525,727	540,380
4.500% due 05/01/40 “	241,155	247,839
4.500% due 07/01/40 “	183,178	188,255
4.500% due 07/01/40 “	1,999,999	2,055,432
4.500% due 01/13/41 “	43,700,000	44,867,620
4.618% due 12/01/36 “ §	24,089	25,163
5.000% due 03/01/35 “	631,285	666,989
5.000% due 01/15/38 “	15,000,000	15,771,090
5.500% due 12/01/20 “	24,869	26,819
5.500% due 07/01/21 “	43,749	47,099
5.500% due 08/01/21 “	486,992	524,278
5.500% due 10/01/21 “	367,316	396,127
5.500% due 12/01/21 “	111,941	120,512
5.500% due 04/01/22 “	321,061	345,474
5.500% due 05/01/22 “	789,684	849,730
5.500% due 05/01/22 “	355,576	387,022
5.500% due 07/01/22 “	85,110	91,581
5.500% due 06/01/23 “	191,551	206,116
5.500% due 06/01/23 “	79,523	86,131
5.500% due 09/01/23 “	500,351	538,397
5.500% due 02/01/24 “	81,089	87,745
5.500% due 01/01/34 “	41,235	44,454
5.500% due 02/01/34 “	155,487	167,623
5.500% due 03/01/34 “	23,927	25,758
5.500% due 04/01/34 “	9,809	10,535
5.500% due 07/01/36 “	163,106	175,583
5.500% due 09/01/36 “	189,225	203,995
5.500% due 01/01/37 “	882,105	945,995
5.500% due 04/01/37 “	209,823	225,938
5.500% due 02/01/38 “	16,351	17,508
5.500% due 02/01/38 “	809,253	867,867
5.500% due 07/01/38 “	145,935	156,255
5.500% due 10/01/38 “	934,903	1,001,156
5.500% due 01/13/41 “	8,000,000	8,560,000
6.000% due 09/01/22 “	56,081	61,691
6.000% due 01/01/23 “	40,589	44,609
6.000% due 02/01/33 “	60,798	66,985
6.000% due 12/01/35 “	84,296	92,005
6.000% due 06/01/36 “	17,215	18,767
6.000% due 06/01/36 “	132,784	144,761
6.000% due 07/01/36 “	21,850	23,821
6.000% due 08/01/36 “	9,605	10,570
6.000% due 09/01/36 “	306,583	334,236
6.000% due 09/01/36 “	68,434	74,607
6.000% due 09/01/36 “	42,179	45,984
6.000% due 10/01/36 “	20,828	22,707
6.000% due 10/01/36 “	485,906	529,733
6.000% due 11/01/36 “	37,871	41,429
6.000% due 11/01/36 “	206,380	224,995
6.000% due 12/01/36 “	180,668	196,964
6.000% due 03/01/37 “	29,158	31,734
6.000% due 04/01/37 “	17,410	18,948
6.000% due 06/01/37 “	14,319	15,584
6.000% due 07/01/37 “	30,830	33,553
6.000% due 07/01/37 “	20,108	21,984
6.000% due 07/01/37 “	70,419	76,638
6.000% due 07/01/37 “	1,503,283	1,636,055
6.000% due 09/01/37 “	499,743	547,941
6.000% due 09/01/37 “	11,110	12,092
6.000% due 10/01/37 “	679,078	739,055
6.000% due 12/01/38 “	774,829	843,021
6.000% due 12/01/38 “	1,220,634	1,333,940
6.000% due 01/01/39 “	18,487	20,120
6.500% due 03/01/17 “	52,208	57,135

		97,331,681

Freddie Mac - 5.2%

2.515% due 09/01/35 “ §	27,232	28,297
2.616% due 04/01/32 “ §	26,840	27,962
2.634% due 06/01/35 “ §	355,141	370,530
2.653% due 11/01/31 “ §	8,393	8,757
3.058% due 09/01/35 “ §	220,745	232,082
4.000% due 12/01/40 “	6,000,000	5,964,465
4.500% due 09/01/39 “	974,642	999,981
5.500% due 03/01/23 “	31,946	34,267
5.500% due 06/01/38 “	8,160,638	8,705,434
5.500% due 07/01/38 “	433,128	462,179
6.000% due 12/01/22 “	44,905	49,372
6.000% due 03/01/23 “	106,015	116,560

		16,999,886

Government National Mortgage Association - 0.5%

6.500% due 11/15/36 “	53,687	60,675
6.500% due 08/15/37 “	35,854	40,448
6.500% due 07/15/38 “	190,461	214,838
6.500% due 10/15/38 “	962,030	1,085,247
6.500% due 10/15/38 “	302,409	341,114

		1,742,322

Total Mortgage-Backed Securities (Cost $136,959,265)		136,755,705

ASSET-BACKED SECURITIES - 0.2%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~	73,666	73,784
Asset Backed Funding Certificates
0.611% due 06/25/34 “ §	138,554	113,481
Bear Stearns Asset Backed Securities Trust
3.201% due 10/25/36 “ §	194,586	142,478
Carrington Mortgage Loan Trust
0.421% due 01/25/36 “ §	17,558	17,529
Long Beach Mortgage Loan Trust
0.541% due 10/25/34 “ §	18,554	15,351
Park Place Securities Inc
0.521% due 09/25/35 “ §	138,718	127,059
Securitized Asset-Backed Receivables LLC Trust
0.391% due 05/25/37 “ §	190,946	152,309
SLM Student Loan Trust
0.288% due 10/25/16 “ §	58,013	57,996
Small Business Administration
4.754% due 08/10/14 “	49,164	52,041
Structured Asset Securities Corp
0.311% due 10/25/36 “ §	14,319	14,257

Total Asset-Backed Securities (Cost $892,996)		766,285

See Supplemental Notes to Schedules of Investments	20	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 11.6%

Fannie Mae
0.375% due 12/28/12	$500,000	$497,071
0.500% due 10/30/12	700,000	698,465
0.750% due 12/18/13	8,900,000	8,807,004
1.000% due 12/27/12	3,000,000	3,019,329
1.000% due 09/23/13	700,000	699,409
1.125% due 09/30/13	1,900,000	1,905,394
1.250% due 08/20/13	200,000	201,437
1.625% due 10/26/15	4,200,000	4,098,356
1.750% due 02/22/13	100,000	102,165
2.500% due 05/15/14	200,000	207,670
2.750% due 02/05/14	100,000	104,574
2.875% due 12/11/13	200,000	210,393
3.000% due 09/16/14	300,000	316,264
4.125% due 04/15/14	1,600,000	1,746,347
4.375% due 03/15/13	200,000	215,618
4.375% due 10/15/15	600,000	661,164
4.625% due 10/15/13	1,800,000	1,977,071
5.000% due 02/13/17	400,000	451,950
5.000% due 05/11/17	100,000	112,289
5.375% due 06/12/17	300,000	345,892
Federal Home Loan Banks
0.875% due 08/22/12	900,000	904,844
0.875% due 12/27/13	100,000	99,196
3.125% due 12/13/13	300,000	316,707
3.625% due 10/18/13	100,000	106,852
Freddie Mac
0.875% due 10/28/13	1,700,000	1,692,282
1.000% due 08/28/12	900,000	906,318
1.750% due 09/10/15	2,300,000	2,263,257
2.500% due 01/07/14	200,000	208,156
3.000% due 07/28/14	200,000	210,714
4.125% due 09/27/13	300,000	325,302
4.375% due 07/17/15	2,200,000	2,429,156
4.500% due 01/15/14	1,000,000	1,100,065
4.875% due 11/15/13	100,000	110,920
5.000% due 07/15/14	300,000	336,528
5.000% due 02/16/17	300,000	338,223
5.000% due 04/18/17	100,000	113,068
5.250% due 04/18/16	300,000	343,567

Total U.S. Government Agency Issues (Cost $38,744,568)		38,183,017

U.S. TREASURY OBLIGATIONS - 33.1%

U.S. Treasury Inflation Protected Securities - 1.4%

1.250% due 07/15/20 ^	100,283	102,821
2.000% due 01/15/26 ^	2,093,610	2,228,223
2.375% due 01/15/25 ^	2,088,432	2,329,255
2.500% due 01/15/29 ^	101,864	115,902

		4,776,201

U.S. Treasury Notes - 31.7%

0.500% due 11/30/12 ‡	36,500,000	36,458,645
0.500% due 10/15/13	8,400,000	8,307,474
0.500% due 11/15/13 ‡	4,100,000	4,047,791
0.625% due 12/31/12	4,500,000	4,503,163
0.750% due 08/15/13	3,400,000	3,393,625
0.750% due 09/15/13	6,300,000	6,280,804
0.750% due 12/15/13	8,800,000	8,738,814
1.000% due 07/15/13	1,300,000	1,306,600
1.125% due 06/15/13	800,000	806,685
1.250% due 10/31/15	2,000,000	1,935,938
1.875% due 06/30/15 ‡	10,200,000	10,242,238
2.125% due 11/30/14	2,400,000	2,458,874
2.125% due 05/31/15	7,500,000	7,620,720
2.375% due 09/30/14	800,000	828,750
2.375% due 10/31/14	1,200,000	1,242,282
2.500% due 04/30/15	4,600,000	4,756,331
2.625% due 12/31/14	1,100,000	1,147,180

		104,075,914

Total U.S. Treasury Obligations (Cost $109,469,851)		108,852,115

FOREIGN GOVERNMENT BONDS & NOTES - 1.6%

Banco Nacional Desenvolvimento Economico e Social (Brazil)
4.125% due 09/15/17 ~	EUR 100,000	126,281
Canada Housing Trust No 1 (Canada)
3.350% due 12/15/20 ~	CAD 700,000	696,536
Canadian Government Bond (Canada)
2.000% due 12/01/14	500,000	499,226
2.500% due 09/01/13	600,000	613,264
3.000% due 12/01/15	200,000	206,577
Export-Import Bank of Korea (South Korea)
0.510% due 10/04/11 § ~	$800,000	800,686
4.000% due 01/29/21	100,000	93,799
5.125% due 06/29/20	100,000	103,353
Province of Ontario Canada (Canada)
4.300% due 03/08/17	CAD 300,000	321,317
4.400% due 06/02/19	300,000	318,393
4.600% due 06/02/39	100,000	104,752
4.700% due 06/02/37	400,000	423,313
5.500% due 06/02/18	100,000	113,825
Republic of Panama (Panama)
9.375% due 04/01/29	$40,000	56,300
Societe de Financement de l’Economie Francaise (France)
2.125% due 05/20/12	EUR 300,000	406,345
3.375% due 05/05/14 ~	$200,000	210,808
United Mexican States (Mexico)
5.950% due 03/19/19	100,000	112,000
6.050% due 01/11/40	100,000	102,750

Total Foreign Government Bonds & Notes (Cost $5,171,517)		5,309,525

MUNICIPAL BONDS - 3.0%

American Municipal Power-Ohio Inc
8.084% due 02/15/50	1,000,000	1,065,600
Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47	1,100,000	725,329
City of North Las Vegas NV
6.572% due 06/01/40	900,000	865,314
Clark County NV Airport ‘C’
6.820% due 07/01/45	200,000	195,658
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28	400,000	355,624
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39	100,000	104,133
Southern California Public Power Authority
5.943% due 07/01/40	1,600,000	1,493,632
State of California
5.650% due 04/01/39 §	100,000	105,826
7.500% due 04/01/34	100,000	103,575
7.550% due 04/01/39	100,000	103,814

See Supplemental Notes to Schedules of Investments	21	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
State of Illinois
4.071% due 01/01/14	$200,000	$201,912
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	800,000	559,624
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	850,000	590,503
University of Arizona
6.423% due 08/01/35	2,700,000	2,723,436
University of California
6.270% due 05/15/31	500,000	485,420

Total Municipal Bonds (Cost $10,396,677)		9,679,400

SHORT-TERM INVESTMENTS - 20.1%

U.S. Treasury Bills - 0.0%

0.149% due 01/13/11	80,000	79,998

Repurchase Agreements - 19.8%

Barclays PLC
0.250% due 01/03/11 (Dated 12/31/10, repurchase price of $19,200,400; collateralized by U.S. Treasury Bonds: 3.500% due 05/15/20 and value $19,696,602)	19,200,000	19,200,000
Barclays PLC
0.250% due 01/03/11 (Dated 12/31/10, repurchase price of $46,000,958; collateralized by U.S. Treasury Bonds: 3.625% due 02/15/20 and value $47,192,355)	46,000,000	46,000,000

		65,200,000

	Shares
Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	903,533	903,533

Total Short-Term Investments (Cost $66,183,529)		66,183,531

TOTAL INVESTMENTS - 136.7% (Cost $449,198,121)		449,388,542

TOTAL SECURITIES SOLD SHORT - (1.8%) (See Note (e) to Notes to Schedules of Investments) (Proceeds $5,901,797)		(5,957,814)

OTHER ASSETS & LIABILITIES, NET - (34.9%)		(114,722,461)

NET ASSETS - 100.0%		$328,708,267

Notes to Schedule of Investments
(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	An Investment with a total aggregate value of $5,078 or less than 0.1% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(c)	Investments with a total aggregate value of $532,323 or 0.2% of net assets were in default as of December 31, 2010.

(d)	As of December 31, 2010, 0.4% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(e)	Securities sold short outstanding as of December 31, 2010 were as follows:

	Principal
Description	Amount	Value

Freddie Mac
4.000% due 01/13/41	$6,000,000	$(5,957,814)

Total Securities sold short (Proceeds $5,901,797)		$(5,957,814)

(f) Open futures contracts outstanding as of December 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (03/11)	300	$300,000,000	$50,900
Eurodollar (03/11)	9	9,000,000	(162)
Eurodollar (06/11)	137	137,000,000	43,912
Eurodollar (06/11)	15	15,000,000	(663)
Eurodollar (09/11)	28	28,000,000	14,625
Eurodollar (12/11)	82	82,000,000	12,025
Eurodollar (12/11)	4	4,000,000	(2,000)
Eurodollar (03/12)	18	18,000,000	7,650
Eurodollar (03/12)	40	40,000,000	(34,500)

See Supplemental Notes to Schedules of Investments	22	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/12)	12	$12,000,000	$3,150
Eurodollar (06/12)	4	4,000,000	(5,237)
Eurodollar (09/12)	5	5,000,000	(6,413)
Eurodollar (12/12)	27	27,000,000	(45,113)
Eurodollar (03/13)	89	89,000,000	(153,337)
Eurodollar (06/13)	2	2,000,000	(5,325)
Eurodollar (09/13)	5	5,000,000	(13,463)
U.S. Treasury 2-Year Notes (03/11)	44	8,800,000	12,750
U.S. Treasury 2-Year Notes (03/11)	5	1,000,000	(2,344)
U.S. Treasury 5-Year Notes (03/11)	58	5,800,000	(103,781)
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/11)	4	GBP2,000,000	(1,559)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/12)	4	2,000,000	(2,436)
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/12)	3	1,500,000	(2,514)
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/12)	4	2,000,000	(4,248)

Total futures contracts			$(238,083)

(g)	Forward foreign currency contracts outstanding as of December 31, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	AUD	1,262,000	01/11	CSF	$85,943
Buy	AUD	1,262,000	01/11	RBS	84,548
Sell	AUD	1,262,000	01/11	CIT	(63,196)
Sell	AUD	7,000	01/11	CSF	(166)
Buy	BRL	9,408,227	03/11	CIT	75,391
Buy	BRL	92,975	09/11	MSC	3,028
Buy	CAD	5,367,000	02/11	DUB	63,781
Buy	CAD	202,000	02/11	HSB	4,680
Buy	CAD	210,000	02/11	RBC	4,964
Buy	CNY	4,516,754	04/11	BRC	3,359
Buy	CNY	2,732,816	04/11	DUB	7,637
Buy	CNY	1,972,760	04/11	HSB	1,341
Buy	CNY	1,000,375	04/11	MSC	794
Buy	CNY	159,000	11/11	BRC	(495)
Buy	CNY	958,897	11/11	CIT	(1,346)
Buy	CNY	596,638	11/11	JPM	(1,834)
Buy	DKK	134,000	02/11	JPM	(923)
Sell	DKK	4,741,000	02/11	RBC	32,460
Buy	EUR	500,000	01/11	CIT	(12,466)
Sell	EUR	499,000	01/11	BRC	(12,919)
Sell	EUR	4,015,000	01/11	CIT	211,514
Sell	EUR	63,000	01/11	CIT	(2,093)
Sell	EUR	200,000	01/11	CSF	992
Sell	EUR	199,000	01/11	CSF	(2,105)
Sell	EUR	77,000	01/11	RBC	(2,138)
Sell	EUR	22,000	01/11	RBS	1,081
Sell	EUR	100,000	01/11	RBS	(2,073)
Sell	EUR	176,000	01/11	UBS	(3,322)
Sell	GBP	123,000	03/11	RBS	634
Buy	IDR	367,720,000	04/11	CIT	142
Buy	IDR	1,818,000,000	04/11	MSC	(1,537)
Buy	IDR	280,200,000	07/11	BRC	58
Buy	IDR	696,605,000	07/11	BRC	(704)
Buy	IDR	476,900,000	07/11	CIT	1,159
Buy	IDR	714,200,000	07/11	CIT	(206)
Buy	IDR	948,750,000	07/11	HSB	1,775
Buy	IDR	1,186,800,000	07/11	HSB	(547)
Buy	IDR	283,200,000	07/11	JPM	380
Buy	IDR	2,700,000,000	07/11	JPM	(4,512)
Buy	IDR	189,000,000	07/11	RBS	275
Buy	INR	6,181,000	03/11	BRC	(265)
Buy	INR	3,000,000	03/11	RBS	(409)
Buy	JPY	16,530,000	01/11	BRC	5,136
Buy	JPY	16,755,000	01/11	CIT	7,417
Buy	JPY	8,110,470	01/11	CIT	(105)
Buy	JPY	33,066,000	01/11	CSF	14,701
Buy	JPY	8,168,870	01/11	JPM	614

See Supplemental Notes to Schedules of Investments	23	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	JPY	33,465,100	01/11	UBS	$9,412
Sell	JPY	53,947,000	01/11	GSC	(23,642)
Sell	JPY	32,111,000	01/11	RBC	(14,209)
Sell	JPY	64,223,000	01/11	RBS	(27,056)
Buy	KRW	115,242,181	01/11	JPM	1,429
Buy	KRW	459,338,000	01/11	MSC	4,276
Buy	KRW	449,054,000	01/11	MSC	(4,775)
Sell	KRW	1,023,634,181	01/11	JPM	(14,436)
Buy	KRW	20,700,000	05/11	BRC	(291)
Buy	KRW	426,600,000	05/11	CIT	(4,724)
Buy	KRW	16,605,250	05/11	GSC	(84)
Buy	KRW	114,750,000	05/11	HSB	540
Buy	KRW	39,000,000	05/11	HSB	(570)
Buy	KRW	1,253,864,181	05/11	JPM	14,775
Buy	KRW	539,520,000	05/11	JPM	(6,303)
Buy	KRW	78,000,000	05/11	RBS	(603)
Buy	MXN	13,677,298	02/11	BRC	32,119
Buy	MXN	2,526,250	02/11	CIT	3,774
Buy	MXN	2,470,300	02/11	CIT	(739)
Buy	MXN	11,313,230	02/11	MSC	12,557
Buy	MXN	6,183,150	02/11	MSC	(1,250)
Buy	MXN	2,494,800	02/11	UBS	1,238
Buy	MXN	1,238,350	02/11	UBS	(111)
Buy	MYR	160,000	02/11	BRC	249
Buy	MYR	140,000	02/11	CIT	121
Buy	MYR	611,805	02/11	DUB	750
Buy	MYR	310,000	02/11	HSB	267
Buy	MYR	308,600	02/11	JPM	(185)
Buy	MYR	130,000	02/11	RBS	67
Buy	PHP	5,882,029	02/11	CIT	962
Buy	PHP	2,937,348	02/11	JPM	397
Buy	PHP	4,361,000	04/11	CIT	(523)
Buy	PHP	4,375,000	04/11	JPM	(203)
Buy	PHP	4,437,000	06/11	BRC	1,031
Buy	PHP	5,200,000	06/11	CIT	73
Buy	PHP	16,876,000	06/11	DUB	(1,982)
Buy	PHP	8,972,000	06/11	JPM	4,294
Buy	PHP	2,574,000	06/11	JPM	(90)
Buy	PHP	4,421,000	11/11	CIT	388
Buy	PHP	4,310,000	11/11	CIT	(2,133)
Buy	PHP	4,392,000	11/11	GSC	(271)
Buy	PHP	4,410,000	11/11	JPM	138
Buy	PHP	4,310,000	11/11	JPM	(2,133)
Buy	SGD	131,279	01/11	JPM	2,297
Sell	SGD	131,279	01/11	RBS	(2,555)
Buy	SGD	128,466	02/11	CIT	107
Buy	SGD	261,461	02/11	HSB	3,744
Buy	SGD	132,160	03/11	CIT	2,986
Buy	SGD	392,509	03/11	HSB	5,863
Buy	SGD	129,640	03/11	JPM	1,022
Buy	SGD	128,640	06/11	CIT	239
Buy	SGD	131,144	06/11	DUB	1,561
Buy	SGD	194,140	06/11	GSC	1,278
Buy	SGD	195,295	06/11	JPM	2,178
Buy	SGD	131,279	06/11	RBS	2,560
Buy	TRY	143,678	01/11	BRC	(7,242)
Buy	TRY	151,500	01/11	CIT	(2,192)
Buy	TRY	147,550	01/11	HSB	(4,743)
Buy	TRY	446,090	01/11	JPM	(12,007)
Buy	TRY	155,150	01/11	MSC	164
Buy	TRY	155,365	01/11	UBS	303
Buy	TWD	448,455	01/11	DUB	949
Buy	TWD	274,000	01/11	JPM	725
Buy	TWD	423,000	01/11	MSC	1,054
Buy	TWD	229,000	01/11	UBS	632
Sell	TWD	1,374,455	01/11	DUB	(1,248)
Buy	TWD	2,874,455	04/11	DUB	3,688
Buy	TWD	4,369,730	04/11	JPM	5,874
Buy	ZAR	5,071,209	01/11	HSB	42,936

See Supplemental Notes to Schedules of Investments	24	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Buy	ZAR	1,393,900	04/11	JPM	$8,042
Buy	ZAR	697,650	04/11	MSC	4,125
Buy	ZAR	760,150	09/11	BRC	11,268

Total forward foreign currency contracts					$556,595

(h)	Transactions in written options for the nine-month period ended December 31, 2010 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2010	401	86,200,000	$836,411
Call Options Written	57	46,900,000	276,419
Put Options Written	55	93,300,000	776,610
Call Options Closed	(30)	(6,600,000)	(42,314)
Call Options Expired	(112)	(62,700,000)	(334,038)
Put Options Expired	(371)	(83,000,000)	(785,745)

Outstanding, December 31, 2010	—	74,100,000	$727,343

(i)	Premiums received and value of written options outstanding as of December 31, 2010 were as follows:
     Inflation Floor/Cap Options

	Strike	Exercise	Expiration	Counter-	Notional
Description	Index	Index	Date	party	Amount	Premium	Value

Floor — OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1+0.00%) [10]-
		Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	$(11,757)
Floor — OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1+0.00%) [10]-
		Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(6,108)

						$18,060	$(17,865)

     Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	BRC	$400,000	$5,620	$(6,100)
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	DUB	1,600,000	21,840	(24,398)
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	06/13/11	RBS	900,000	12,721	(13,724)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	DUB	6,200,000	64,360	(93,639)
Put — OTC 3-Year Interest Rate Swap	Pay	2.750%	06/18/12	RBS	4,400,000	43,120	(66,453)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	BRC	4,300,000	38,951	(54,291)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	CIT	3,100,000	34,590	(39,140)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	DUB	1,900,000	21,236	(23,989)
Put — OTC 3-Year Interest Rate Swap	Pay	3.000%	06/18/12	RBS	6,600,000	55,422	(83,330)
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	(818)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	CIT	3,800,000	93,949	(117,184)
Put — OTC 5-Year Interest Rate Swap	Pay	3.250%	07/16/12	RBS	1,200,000	30,132	(37,006)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	CIT	700,000	4,769	(9,485)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	MSC	4,800,000	29,501	(65,037)
Put — OTC 2-Year Interest Rate Swap	Pay	2.250%	09/24/12	RBS	15,000,000	117,839	(203,241)
Put — OTC 1-Year Interest Rate Swap	Pay	1.750%	11/19/12	RBS	5,400,000	20,385	(40,792)

						$601,665	$(878,627)

     Straddle Options

	Exercise	Expiration	Counter-	Notional
Description	Price (1)	Date	party	Amount	Premium	Value

Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement ∆	$—	10/11/11	GSC	$2,000,000	$10,560	$(16,211)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement ∆	—	10/11/11	MSC	6,000,000	66,685	(100,928)
Call & Put — OTC 1-Year vs. 2-Year Forward Volatility Agreement ∆	—	11/14/11	MSC	2,800,000	30,373	(46,997)

					$107,618	$(164,136)

(1)	Exercise price and final cost determined on a future date based upon implied volatility parameters.

Total Written Options	$727,343	$(1,060,628)

See Supplemental Notes to Schedules of Investments	25	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

(j)	Swap agreements outstanding as of December 31, 2010 were as follows:
     Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional		Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/10 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	0.493%	$700,000	$60	$—	$60

     Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/10 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	0.529%	$100,000	$755	$—	$755
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.079%	200,000	17,261	—	17,261
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.079%	200,000	18,614	—	18,614
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.079%	200,000	19,173	—	19,173
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.079%	200,000	19,634	—	19,634
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.079%	300,000	30,304	—	30,304
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.079%	400,000	42,760	—	42,760
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	1.079%	400,000	43,348	—	43,348
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	BRC	1.017%	400,000	(160)	(8,999)	8,839
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	CIT	1.017%	400,000	(159)	(9,184)	9,025
Japanese Government Bond 2.000% due 03/21/22 ∆	1.000%	03/20/15	DUB	0.590%	1,000,000	17,153	11,615	5,538
United Mexican States 7.500% due 04/08/33	1.000%	03/20/15	DUB	1.017%	200,000	(80)	(4,592)	4,512
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	DUB	1.033%	1,000,000	(1,145)	(10,975)	9,830
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	06/20/15	GSC	0.666%	1,100,000	16,216	10,164	6,052
Brazil Government 12.250% due 03/06/30	1.000%	06/20/15	HSB	1.033%	1,000,000	(20)	(10,975)	10,955
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	BRC	1.061%	1,000,000	(2,404)	(7,735)	5,331
United Mexican States 7.500% due 04/08/33	1.000%	09/20/15	BRC	1.080%	1,000,000	(3,288)	(7,735)	4,447
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	HSB	1.061%	600,000	(1,443)	(5,962)	4,519
Brazil Government 12.250% due 03/06/30	1.000%	09/20/15	UBS	1.061%	500,000	(1,202)	(4,731)	3,529
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	GSC	1.062%	300,000	(11,409)	(5,883)	(5,526)
France Government Bond OAT 4.250% due 04/25/19	0.250%	12/20/15	RBS	1.062%	700,000	(26,620)	(13,898)	(12,722)
MetLife Inc 5.000% due 06/15/15	1.000%	12/20/15	CIT	1.605%	800,000	(22,112)	(29,082)	6,970
United Kingdom GILT 4.250% due 06/07/32 ∆	1.000%	12/20/15	GSC	0.715%	1,200,000	16,655	27,797	(11,142)
General Electric Capital Corp 5.625% due 09/15/17	1.000%	12/20/15	MSC	1.329%	500,000	(7,473)	(9,796)	2,323
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.216%	200,000	841	—	841

						$165,199	$(79,971)	$245,170

     Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums	Unrealized
	Receive	Expiration	Counter-	Notional		Paid	Appreciation
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX NA HY-8 5Y ∆	0.483%	06/20/12	BRC	$770,352	$4,784	$—	$4,784
Dow Jones CDX NA HY-9 5Y ∆	2.080%	12/20/12	MER	1,444,065	53,583	—	53,583
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	BRC	400,000	51,223	45,500	5,723
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	DUB	900,000	115,252	117,500	(2,248)
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	HSB	1,200,000	153,670	135,550	18,120
Dow Jones CDX NA EM13 5Y	5.000%	06/20/15	MSC	900,000	115,252	101,250	14,002
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	CIT	2,400,000	17,494	(7,778)	25,272
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	DUB	1,800,000	13,121	(2,330)	15,451
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	GSC	200,000	1,458	(945)	2,403
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	MSC	800,000	5,832	(441)	6,273
Dow Jones CDX NA IG-15 5Y ∆	1.000%	12/20/15	UBS	400,000	2,916	2,441	475
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	BRC	1,200,000	165,707	152,400	13,307
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	CIT	200,000	27,618	27,650	(32)
Dow Jones CDX NA HY-15 5Y ∆	5.000%	12/20/15	CIT	400,000	12,436	(5,250)	17,686
Dow Jones CDX NA EM14 5Y ∆	5.000%	12/20/15	DUB	700,000	96,662	87,150	9,512
Dow Jones CDX NA HY-15 5Y ∆	5.000%	12/20/15	DUB	5,200,000	161,668	74,688	86,980
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	HSB	200,000	27,618	26,100	1,518
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	MER	400,000	55,235	52,000	3,235
Dow Jones CDX NA HY-15 5Y ∆	5.000%	12/20/15	MSC	5,800,000	180,322	16,750	163,572
Dow Jones CDX NA HY-15 5Y ∆	5.000%	12/20/15	RBS	1,200,000	37,308	17,062	20,246
Dow Jones CDX NA EM14 5Y	5.000%	12/20/15	UBS	100,000	13,809	13,850	(41)
Dow Jones CDX NA HY-15 5Y ∆	5.000%	12/20/15	UBS	300,000	9,327	(3,000)	12,327
Dow Jones CDX NA IG-9 10Y	0.548%	12/20/17	GSC	96,450	1,055	—	1,055

					$1,323,350	$850,147	$473,203

Total Credit Default Swaps					$1,488,609	$770,176	$718,433

See Supplemental Notes to Schedules of Investments	26	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
     Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD 100,000	$(327)	$115	$(442)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11	4,720,000	(15,474)	4,828	(20,302)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11	3,600,000	(11,802)	3,423	(15,225)
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11	1,200,000	17,883	129	17,754
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 8,900,000	(195,304)	(199,363)	4,059
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12	6,100,000	(128,852)	(23,780)	(105,072)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12	1,200,000	(12,337)	(31,680)	19,343
BRL — CDI Compounded	BRC	Pay	10.600%	01/02/12	1,500,000	3,182	—	3,182
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12	1,400,000	3,160	—	3,160
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	5,600,000	(44,792)	(65,566)	20,774
BRL — CDI Compounded	BRC	Pay	10.835%	01/02/12	600,000	3,268	1,014	2,254
BRL — CDI Compounded	GSC	Pay	10.990%	01/02/12	600,000	3,126	840	2,286
BRL — CDI Compounded	HSB	Pay	11.140%	01/02/12	900,000	8,393	4,636	3,757
BRL — CDI Compounded	HSB	Pay	11.360%	01/02/12	800,000	6,438	3,212	3,226
BRL — CDI Compounded	MSC	Pay	11.630%	01/02/12	4,200,000	14,093	(1,547)	15,640
BRL — CDI Compounded	RBS	Pay	12.080%	01/02/12	400,000	2,498	748	1,750
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12	4,000,000	115,906	(20,439)	136,345
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12	900,000	26,079	(6,048)	32,127
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12	3,000,000	86,930	(14,783)	101,713
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	100,000	5,925	667	5,258
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	200,000	11,850	1,029	10,821
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD 6,100,000	79,994	—	79,994
BRL — CDI Compounded	HSB	Pay	11.880%	01/02/13	BRL 1,300,000	3,643	(989)	4,632
BRL — CDI Compounded	GSC	Pay	11.890%	01/02/13	200,000	863	314	549
BRL — CDI Compounded	HSB	Pay	11.890%	01/02/13	2,000,000	8,634	4,283	4,351
BRL — CDI Compounded	BRC	Pay	11.910%	01/02/13	1,000,000	3,664	2,348	1,316
BRL — CDI Compounded	GSC	Pay	11.930%	01/02/13	900,000	4,071	(1,293)	5,364
BRL — CDI Compounded	MSC	Pay	11.980%	01/02/13	600,000	3,146	935	2,211
BRL — CDI Compounded	HSB	Pay	12.300%	01/02/13	1,300,000	12,883	3,928	8,955
BRL — CDI Compounded	MSC	Pay	12.590%	01/02/13	2,400,000	21,141	9,023	12,118
3-Month USD-LIBOR	GSC	Pay	1.250%	12/19/13	$2,000,000	(18,577)	98	(18,675)
BRL — CDI Compounded	MSC	Pay	11.890%	01/02/14	BRL 3,500,000	1,539	(21)	1,560
BRL — CDI Compounded	UBS	Pay	12.250%	01/02/14	600,000	5,704	1,667	4,037
BRL — CDI Compounded	MSC	Pay	12.510%	01/02/14	200,000	2,721	919	1,802
BRL — CDI Compounded	HSB	Pay	12.540%	01/02/14	100,000	1,404	648	756
BRL — CDI Compounded	GSC	Pay	12.650%	01/02/14	1,200,000	18,818	9,626	9,192
28-Day Mexico Interbank TIIE Banxico	HSB	Pay	7.330%	01/28/15	MXN 3,200,000	10,835	1,414	9,421
3-Month USD-LIBOR	CIT	Pay	1.700%	12/15/15	$12,400,000	(257,933)	—	(257,933)
3-Month USD-LIBOR	MSC	Pay	2.100%	12/15/15	2,100,000	(3,307)	—	(3,307)
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN 1,200,000	6,697	1,757	4,940
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD 2,100,000	41,813	(1,439)	43,252
3-Month USD-LIBOR	MSC	Receive	4.250%	06/15/41	$1,500,000	(8,806)	6,300	(15,106)

Total Interest Rate Swaps						$(161,210)	$(303,047)	$141,837

Total Swap Agreements						$1,327,399	$467,129	$860,270

(k)	As of December 31, 2010, securities with total aggregate values of $624,075 and $79,998 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively.

See Supplemental Notes to Schedules of Investments	27	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(l)	Fair Value Measurements
The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Convertible Preferred Stocks (1)	$3,074,997	$3,074,997	$—	$—
	Preferred Stocks (1)	4,480	4,480	—	—
	Corporate Bonds & Notes	79,115,112	—	79,115,112	—
	Convertible Corporate Bonds	1,464,375	—	1,464,375	—
	Mortgage-Backed Securities	136,755,705	—	136,750,627	5,078
	Asset-Backed Securities	766,285	—	766,285	—
	U.S. Government Agency Issues	38,183,017	—	38,183,017	—
	U.S. Treasury Obligations	108,852,115	—	108,852,115	—
	Foreign Government Bonds & Notes	5,309,525	—	5,309,525	—
	Municipal Bonds	9,679,400	—	9,679,400	—
	Short-Term Investments	66,183,531	903,533	65,279,998	—
	Derivatives:
	Credit Contracts
	Swaps	1,566,124	—	1,566,124	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	806,256	—	806,256	—
	Interest Rate Contracts
	Futures	145,012	145,012	—	—
	Swaps	536,301	—	536,301	—

	Total Interest Rate Contracts	681,313	145,012	536,301	—

	Total Assets - Derivatives	3,053,693	145,012	2,908,681	—

	Total Assets	452,442,235	4,128,022	448,309,135	5,078

Liabilities	Securities Sold Short	(5,957,814)	—	(5,957,814)	—
	Derivatives:
	Credit Contracts
	Swaps	(77,515)	—	(77,515)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(249,661)	—	(249,661)	—
	Interest Rate Contracts
	Futures	(383,095)	(383,095)	—	—
	Written Options	(1,060,628)	—	(878,627)	(182,001)
	Swaps	(697,511)	—	(697,511)	—

	Total Interest Rate Contracts	(2,141,234)	(383,095)	(1,576,138)	(182,001)

	Total Liabilities - Derivatives	(2,468,410)	(383,095)	(1,903,314)	(182,001)

	Total Liabilities	(8,426,224)	(383,095)	(7,861,128)	(182,001)

	Total	$444,016,011	$3,744,927	$440,448,007	$(176,923)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedule of Investments) for the nine-month period ended December 31, 2010:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	(Premiums)	Gains (Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Mortgage-Backed Securities	$—	$—	$—	$—	$5,078	$—	$5,078	$5,078
Derivatives:
Credit Contracts
Written Options	(7,024)	—	—	8,972	(1,948)	—	—	—
Interest Rate Contracts
Written Options	(9,872)	(115,358)	—	—	(56,771)	—	(182,001)	(56,771)

	$(16,896)	$(115,358)	$—	$8,972	$(53,641)	$—	$(176,923)	$(51,693)

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	28	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 33.5%

Consumer Discretionary - 2.4%

Comcast Cable Communications Holdings Inc
8.375% due 03/15/13	$650,000	$740,011
Cox Communications Inc
7.125% due 10/01/12	325,000	356,582
NBC Universal Inc
2.100% due 04/01/14 ~	250,000	249,453
Reed Elsevier Capital Inc
4.625% due 06/15/12	500,000	520,174
Thomson Reuters Corp (Canada)
5.700% due 10/01/14	250,000	278,036
Time Warner Cable Inc
5.400% due 07/02/12	381,000	404,628

		2,548,884

Consumer Staples - 2.9%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12	375,000	387,097
5.375% due 11/15/14 ~	75,000	82,704
7.200% due 01/15/14 ~	475,000	543,582
BAT International Finance PLC (United Kingdom)
8.125% due 11/15/13 ~	150,000	175,328
General Mills Inc
5.250% due 08/15/13	200,000	219,968
6.000% due 02/15/12	200,000	210,941
Kellogg Co
5.125% due 12/03/12	300,000	321,668
Kraft Foods Inc
2.625% due 05/08/13	275,000	282,976
6.000% due 02/11/13	75,000	82,170
Philip Morris International Inc
6.875% due 03/17/14	325,000	374,775
The Kroger Co
6.750% due 04/15/12	100,000	106,786
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	261,691

		3,049,686

Energy - 1.2%

BP Capital Markets PLC (United Kingdom)
3.125% due 10/01/15	225,000	225,091
Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	157,491
6.375% due 02/01/13	100,000	109,076
7.625% due 02/15/12	100,000	106,634
Williams Partners LP
3.800% due 02/15/15	325,000	336,175
XTO Energy Inc
7.500% due 04/15/12	300,000	324,995

		1,259,462

Financials - 18.3%

Banco Bilbao Vizcaya Argentaria
2.450% due 06/22/12	2,400,000	2,449,538
Bank of America Corp
0.503% due 06/22/12 §	1,200,000	1,205,052
4.500% due 04/01/15	75,000	76,298
Bank of Tokyo-Mitsubishi UFJ Ltd (Japan)
2.600% due 01/22/13 ~	125,000	127,685
BB&T Corp
3.850% due 07/27/12	250,000	260,171
BRFkredit AS (Denmark)
2.050% due 04/15/13 ~	800,000	813,960
Capital One Financial Corp
7.375% due 05/23/14	275,000	313,168
Citigroup Inc
6.375% due 08/12/14	175,000	193,568
Commonwealth Bank of Australia (Australia)
2.500% due 12/10/12 ~	100,000	103,115
FIH Erhvervsbank (Denmark)
2.000% due 06/12/13 ~	1,200,000	1,220,654
General Electric Capital Corp
2.000% due 09/28/12	800,000	817,505
2.125% due 12/21/12	3,300,000	3,392,169
General Motors Acceptance Corp LLC
2.200% due 12/19/12	500,000	514,515
HSBC Finance Corp
0.496% due 08/09/11 §	100,000	99,917
0.539% due 01/15/14 §	100,000	96,028
0.558% due 04/24/12 §	250,000	248,894
Intesa Sanpaolo (Italy)
2.375% due 12/21/12	275,000	276,130
Kreditanstalt fuer Wiederaufbau (Germany)
3.750% due 06/27/11	800,000	812,694
Lloyds TSB Bank PLC (United Kingdom)
4.375% due 01/12/15 ~	150,000	150,103
MassMutual Global Funding II
0.803% due 09/27/13 § ~	450,000	449,745
MetLife Inc
2.375% due 02/06/14	125,000	125,686
Metropolitan Life Global Funding I
2.500% due 01/11/13 ~	525,000	536,730
5.125% due 06/10/14 ~	250,000	272,152
Prudential Financial Inc
2.750% due 01/14/13	325,000	331,095
5.100% due 09/20/14	100,000	107,508
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~	150,000	159,700
Reinsurance Group of America Inc
6.750% due 12/15/11	175,000	180,883
Simon Property Group LP
4.200% due 02/01/15	275,000	287,817
Sovereign Bank
5.125% due 03/15/13	350,000	354,426
Standard Chartered PLC (United Kingdom)
3.850% due 04/27/15 ~	175,000	180,352
Sun Life Financial Global Funding LP
0.553% due 10/06/13 § ~	375,000	369,466
Suncorp-Metway Ltd (Australia)
1.539% due 04/15/11 § ~	900,000	902,994
The Bear Stearns Cos Inc LLC
6.950% due 08/10/12	500,000	545,707
The Royal Bank of Scotland PLC (United Kingdom)
3.400% due 08/23/13	225,000	227,428
Wachovia Corp
5.500% due 05/01/13	475,000	517,178
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	150,189
WEA Finance LLC
5.400% due 10/01/12 ~	375,000	397,712
Western Corporate Federal Credit Union
1.750% due 11/02/12	200,000	203,708

		19,471,640

Health Care - 1.9%

Express Scripts Inc
5.250% due 06/15/12	225,000	237,560
6.250% due 06/15/14	100,000	111,884
Life Technologies Corp
4.400% due 03/01/15	250,000	260,039
Medco Health Solutions Inc
7.250% due 08/15/13	150,000	170,482
Merck & Co Inc
1.875% due 06/30/11	125,000	126,010

See Supplemental Notes to Schedules of Investments	29	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Novartis Capital Corp
1.900% due 04/24/13	$400,000	$406,613
Roche Holdings Inc
5.000% due 03/01/14 ~	225,000	246,573
St Jude Medical Inc
2.200% due 09/15/13	350,000	355,773
3.750% due 07/15/14	100,000	105,779

		2,020,713

Industrials - 0.8%

CSX Corp
6.750% due 03/15/11	100,000	101,133
Tyco International Finance SA (Luxembourg)
6.000% due 11/15/13	300,000	333,023
Waste Management Inc
5.000% due 03/15/14	150,000	162,242
6.375% due 11/15/12	250,000	272,755

		869,153

Information Technology - 1.3%

Dell Inc
1.400% due 09/10/13	275,000	275,689
Fiserv Inc
6.125% due 11/20/12	350,000	378,686
Hewlett-Packard Co
2.250% due 05/27/11	350,000	353,061
HP Enterprise Services LLC
6.000% due 08/01/13	375,000	418,241

		1,425,677

Telecommunication Services - 2.8%

Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	54,647
6.250% due 06/15/13	300,000	333,690
6.375% due 03/01/14	125,000	140,552
7.875% due 05/01/12	150,000	163,002
Telecom Italia Capital SA (Luxembourg)
5.250% due 11/15/13	375,000	390,936
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	450,000	480,696
Verizon Wireless Capital LLC
3.750% due 05/20/11	775,000	784,574
7.375% due 11/15/13	100,000	115,932
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	576,871

		3,040,900

Utilities - 1.9%

CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	84,827
Duke Energy Corp
6.300% due 02/01/14	225,000	250,792
Enel Finance International SA (Luxembourg)
5.700% due 01/15/13 ~ Δ	250,000	265,363
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,205
Georgia Power Co
1.300% due 09/15/13	325,000	325,685
MidAmerican Energy Holdings Co
3.150% due 07/15/12	525,000	540,912
5.000% due 02/15/14	250,000	268,931
Progress Energy Inc
6.050% due 03/15/14	150,000	166,704
Southern Co
0.689% due 10/21/11 §	125,000	125,425

		2,033,844

Total Corporate Bonds & Notes (Cost $35,301,872)		35,719,959

MORTGAGE-BACKED SECURITIES - 30.4%

Collateralized Mortgage Obligations - Residential - 1.5%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	496,640	374,058
Fannie Mae
5.000% due 08/25/19 “	872,404	934,434
Structured Adjustable Rate Mortgage Loan Trust
2.736% due 11/25/34 “ §	311,968	270,057

		1,578,549

Fannie Mae - 28.6%

2.187% due 01/01/35 “ §	1,336,733	1,381,835
2.578% due 09/01/34 “ §	1,052,745	1,098,757
2.710% due 11/01/34 “ §	836,801	875,721
2.821% due 09/01/35 “ §	1,289,559	1,352,631
3.000% due 01/01/26 “	1,000,000	979,219
3.000% due 02/01/26 “	2,000,000	1,953,125
3.500% due 01/01/26 “	4,000,000	4,028,752
3.500% due 02/01/26 “	5,000,000	5,021,875
3.500% due 01/01/41 “	154,001	147,273
3.500% due 01/01/41 “	660,540	631,681
3.500% due 01/01/41 “	185,459	177,356
4.000% due 12/01/40 “	67,937	67,673
4.000% due 01/01/41 “	288,342	287,220
4.000% due 01/01/41 “	478,999	477,135
4.000% due 01/01/41 “	163,726	163,089
4.000% due 01/01/41 “	1,000,996	997,101
4.500% due 01/01/41 “	4,000,000	4,106,876
5.000% due 01/01/20 “	8,316	8,886
5.500% due 01/01/41 “	5,000,000	5,350,000
6.000% due 10/01/21 “	1,343,985	1,466,204

		30,572,409

Freddie Mac - 0.3%

5.000% due 11/01/16 “	5,102	5,416
5.000% due 10/01/17 “	5,217	5,565
5.000% due 10/01/17 “	39,472	42,026
5.000% due 11/01/17 “	5,784	6,169
5.000% due 11/01/17 “	5,824	6,212
5.000% due 11/01/17 “	4,672	4,983
5.000% due 11/01/17 “	5,825	6,212
5.000% due 11/01/17 “	8,449	9,012
5.000% due 11/01/17 “	6,827	7,281
5.000% due 11/01/17 “	10,411	11,104
5.000% due 11/01/17 “	99,660	106,115
5.000% due 12/01/17 “	6,898	7,357
5.000% due 12/01/17 “	8,141	8,683
5.000% due 12/01/17 “	4,691	5,004
5.000% due 12/01/17 “	5,295	5,647
5.000% due 12/01/17 “	7,536	8,038
5.000% due 12/01/17 “	8,395	8,953
5.000% due 12/01/17 “	9,179	9,789
5.000% due 04/01/18 “	4,529	4,830
5.500% due 01/01/20 “	45,264	48,998

		317,394

Total Mortgage-Backed Securities (Cost $32,534,026)		32,468,352

ASSET-BACKED SECURITIES - 6.8%

Bank of America Auto Trust
1.670% due 12/16/13 “ ~ Δ	500,000	503,832
College Loan Corp Trust
0.388% due 07/25/24 “ §	1,000,000	993,580
0.448% due 04/25/21 “ §	839,986	836,515

See Supplemental Notes to Schedules of Investments	30	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Principal
	Amount	Value
Collegiate Funding Services Education Loan Trust I
0.393% due 12/28/21 “ §	$422,608	$416,566
Ford Credit Auto Owner Trust
1.510% due 01/15/14 “	600,000	604,706
Nelnet Education Loan Funding Inc
0.388% due 11/25/15 “ §	210,786	210,610
Northstar Education Finance Inc
0.408% due 04/28/16 “ §	682,085	660,497
0.458% due 04/28/17 “ §	347,500	346,551
SLM Student Loan Trust
0.288% due 07/25/17 “ §	434,803	431,511
0.318% due 07/25/18 “ §	1,500,000	1,494,074
0.688% due 10/27/14 “ §	146,056	146,175
Suntrust Student Loan Trust
0.388% due 07/28/20 “ ~ §	615,065	612,706

Total Asset-Backed Securities (Cost $7,247,519)		7,257,323

U.S. GOVERNMENT AGENCY ISSUES - 3.8%

Fannie Mae
2.050% due 04/26/13	1,500,000	1,506,752
3.125% due 01/21/15	1,500,000	1,501,976
Federal Home Loan Bank
3.125% due 06/10/11 ‡	700,000	708,110
Freddie Mac
4.500% due 01/15/13	300,000	322,858

Total U.S. Government Agency Issues (Cost $4,035,792)		4,039,696

U.S. TREASURY OBLIGATIONS - 25.3%

U.S. Treasury Inflation Protected Securities - 2.0%

2.375% due 04/15/11 ^	661,110	667,411
3.000% due 07/15/12 ^	1,216,360	1,292,953
3.375% due 01/15/12 ^	123,168	128,836

		2,089,200

U.S. Treasury Bonds - 0.2%

4.250% due 11/15/40	100,000	98,391
4.375% due 11/15/39	100,000	100,547

		198,938

U.S. Treasury Notes - 23.1%

0.375% due 10/31/12	900,000	897,399
0.625% due 06/30/12	3,900,000	3,912,191
0.625% due 07/31/12	900,000	902,597
0.625% due 12/31/12	800,000	800,562
0.750% due 05/31/12	4,600,000	4,622,664
1.000% due 03/31/12	3,500,000	3,527,360
1.000% due 04/30/12	6,800,000	6,856,073
1.375% due 03/15/13	900,000	913,289
1.500% due 12/31/13	2,200,000	2,231,968

		24,664,103

Total U.S. Treasury Obligations (Cost $26,802,282)		26,952,241

SHORT-TERM INVESTMENTS - 20.2%

Repurchase Agreement - 19.6%

Bank of America Corp
0.250% due 01/03/11 (Dated 12/31/10, repurchase price of $20,900,435, collateralized by U.S. Government Agency instruments 2.250% - 5.000% due 12/23/15 - 05/11/17 and value $21,318,881)	20,900,000	20,900,000

	Shares
Money Market Fund - 0.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	612,858	612,858

Total Short-Term Investments (Cost $21,512,858)		21,512,858

TOTAL INVESTMENTS - 120.0% (Cost $127,434,349)		127,950,429

OTHER ASSETS & LIABILITIES, NET - (20.0%)		(21,346,664)

NET ASSETS - 100.0%		$106,603,765

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of December 31, 2010 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (06/11)	5	$5,000,000	$(136)
U.S. Treasury 2-Year Notes (03/11)	162	32,400,000	(52,972)
U.S. Treasury Ultra Long Bonds (03/11)	1	100,000	(2,455)

			(55,563)

Short Futures Outstanding
Eurodollar (03/11)	3	3,000,000	(6,383)
Eurodollar (12/11)	4	4,000,000	(15,760)
Eurodollar (09/11)	4	4,000,000	(14,010)
U.S. Treasury 5-Year Notes (03/11)	10	1,000,000	(3,454)
U.S. Treasury 10-Year Notes (03/11)	19	1,900,000	69,526
U.S. Treasury 10-Year Notes (03/11)	25	2,500,000	(6,292)
U.S. Treasury 30-Year Bonds (03/11)	30	3,000,000	(21,503)
U.S. Treasury 30-Year Bonds (03/11)	12	1,200,000	52,537

			(54,661)

Total futures contracts			$(902)

(c)	As of December 31, 2010, investments with a total aggregate market value of $333,823 were fully or partially segregated with the broker(s)/ custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	31	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

(d)	As of December 31, 2010, 0.7% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Corporate Bonds & Notes	$35,719,959	$—	$35,719,959	$—
	Mortgage-Backed Securities	32,468,352	—	32,468,352	—
	Asset-Backed Securities	7,257,323	—	7,257,323	—
	U.S. Government Agency Issues	4,039,696	—	4,039,696	—
	U.S. Treasury Obligations	26,952,241	—	26,952,241	—
	Short-Term Investments	21,512,858	612,858	20,900,000	—
	Derivatives:
	Interest Rate Contracts
	Futures	122,063	122,063	—	—

	Total Assets	128,072,492	734,921	127,337,571	—

Liabilities	Derivatives:
	Interest Rate Contracts			—	—
	Futures	(122,965)	(122,965)	—	—

	Total Liabilities	(122,965)	(122,965)	—	—

	Total	$127,949,527	$611,956	$127,337,571	$—

See Supplemental Notes to Schedules of Investments	32	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 16.3%

Comcast Corp ‘A’	358,494	$7,876,113
DIRECTV ‘A’ *	21,637	863,965
General Motors Co *	30,671	1,130,533
J.C. Penney Co Inc	22,340	721,805
Lowe’s Cos Inc	63,432	1,590,875
Macy’s Inc	19,552	494,666
News Corp ‘B’	124,696	2,047,508
Target Corp	8,930	536,961
The Home Depot Inc	42,822	1,501,339
Time Warner Cable Inc	40,323	2,662,528
Time Warner Inc	50,387	1,620,950
Viacom Inc ‘B’	99,240	3,930,896

		24,978,139

Consumer Staples - 8.7%

Avon Products Inc	26,904	781,830
CVS Caremark Corp	70,520	2,451,980
Kraft Foods Inc ‘A’	111,218	3,504,479
PepsiCo Inc	7,087	462,994
The Coca-Cola Co	17,579	1,156,171
The Procter & Gamble Co	7,449	479,194
Unilever NV ‘NY’ (Netherlands)	73,051	2,293,801
Wal-Mart Stores Inc	41,589	2,242,895

		13,373,344

Energy - 10.5%

BP PLC ADR (United Kingdom)	32,897	1,453,060
Chevron Corp	37,259	3,399,884
ConocoPhillips	21,541	1,466,942
Halliburton Co	89,903	3,670,739
Noble Corp (Switzerland)	21,241	759,791
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	37,002	2,470,994
Total SA ADR (France)	20,481	1,095,324
Weatherford International Ltd (Switzerland) *	77,554	1,768,231

		16,084,965

Financials - 20.9%

Aflac Inc	15,887	896,503
Bank of America Corp	224,904	3,000,219
Citigroup Inc *	472,949	2,237,049
JPMorgan Chase & Co	113,396	4,810,258
MetLife Inc	53,603	2,382,117
Morgan Stanley	60,950	1,658,450
State Street Corp	14,288	662,106
The Bank of New York Mellon Corp	107,937	3,259,697
The Chubb Corp	57,239	3,413,734
The Goldman Sachs Group Inc	9,392	1,579,359
The PNC Financial Services Group Inc	35,823	2,175,173
The Travelers Cos Inc	38,360	2,137,036
Torchmark Corp	20,000	1,194,800
U.S. Bancorp	46,060	1,242,238
Wells Fargo & Co	47,266	1,464,773

		32,113,512

Health Care - 12.0%

Abbott Laboratories	24,993	1,197,415
Bristol-Myers Squibb Co	116,415	3,082,669
Cardinal Health Inc	51,059	1,956,070
GlaxoSmithKline PLC ADR (United Kingdom)	23,638	927,082
Merck & Co Inc	58,512	2,108,772
Pfizer Inc	251,058	4,396,026
Roche Holding AG ADR (Switzerland)	28,802	1,055,593
UnitedHealth Group Inc	71,153	2,569,335
WellPoint Inc *	19,316	1,098,308

		18,391,270

Industrials - 6.7%

Emerson Electric Co	18,742	1,071,480
General Electric Co	126,180	2,307,832
Honeywell International Inc	38,017	2,020,984
Ingersoll-Rand PLC (Ireland)	44,730	2,106,336
Textron Inc	38,798	917,185
Tyco International Ltd (Switzerland)	44,647	1,850,172

		10,273,989

Information Technology - 10.4%

Accenture PLC ‘A’ (Ireland)	20,002	969,897
Cisco Systems Inc *	65,781	1,330,750
Dell Inc *	117,136	1,587,193
eBay Inc *	111,016	3,089,575
Hewlett-Packard Co	64,974	2,735,405
Intel Corp	70,478	1,482,152
KLA-Tencor Corp	21,088	814,840
Microsoft Corp	32,669	912,118
The Western Union Co	23,273	432,180
Yahoo! Inc *	153,628	2,554,834

		15,908,944

Materials - 5.2%

Alcoa Inc	180,550	2,778,665
E.I. Du Pont de Nemours & Co	12,482	622,602
International Paper Co	168,199	4,581,741

		7,983,008

Telecommunication Services - 3.2%

AT&T Inc	51,392	1,509,897
Verizon Communications Inc	54,778	1,959,957
Vodafone Group PLC ADR (United Kingdom)	55,890	1,477,173

		4,947,027

Utilities - 1.5%

American Electric Power Co Inc	18,973	682,649
FirstEnergy Corp	30,825	1,141,142
Sempra Energy	9,373	491,895

		2,315,686

Total Common Stocks (Cost $119,266,030)		146,369,884

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,986,401	6,986,401

Total Short-Term Investment (Cost $6,986,401)		6,986,401

TOTAL INVESTMENTS - 99.9% (Cost $126,252,431)		153,356,285

OTHER ASSETS & LIABILITIES, NET - 0.1%		94,356

NET ASSETS - 100.0%		$153,450,641

See Supplemental Notes to Schedules of Investments	33	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$146,369,884	$146,369,884	$—	$—
	Short-Term Investment	6,986,401	6,986,401	—	—

	Total	$153,356,285	$153,356,285	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	34	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Consumer Discretionary - 8.7%

CBS Corp ‘B’	81,615	$1,554,766
Crown Ltd (Australia)	91,165	769,943
Expedia Inc	19,280	483,735
General Motors Co *	26,810	988,217
Lamar Advertising Co ‘A’ *	9,645	384,257
Limited Brands Inc	34,745	1,067,714
Macy’s Inc	20,250	512,325
Mattel Inc	20,000	508,600
McDonald’s Corp	12,433	954,357
Netflix Inc *	2,780	488,446
Polo Ralph Lauren Corp	4,455	494,149
The Walt Disney Co	25,660	962,507

		9,169,016

Consumer Staples - 10.3%

Anheuser-Busch InBev NV (Belgium)	66,669	3,809,412
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	593
Coca-Cola Enterprises Inc	28,970	725,119
Colgate-Palmolive Co	14,540	1,168,580
Diageo PLC (United Kingdom)	77,702	1,439,662
H.J. Heinz Co	8,270	409,034
Philip Morris International Inc	30,920	1,809,748
Walgreen Co	36,270	1,413,079

		10,775,227

Energy - 9.3%

Apache Corp	12,740	1,518,990
EOG Resources Inc	22,675	2,072,722
Halliburton Co	35,280	1,440,482
Occidental Petroleum Corp	47,670	4,676,427

		9,708,621

Financials - 6.8%

Aflac Inc	12,305	694,371
Citigroup Inc *	114,020	539,315
CME Group Inc ‘A’	2,280	733,590
JPMorgan Chase & Co	30,213	1,281,635
Morgan Stanley	18,740	509,915
Prudential PLC (United Kingdom)	53,843	562,508
T. Rowe Price Group Inc	23,035	1,486,679
The Goldman Sachs Group Inc	7,840	1,318,374

		7,126,387

Health Care - 14.6%

Abbott Laboratories	20,490	981,676
Bristol-Myers Squibb Co	74,910	1,983,617
Celgene Corp *	55,125	3,260,093
Covidien PLC (Ireland)	45,585	2,081,411
Endo Pharmaceuticals Holdings Inc *	23,795	849,719
Genzyme Corp *	12,095	861,164
Gilead Sciences Inc *	21,600	782,784
Medco Health Solutions Inc *	29,895	1,831,667
Pfizer Inc	29,990	525,125
St. Jude Medical Inc *	19,988	854,487
UnitedHealth Group Inc	23,150	835,947
Vertex Pharmaceuticals Inc *	12,995	455,215

		15,302,905

Industrials - 10.2%

C.H. Robinson Worldwide Inc	12,770	1,024,026
Canadian National Railway Co (Canada)	12,461	828,283
Danaher Corp	31,090	1,466,515
Emerson Electric Co	15,950	911,862
Expeditors International of Washington Inc	16,255	887,523
FedEx Corp	5,175	481,327
Precision Castparts Corp	7,800	1,085,838
Raytheon Co	7,050	326,697
Tyco International Ltd (Switzerland)	44,755	1,854,647
Union Pacific Corp	8,885	823,284
United Technologies Corp	6,495	511,286
Verisk Analytics Inc ‘A’ *	16,085	548,177

		10,749,465

Information Technology - 27.5%

Amphenol Corp ‘A’	20,458	1,079,773
Apple Inc *	16,640	5,367,398
Cisco Systems Inc *	109,475	2,214,679
eBay Inc *	147,880	4,115,500
Google Inc ‘A’ *	4,490	2,666,925
International Business Machines Corp	26,200	3,845,112
Marvell Technology Group Ltd (Bermuda) *	32,065	594,806
Microsoft Corp	20,215	564,403
Motorola Inc *	48,910	443,614
Oracle Corp	106,570	3,335,641
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan)	314,453	765,473
Texas Instruments Inc	33,549	1,090,343
The Western Union Co	24,785	460,257
Tyco Electronics Ltd (Switzerland)	25,370	898,098
Yahoo! Inc *	89,150	1,482,565

		28,924,587

Materials - 4.3%

E.I. Du Pont de Nemours & Co	12,335	615,270
K+S AG (Germany)	8,666	653,175
Newmont Mining Corp	27,350	1,680,111
Nucor Corp	16,405	718,867
Praxair Inc	8,970	856,365

		4,523,788

Telecommunication Services - 4.0%

Crown Castle International Corp *	95,620	4,191,024

Total Common Stocks (Cost $76,751,432)		100,471,020

SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,319,320	4,319,320

Total Short-Term Investment (Cost $4,319,320)		4,319,320

TOTAL INVESTMENTS - 99.8% (Cost $81,070,752)		104,790,340

OTHER ASSETS & LIABILITIES, NET - 0.2%		235,421

NET ASSETS - 100.0%		$105,025,761

See Supplemental Notes to Schedules of Investments	35	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2010 were as follows:

		Principal
Contracts		Amount			Unrealized
to Buy or		Covered by			Appreciation
to Sell	Currency	Contracts	Expiration	Counterparty	(Depreciation)

Sell	EUR	180,000	01/11	CFS	$21,896
Sell	EUR	250,000	01/11	JPM	6,754
Sell	EUR	320,000	01/11	HSB	(8,028)
Sell	GBP	218,000	01/11	JPM	14,873

Total forward foreign currency contracts					$35,495

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$9,169,016	$8,399,073	$769,943	$—
	Consumer Staples	10,775,227	5,526,153	5,249,074	—
	Energy	9,708,621	9,708,621	—	—
	Financials	7,126,387	6,563,879	562,508	—
	Health Care	15,302,905	15,302,905	—	—
	Industrials	10,749,465	10,749,465	—	—
	Information Technology	28,924,587	28,159,114	765,473	—
	Materials	4,523,788	3,870,613	653,175	—
	Telecommunication Services	4,191,024	4,191,024	—	—

		100,471,020	92,470,847	8,000,173	—
	Short-Term Investment	4,319,320	4,319,320	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	43,523	—	43,523	—

	Total Assets	104,833,863	96,790,167	8,043,696	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(8,028)	—	(8,028)	—

	Total Liabilities	(8,028)	—	(8,028)	—

	Total	$104,825,835	$96,790,167	$8,035,668	$—

See Supplemental Notes to Schedules of Investments	36	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Consumer Discretionary - 18.4%

Amazon.com Inc *	24,500	$4,410,000
Discovery Communications Inc ‘A’ *	37,800	1,576,260
Focus Media Holding Ltd ADR (Cayman) *	39,700	870,621
International Game Technology	83,200	1,471,808
Las Vegas Sands Corp *	32,300	1,484,185
McDonald’s Corp	38,800	2,978,288
Nike Inc ‘B’	18,900	1,614,438
priceline.com Inc *	5,300	2,117,615

		16,523,215

Consumer Staples - 3.9%

CVS Caremark Corp	46,200	1,606,374
Kellogg Co	37,400	1,910,392

		3,516,766

Energy - 10.1%

Anadarko Petroleum Corp	18,800	1,431,808
Concho Resources Inc *	15,600	1,367,652
CONSOL Energy Inc	27,800	1,354,972
Occidental Petroleum Corp	28,300	2,776,230
Schlumberger Ltd (Netherlands)	25,300	2,112,550

		9,043,212

Financials - 4.7%

BlackRock Inc	4,800	914,784
CME Group Inc ‘A’	3,800	1,222,650
IntercontinentalExchange Inc *	6,900	822,135
The Goldman Sachs Group Inc	7,600	1,278,016

		4,237,585

Health Care - 7.0%

Agilent Technologies Inc *	34,500	1,429,335
Allergan Inc	37,300	2,561,391
Express Scripts Inc *	19,700	1,064,785
Watson Pharmaceuticals Inc *	24,100	1,244,765

		6,300,276

Industrials - 12.4%

C.H. Robinson Worldwide Inc	17,600	1,411,344
Danaher Corp	34,000	1,603,780
Illinois Tool Works Inc	26,900	1,436,460
Parker-Hannifin Corp	11,300	975,190
Precision Castparts Corp	11,000	1,531,310
Roper Industries Inc	15,000	1,146,450
Union Pacific Corp	10,800	1,000,728
United Technologies Corp	26,400	2,078,208

		11,183,470

Information Technology - 31.8%

Apple Inc *	20,100	6,483,456
Baidu Inc ADR (Cayman) *	15,800	1,525,174
EMC Corp *	136,600	3,128,140
F5 Networks Inc *	6,600	859,056
Google Inc ‘A’ *	7,700	4,573,569
Juniper Networks Inc *	42,300	1,561,716
MasterCard Inc ‘A’	4,300	963,673
Oracle Corp	59,300	1,856,090
QUALCOMM Inc	55,500	2,746,695
Red Hat Inc *	15,800	721,270
Riverbed Technology Inc *	26,300	924,971
SanDisk Corp *	25,400	1,266,444
SINA Corp (Cayman) *	14,800	1,018,536
Teradata Corp *	23,600	971,376

		28,600,166

Materials - 6.1%

Freeport-McMoRan Copper & Gold Inc	14,000	1,681,260
Potash Corp of Saskatchewan Inc (Canada)	7,300	1,130,259
Praxair Inc	9,500	906,965
The Sherwin-Williams Co	21,100	1,767,125

		5,485,609

Telecommunication Services - 3.4%

American Tower Corp ‘A’ *	15,500	800,420
Crown Castle International Corp *	51,900	2,274,777

		3,075,197

Total Common Stocks (Cost $68,180,262)		87,965,496

EXCHANGE-TRADED FUND - 1.5%

iShares Russell 1000 Growth Index Fund	23,200	1,328,432

Total Exchange-Traded Fund (Cost $1,315,954)		1,328,432

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	833,678	833,678

Total Short-Term Investment (Cost $833,678)		833,678

TOTAL INVESTMENTS - 100.2% (Cost $70,329,894)		90,127,606

OTHER ASSETS & LIABILITIES, NET — (0.2%)		(199,647)

NET ASSETS - 100.0%		$89,927,959

See Supplemental Notes to Schedules of Investments	37	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$87,965,496	$87,965,496	$—	$—
	Exchange-Traded Fund	1,328,432	1,328,432	—	—
	Short-Term Investment	833,678	833,678	—	—

	Total	$90,127,606	$90,127,606	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	38	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%

Consumer Discretionary - 16.6%

DISH Network Corp ‘A’ *	180,823	$3,554,980
Johnson Controls Inc	56,900	2,173,580
McDonald’s Corp	30,354	2,329,973
News Corp ‘A’	403,454	5,874,290
SES SA FDR (Luxembourg)	152,343	3,627,682
Target Corp	38,310	2,303,580
The Home Depot Inc	78,590	2,755,365
Time Warner Cable Inc	90,381	5,967,858
Time Warner Inc	181,449	5,837,214

		34,424,522

Consumer Staples - 11.4%

Altria Group Inc	81,440	2,005,053
CVS Caremark Corp	68,293	2,374,548
Kimberly-Clark Corp	86,885	5,477,230
Lorillard Inc	25,680	2,107,301
Philip Morris International Inc	108,729	6,363,908
Unilever PLC ADR (United Kingdom)	73,990	2,284,811
Wal-Mart Stores Inc	55,050	2,968,847

		23,581,698

Energy - 13.9%

Apache Corp	19,200	2,289,216
El Paso Corp	399,601	5,498,510
Exxon Mobil Corp	66,131	4,835,499
Halliburton Co	75,487	3,082,134
Royal Dutch Shell PLC ADR ‘A’ (United Kingdom)	41,552	2,774,843
Suncor Energy Inc (Canada)	84,445	3,233,399
Total SA ADR (France)	82,949	4,436,113
Transocean Ltd (Switzerland) *	39,420	2,740,084

		28,889,798

Financials - 20.9%

American Express Co	79,460	3,410,423
Bank of America Corp	311,170	4,151,008
JPMorgan Chase & Co	158,605	6,728,024
Loews Corp	75,310	2,930,312
Marsh & McLennan Cos Inc	116,445	3,183,606
Morgan Stanley	91,641	2,493,552
State Street Corp	45,956	2,129,601
The Bank of New York Mellon Corp	58,791	1,775,488
The Charles Schwab Corp	135,640	2,320,800
The Chubb Corp	33,926	2,023,347
The Progressive Corp	102,420	2,035,085
The Travelers Cos Inc	53,053	2,955,583
Wells Fargo & Co	232,699	7,211,342

		43,348,171

Health Care - 7.2%

Johnson & Johnson	58,242	3,602,268
Merck & Co Inc	62,820	2,264,033
Novartis AG ADR (Switzerland)	59,400	3,501,630
Pfizer Inc	114,610	2,006,821
Roche Holding AG (Switzerland)	9,870	1,446,871
WellPoint Inc *	35,167	1,999,596

		14,821,219

Industrials - 9.9%

General Electric Co	250,970	4,590,241
Honeywell International Inc	87,778	4,666,279
Illinois Tool Works Inc	54,336	2,901,542
Raytheon Co	66,789	3,095,002
United Technologies Corp	66,973	5,272,115

		20,525,179

Information Technology - 5.7%

Hewlett-Packard Co	69,504	2,926,118
International Business Machines Corp	31,775	4,663,299
Microsoft Corp	122,410	3,417,687
Motorola Inc *	21,896	833,143

		11,840,247

Materials - 3.1%

Air Products & Chemicals Inc	47,150	4,288,293
Crown Holdings Inc *	64,969	2,168,665

		6,456,958

Telecommunication Services - 5.3%

AT&T Inc	98,920	2,906,270
CenturyLink Inc	102,120	4,714,880
Verizon Communications Inc	93,530	3,346,503

		10,967,653

Utilities - 1.9%

Sempra Energy	73,408	3,852,452

Total Common Stocks (Cost $167,689,285)		198,707,897

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	8,873,444	8,873,444

Total Short-Term Investment (Cost $8,873,444)		8,873,444

TOTAL INVESTMENTS - 100.2% (Cost $176,562,729)		207,581,341

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(414,427)

NET ASSETS - 100.0%		$207,166,914

See Supplemental Notes to Schedules of Investments	39	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Consumer Discretionary	$34,424,522	$30,796,840	$3,627,682	$—
	Consumer Staples	23,581,698	23,581,698	—	—
	Energy	28,889,798	28,889,798	—	—
	Financials	43,348,171	43,348,171	—	—
	Health Care	14,821,219	13,374,348	1,446,871	—
	Industrials	20,525,179	20,525,179	—	—
	Information Technology	11,840,247	11,840,247	—	—
	Materials	6,456,958	6,456,958	—	—
	Telecommunication Services	10,967,653	10,967,653	—	—
	Utilities	3,852,452	3,852,452	—	—

		198,707,897	193,633,344	5,074,553	—
	Short-Term Investment	8,873,444	8,873,444	—	—

	Total	$207,581,341	$202,506,788	$5,074,553	$—

See Supplemental Notes to Schedules of Investments	40	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Consumer Discretionary - 12.1%

AutoZone Inc *	7,450	$2,030,796
Ford Motor Co *	267,922	4,498,410
Hyatt Hotels Corp ‘A’ *	50,118	2,293,400
McDonald’s Corp	49,002	3,761,394
Target Corp	12,260	737,194
The McGraw-Hill Cos Inc	84,408	3,073,295
The Washington Post Co ‘B’	2,232	980,964

		17,375,453

Consumer Staples - 8.6%

General Mills Inc	72,630	2,584,902
Mead Johnson Nutrition Co	37,200	2,315,700
Philip Morris International Inc	99,580	5,828,417
Sara Lee Corp	89,070	1,559,616

		12,288,635

Energy - 11.0%

Chevron Corp	60,644	5,533,765
Enterprise Products Partners LP	43,206	1,797,802
Noble Energy Inc	19,448	1,674,084
Occidental Petroleum Corp	56,638	5,556,188
Plains All American Pipeline LP	18,722	1,175,554

		15,737,393

Financials - 18.7%

Aflac Inc	49,768	2,808,408
Bank of America Corp	239,650	3,196,931
CIT Group Inc *	116,540	5,489,034
Citigroup Inc *	744,144	3,519,801
State Street Corp	62,662	2,903,757
The Goldman Sachs Group Inc	12,842	2,159,511
The Progressive Corp	117,108	2,326,936
Wells Fargo & Co	142,980	4,430,950

		26,835,328

Health Care - 11.0%

Abbott Laboratories	52,650	2,522,461
Celgene Corp *	33,652	1,990,179
Express Scripts Inc *	28,456	1,538,047
Human Genome Sciences Inc *	25,672	613,304
Medtronic Inc	42,080	1,560,747
Merck & Co Inc	85,370	3,076,735
Perrigo Co	6,156	389,859
Teva Pharmaceutical Industries Ltd ADR (Israel)	28,608	1,491,335
WellPoint Inc *	43,660	2,482,508

		15,665,175

Industrials - 9.6%

KBR Inc	33,600	1,023,792
Precision Castparts Corp	11,734	1,633,490
Republic Services Inc	76,960	2,298,026
The Boeing Co	18,848	1,230,020
Tyco International Ltd (Switzerland)	84,905	3,518,463
United Parcel Service Inc ‘B’	56,476	4,099,028

		13,802,819

Information Technology - 18.5%

Apple Inc *	18,952	6,113,157
Check Point Software Technologies Ltd (Israel) *	56,124	2,596,296
eBay Inc *	146,430	4,075,147
Google Inc ‘A’ *	6,226	3,698,057
Marvell Technology Group Ltd (Bermuda) *	88,250	1,637,038
Microsoft Corp	112,782	3,148,873
QUALCOMM Inc	88,322	4,371,056
Western Digital Corp *	24,240	821,736

		26,461,360

Materials - 1.6%

Praxair Inc	23,712	2,263,785

Telecommunication Services - 2.0%

America Movil SAB de CV ‘L’ ADR (Mexico)	50,690	2,906,565

Utilities - 3.0%

The AES Corp *	351,578	4,282,220

Total Common Stocks (Cost $108,958,461)		137,618,733

SHORT-TERM INVESTMENT - 3.8%

Money Market Fund - 3.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,428,976	5,428,976

Total Short-Term Investment (Cost $5,428,976)		5,428,976

TOTAL INVESTMENTS - 99.9% (Cost $114,387,437)		143,047,709

OTHER ASSETS & LIABILITIES, NET - 0.1%		171,260

NET ASSETS - 100.0%		$143,218,969

See Supplemental Notes to Schedules of Investments	41	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MAIN STREET CORE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$137,618,733	$137,618,733	$—	$—
	Short-Term Investment	5,428,976	5,428,976	—	—

	Total	$143,047,709	$143,047,709	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	42	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Industrials - 0.5%

Better Place LLC ‘B’ 8.000% * Δ +	191,233	$573,700

Total Convertible Preferred Stocks (Cost $573,700)		573,700

COMMON STOCKS - 95.9%

Consumer Discretionary - 15.6%

AutoZone Inc *	8,450	2,303,386
Big Lots Inc *	30,500	929,030
Cablevision Systems Corp ‘A’	33,800	1,143,792
Darden Restaurants Inc	33,600	1,560,384
DeVry Inc	32,800	1,573,744
International Game Technology	107,000	1,892,830
Lear Corp *	19,300	1,905,103
Mattel Inc	95,400	2,426,022
Newell Rubbermaid Inc	172,800	3,141,504
Stanley Black & Decker Inc	19,000	1,270,530
The TJX Cos Inc	28,200	1,251,798

		19,398,123

Consumer Staples - 8.2%

Avon Products Inc	55,800	1,621,548
Campbell Soup Co	45,000	1,563,750
McCormick & Co Inc	18,200	846,846
Molson Coors Brewing Co ‘B’	69,800	3,503,262
Ralcorp Holdings Inc *	40,850	2,655,659

		10,191,065

Energy - 10.4%

Arch Coal Inc	36,000	1,262,160
EQT Corp	37,000	1,659,080
Holly Corp	25,400	1,035,558
Massey Energy Co	14,030	752,710
Murphy Oil Corp	18,500	1,379,175
Noble Energy Inc	12,400	1,067,392
Rowan Cos Inc *	43,300	1,511,603
The Williams Cos Inc	68,870	1,702,466
Tidewater Inc	28,350	1,526,364
Valero Energy Corp	44,300	1,024,216

		12,920,724

Financials - 14.6%

Ameriprise Financial Inc	58,960	3,393,148
City National Corp	41,350	2,537,236
Digital Realty Trust Inc REIT	20,400	1,051,416
Fifth Third Bancorp	85,100	1,249,268
Invesco Ltd (Bermuda)	84,400	2,030,664
KeyCorp	99,000	876,150
LaSalle Hotel Properties REIT	24,300	641,520
NYSE Euronext	46,600	1,397,068
PartnerRe Ltd (Bermuda)	18,050	1,450,318
Public Storage REIT	9,550	968,561
The Macerich Co REIT	29,000	1,373,730
UDR Inc REIT	53,850	1,266,552

		18,235,631

Health Care - 7.3%

CareFusion Corp *	66,150	1,700,055
Hospira Inc *	31,800	1,770,942
Laboratory Corp of America Holdings *	9,700	852,824
Life Technologies Corp *	26,337	1,461,704
Warner Chilcott PLC ‘A’ (Ireland)	69,900	1,576,944
Zimmer Holdings Inc *	31,800	1,707,024

		9,069,493

Industrials - 13.3%

Corrections Corp of America *	72,050	1,805,573
Dover Corp	71,990	4,207,815
Equifax Inc	67,700	2,410,120
Foster Wheeler AG (Switzerland) *	50,950	1,758,794
Harsco Corp	18,300	518,256
Joy Global Inc	12,300	1,067,025
Parker-Hannifin Corp	23,550	2,032,365
Rockwell Collins Inc	47,400	2,761,524

		16,561,472

Information Technology - 13.4%

Analog Devices Inc	64,950	2,446,666
BMC Software Inc *	47,000	2,215,580
Ingram Micro Inc ‘A’ *	123,040	2,348,834
Intuit Inc *	25,850	1,274,405
NetApp Inc *	9,100	500,136
Quest Software Inc *	30,900	857,166
Seagate Technology PLC (Ireland) *	56,900	855,207
Symantec Corp *	100,200	1,677,348
Teradata Corp *	26,800	1,103,088
Teradyne Inc *	98,200	1,378,728
Xilinx Inc	70,200	2,034,396

		16,691,554

Materials - 8.7%

Air Products & Chemicals Inc	11,700	1,064,115
Ball Corp	56,210	3,825,090
Cliffs Natural Resources Inc	19,850	1,548,498
Compass Minerals International Inc	22,600	2,017,502
Eastman Chemical Co	16,500	1,387,320
United States Steel Corp	16,000	934,720

		10,777,245

Utilities - 4.4%

Allegheny Energy Inc	50,550	1,225,332
American Electric Power Co Inc	71,400	2,568,972
Energen Corp	34,550	1,667,383

		5,461,687

Total Common Stocks (Cost $93,394,126)		119,306,994

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,408,147	5,408,147

Total Short-Term Investment (Cost $5,408,147)		5,408,147

TOTAL INVESTMENTS - 100.7% (Cost $99,375,973)		125,288,841

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(886,046)

NET ASSETS - 100.0%		$124,402,795

See Supplemental Notes to Schedules of Investments	43	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
Notes to Schedule of Investments
(a)	An Investment with a total aggregate value of $573,700 or 0.5% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

(b)	As of December 31, 2010, 0.5% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$573,700	$—	$—	$573,700
	Common Stocks (1)	119,306,994	119,306,994	—	—
	Short-Term Investment	5,408,147	5,408,147	—	—

	Total	$125,288,841	$124,715,141	$—	$573,700

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2010:

Change in Net
Unrealized
Appreciation
				Total Change			(Depreciation)
				in Net	Transfers		on Level 3
	Value,	Net	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Realized	Appreciation	or Out of	Value,	the End of Period,
	of Period	(Sales)	Gains (Losses)	(Depreciation)	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$573,700	$—	$—	$—	$—	$573,700	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	44	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.6%

Industrials - 0.6%

Better Place LLC ‘B’ 8.000% * Δ +	98,662	$295,986

Total Convertible Preferred Stocks (Cost $295,986)		295,986

COMMON STOCKS - 98.5%

Consumer Discretionary - 24.9%

Betfair Group PLC (United Kingdom) *	10,540	158,412
Chipotle Mexican Grill Inc *	4,279	909,972
Ctrip.com International Ltd ADR (Cayman) *	32,653	1,320,814
Discovery Communications Inc ‘C’ *	13,291	487,647
Dollar Tree Inc *	15,346	860,604
Gafisa SA ADR (Brazil)	29,345	426,383
Groupe Aeroplan Inc (Canada)	39,136	538,056
Lululemon Athletica Inc *	10,517	719,573
Morningstar Inc	13,826	733,884
Naspers Ltd ‘N’ (South Africa)	18,728	1,104,153
Netflix Inc *	7,692	1,351,484
New Oriental Education & Technology Group ADR (Cayman) *	7,216	759,340
NVR Inc *	747	516,192
priceline.com Inc *	4,593	1,835,133
Sears Holdings Corp *	3,895	287,256
Wynn Resorts Ltd	15,229	1,581,379

		13,590,282

Consumer Staples - 3.8%

Mead Johnson Nutrition Co	20,470	1,274,258
Natura Cosmeticos SA (Brazil)	28,106	807,455

		2,081,713

Energy - 3.9%

Range Resources Corp	18,360	825,833
Ultra Petroleum Corp (Canada) *	26,707	1,275,793

		2,101,626

Financials - 8.3%

Greenhill & Co Inc	9,624	786,088
IntercontinentalExchange Inc *	6,504	774,952
Leucadia National Corp	30,317	884,650
Moody’s Corp	8,227	218,345
MSCI Inc ‘A’ *	32,345	1,260,161
T. Rowe Price Group Inc	9,645	622,488

		4,546,684

Health Care - 9.9%

Gen-Probe Inc *	15,523	905,767
IDEXX Laboratories Inc *	10,199	705,975
Illumina Inc *	26,356	1,669,389
Intuitive Surgical Inc *	4,202	1,083,066
Ironwood Pharmaceuticals Inc ‘A’ *	31,306	324,017
Techne Corp	10,598	695,971

		5,384,185

Industrials - 18.4%

C.H. Robinson Worldwide Inc	10,548	845,844
Covanta Holding Corp	40,901	703,088
Edenred (France) *	60,503	1,432,270
Expeditors International of Washington Inc	21,883	1,194,812
Fastenal Co	12,757	764,272
IHS Inc ‘A’ *	10,447	839,834
Intertek Group PLC (United Kingdom)	38,476	1,063,845
Schindler Holding AG (Switzerland)	9,223	1,091,039
Stericycle Inc *	10,329	835,823
Verisk Analytics Inc ‘A’ *	36,669	1,249,680

		10,020,507

Information Technology - 19.5%

Akamai Technologies Inc *	14,509	682,648
Alibaba.com Ltd (Cayman)	282,100	505,775
ARM Holdings PLC ADR (United Kingdom)	25,073	520,265
Autodesk Inc *	18,181	694,514
Citrix Systems Inc *	7,025	480,580
FactSet Research Systems Inc	9,219	864,373
First Solar Inc *	3,450	448,983
Gartner Inc *	23,063	765,692
Red Hat Inc *	21,167	966,274
Rovi Corp *	9,922	615,263
salesforce.com inc *	10,801	1,425,732
Solera Holdings Inc	24,281	1,246,101
Teradata Corp *	34,578	1,423,230

		10,639,430

Materials - 8.4%

Intrepid Potash Inc *	27,952	1,042,330
Lynas Corp Ltd (Australia) *	208,447	438,922
Martin Marietta Materials Inc	7,966	734,784
Molycorp Inc *	16,238	810,276
Nalco Holding Co	25,901	827,278
Rockwood Holdings Inc *	18,442	721,451

		4,575,041

Telecommunication Services - 1.4%

Millicom International Cellular SA (Luxembourg)	7,789	744,628

Total Common Stocks (Cost $36,543,640)		53,684,096

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	564,845	564,845

Total Short-Term Investment (Cost $564,845)		564,845

TOTAL INVESTMENTS - 100.1% (Cost $37,404,471)		54,544,927

OTHER ASSETS & LIABILITIES, NET — (0.1%)		(39,472)

NET ASSETS - 100.0%		$54,505,455

Notes to Schedule of Investments
(a)	An Investment with a total aggregate value of $295,986 or 0.6% of the net assets was valued by a Trustee Valuation Committee or determined by a Board approved valuation committee or a delegate of the Board and then approved by the Board.

See Supplemental Notes to Schedules of Investments	45	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(b)	As of December 31, 2010, 0.6% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$295,986	$—	$—	$295,986
	Common Stocks
	Consumer Discretionary	13,590,282	12,486,129	1,104,153	—
	Consumer Staples	2,081,713	2,081,713	—	—
	Energy	2,101,626	2,101,626	—	—
	Financials	4,546,684	4,546,684	—	—
	Health Care	5,384,185	5,384,185	—	—
	Industrials	10,020,507	7,865,623	2,154,884	—
	Information Technology	10,639,430	10,133,655	505,775	—
	Materials	4,575,041	4,136,119	438,922	—
	Telecommunication Services	744,628	744,628	—	—

		53,684,096	49,480,362	4,203,734	—
	Short-Term Investment	564,845	564,845	—	—

	Total	$54,544,927	$50,045,207	$4,203,734	$295,986

The following is a reconciliation of investments for significant unobservable inputs (level 3) used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2010:

Change in Net
Unrealized
Appreciation
(Depreciation)
				Total Change	Transfers		on Level 3
	Value,	Net	Total Net	in Net	In and/		Holdings Held at
	Beginning	Purchases	Realized	Unrealized	or Out of	Value,	the End of Period,
	of Period	(Sales)	Losses	Depreciation	Level 3	End of Period	if Applicable

Convertible Preferred Stocks (1)	$816,515	($112,215)	($9,876)	($74,421)	($324,017)	$295,986	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	46	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.2%

Consumer Discretionary - 18.4%

American Public Education Inc *	4,850	$180,614
AnnTaylor Stores Corp *	12,250	335,527
Carter’s Inc *	4,250	125,417
Dana Holding Corp *	21,250	365,712
Gaylord Entertainment Co *	8,850	318,069
Interval Leisure Group Inc *	17,115	276,236
Life Time Fitness Inc *	5,470	224,215
LKQ Corp *	13,350	303,312
McCormick & Schmick’s Seafood Restaurants Inc *	10,775	97,945
Phillips-Van Heusen Corp	2,700	170,127
Shutterfly Inc *	9,775	342,418
Sonic Corp *	19,750	199,870
Sotheby’s	5,700	256,500
The Cheesecake Factory Inc *	6,950	213,087
The Children’s Place Retail Stores Inc *	5,930	294,365
The Warnaco Group Inc *	3,900	214,773
Tupperware Brands Corp	6,225	296,746
Ulta Salon Cosmetics & Fragrance Inc *	8,950	304,300
Valassis Communications Inc *	7,750	250,713
Vera Bradley Inc *	3,450	113,850
Vitamin Shoppe Inc *	6,150	206,886
Williams-Sonoma Inc	9,100	324,779

		5,415,461

Consumer Staples - 2.5%

Diamond Foods Inc	3,450	183,471
The Fresh Market Inc *	2,800	115,360
The Hain Celestial Group Inc *	7,335	198,485
United Natural Foods Inc *	6,250	229,250

		726,566

Energy - 4.9%

Cal Dive International Inc *	17,350	98,374
Dril-Quip Inc *	1,865	144,948
Energy XXI Ltd (Bermuda) *	4,300	118,981
Kodiak Oil & Gas Corp (Canada) *	38,950	257,070
Lufkin Industries Inc	2,200	137,258
Patriot Coal Corp *	12,820	248,323
Quicksilver Resources Inc *	7,295	107,528
Rosetta Resources Inc *	4,150	156,206
SM Energy Co	2,800	165,004

		1,433,692

Financials - 4.2%

Fortress Investment Group LLC ‘A’ *	47,000	267,900
FXCM Inc ‘A’ *	7,650	101,363
Greenhill & Co Inc	3,600	294,048
Investors Bancorp Inc *	13,300	174,496
Platinum Underwriters Holdings Ltd (Bermuda)	3,110	139,857
Signature Bank *	4,850	242,500

		1,220,164

Health Care - 15.4%

Acorda Therapeutics Inc *	2,800	76,328
AMERIGROUP Corp *	6,140	269,669
ArthroCare Corp *	4,300	133,558
Auxilium Pharmaceuticals Inc *	9,605	202,665
Bruker Corp *	16,140	267,924
Catalyst Health Solutions Inc *	7,050	327,754
Cubist Pharmaceuticals Inc *	5,350	114,490
Gentiva Health Services Inc *	8,230	218,918
Human Genome Sciences Inc *	7,398	176,738
Incyte Corp Ltd *	5,400	89,424
Insulet Corp *	14,720	228,160
InterMune Inc *	3,100	112,840
LifePoint Hospitals Inc *	6,900	253,575
MedAssets Inc *	13,250	267,518
Medicis Pharmaceutical Corp ‘A’	9,530	255,309
Medidata Solutions Inc *	13,300	317,604
Onyx Pharmaceuticals Inc *	2,450	90,332
Optimer Pharmaceuticals Inc *	19,460	220,093
PAREXEL International Corp *	11,425	242,553
Savient Pharmaceuticals Inc *	11,645	129,725
Sirona Dental Systems Inc *	3,650	152,497
Thoratec Corp *	7,770	220,046
Wright Medical Group Inc *	9,760	151,573

		4,519,293

Industrials - 16.5%

AAR Corp *	10,171	279,397
Actuant Corp ‘A’	12,745	339,272
Aecom Technology Corp *	7,985	223,340
Barnes Group Inc	11,900	245,973
CLARCOR Inc	4,640	199,010
Clean Harbors Inc *	3,250	273,260
Esterline Technologies Corp *	5,330	365,585
Genesee & Wyoming Inc ‘A’ *	6,520	345,234
GrafTech International Ltd *	15,700	311,488
ICF International Inc *	6,800	174,896
RBC Bearings Inc *	9,115	356,214
Resources Connection Inc	12,825	238,417
Tetra Tech Inc *	9,700	243,082
The Geo Group Inc *	12,680	312,689
Towers Watson & Co ‘A’	5,250	273,315
Waste Connections Inc	11,560	318,247
Woodward Governor Co	8,930	335,411

		4,834,830

Information Technology - 26.9%

Acme Packet Inc *	2,900	154,164
Aeroflex Holding Corp *	9,450	155,452
Ancestry.com Inc *	7,810	221,179
Applied Micro Circuits Corp *	21,250	226,950
Aruba Networks Inc *	10,800	225,504
Atheros Communications Inc *	8,545	306,936
BroadSoft Inc *	7,850	187,458
Cadence Design Systems Inc *	35,250	291,165
Ciena Corp *	9,200	193,660
Concur Technologies Inc *	4,950	257,053
Finisar Corp *	12,750	378,547
FleetCor Technologies Inc *	2,950	91,214
GSI Commerce Inc *	11,040	256,128
iGATE Corp	7,000	137,970
Informatica Corp *	5,897	259,645
LogMeIn Inc *	6,965	308,828
Mellanox Technologies Ltd (Israel) *	8,190	214,332
Monolithic Power Systems Inc *	10,245	169,247
Netlogic Microsystems Inc *	8,130	255,363
NICE Systems Ltd ADR (Israel) *	9,245	322,651
Novellus Systems Inc *	10,800	349,056
OpenTable Inc *	4,690	330,551
QLIK Technologies Inc *	11,950	308,430
RealPage Inc *	8,050	248,987
Riverbed Technology Inc *	8,150	286,636
Solera Holdings Inc	6,265	321,520
SRA International Inc ‘A’ *	4,750	97,138
Taleo Corp ‘A’ *	8,424	232,924
The Ultimate Software Group Inc *	6,850	333,116
VanceInfo Technologies Inc ADR
(Cayman) *	6,431	222,127
VistaPrint NV (Netherlands) *	5,425	249,550
Wright Express Corp *	6,865	315,790

		7,909,271

See Supplemental Notes to Schedules of Investments	47	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Shares	Value
Materials - 5.7%

Gammon Gold Inc (Canada) *	20,100	$164,619
Kraton Performance Polymers Inc *	6,850	212,008
Louisiana-Pacific Corp *	21,700	205,282
Rockwood Holdings Inc *	8,300	324,696
Silgan Holdings Inc	7,090	253,893
Solutia Inc *	8,750	201,950
Stillwater Mining Co *	7,550	161,193
STR Holdings Inc *	7,000	140,000

		1,663,641

Telecommunication Services - 0.7%

SBA Communications Corp ‘A’ *	4,850	198,559

Utilities - 1.0%

ITC Holdings Corp	4,830	299,363

Total Common Stocks (Cost $20,199,168)		28,220,840

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,094,160	1,094,160

Total Short-Term Investment (Cost $1,094,160)		1,094,160

TOTAL INVESTMENTS - 99.9% (Cost $21,293,328)		29,315,000

OTHER ASSETS & LIABILITIES, NET - 0.1%		39,569

NET ASSETS - 100.0%		$29,354,569

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$28,220,840	$28,220,840	$—	$—
	Short-Term Investment	1,094,160	1,094,160	—	—

	Total	$29,315,000	$29,315,000	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	48	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.3%

Consumer Discretionary - 8.3%
Aaron’s Inc	31,700	$646,363
Bob Evans Farms Inc	7,200	237,312
Brown Shoe Co Inc	4,461	62,142
Cinemark Holdings Inc	26,900	463,756
Dover Downs Gaming & Entertainment Inc	3,800	12,920
Hillenbrand Inc	12,000	249,720
International Speedway Corp ‘A’	14,100	368,997
Oxford Industries Inc	3,400	87,074
PetMed Express Inc	11,300	201,253
RadioShack Corp	37,500	693,375
Sturm Ruger & Co Inc	11,800	180,422
The Buckle Inc	22,000	830,940
The Jones Group Inc	28,500	442,890
Weight Watchers International Inc	11,900	446,131
Wolverine World Wide Inc	21,500	685,420

		5,608,715

Consumer Staples - 8.7%

Cal-Maine Foods Inc	10,400	328,432
Casey’s General Stores Inc	16,500	701,415
Cia Cervecerias Unidas SA ADR (Chile)	4,800	289,680
Corn Products International Inc	19,200	883,200
Del Monte Foods Co	50,500	949,400
Embotelladora Andina SA ‘B’ ADR (Chile)	8,400	254,268
Fresh Del Monte Produce Inc (Cayman)	3,200	79,840
Ruddick Corp	16,000	589,440
Sanderson Farms Inc	15,500	606,825
The Andersons Inc	8,809	320,207
Universal Corp	13,100	533,170
WD-40 Co	5,700	229,596
Weis Markets Inc	2,800	112,924

		5,878,397

Energy - 16.3%

Alliance Resource Partners LP	4,300	282,768
Berry Petroleum Co ‘A’	21,200	926,440
Buckeye Partners LP	9,100	608,153
Cimarex Energy Co	10,700	947,271
El Paso Pipeline Partners LP	11,000	367,950
EXCO Resources Inc	41,400	803,988
Frontline Ltd (Bermuda)	27,000	684,990
Holly Corp	24,600	1,002,942
Knightsbridge Tankers Ltd (Bermuda)	3,400	75,718
Linn Energy LLC	25,200	944,748
Magellan Midstream Partners LP	13,100	740,150
Ship Finance International Ltd (Bermuda)	16,000	344,320
Southern Union Co	27,200	654,704
Sunoco Logistics Partners LP	4,200	351,078
TC Pipelines LP	3,800	197,600
Tidewater Inc	15,100	812,984
TransMontaigne Partners LP	4,000	145,640
Tsakos Energy Navigation Ltd (Bermuda)	11,400	114,000
W&T Offshore Inc	2,600	46,462
World Fuel Services Corp	25,600	925,696

		10,977,602

Financials - 13.9%

Advance America Cash Advance Centers Inc	23,700	133,668
American Equity Investment Life Holding Co	15,800	198,290
American Financial Group Inc	22,300	720,067
Bank of Hawaii Corp	14,600	689,266
Cash America International Inc	15,900	587,187
Chimera Investment Corp REIT	94,600	388,806
CommonWealth REIT	11,950	304,845
CreXus Investment Corp REIT	8,000	104,800
Cullen/Frost Bankers Inc	12,500	764,000
Delphi Financial Group Inc ‘A’	21,300	614,292
Equity One Inc REIT	19,200	349,056
Federated Investors Inc ‘B’	25,500	667,335
Franklin Street Properties Corp REIT	27,500	391,875
Healthcare Realty Trust Inc REIT	21,900	463,623
Infinity Property & Casualty Corp	4,300	265,740
Life Partners Holdings Inc	1,808	34,587
Montpelier Re Holdings Ltd (Bermuda)	4,000	79,760
Prosperity Bancshares Inc	14,000	549,920
PS Business Parks Inc REIT	6,900	384,468
Raymond James Financial Inc	19,700	644,190
RLI Corp	7,000	367,990
Sovran Self Storage Inc REIT	8,800	323,928
Trustmark Corp	12,700	315,468

		9,343,161

Health Care - 6.8%

Invacare Corp	12,500	377,000
Owens & Minor Inc	21,700	638,631
PerkinElmer Inc	28,250	729,415
STERIS Corp	19,300	703,678
Teleflex Inc	12,600	678,006
The Cooper Cos Inc	15,700	884,538
West Pharmaceutical Services Inc	12,900	531,480

		4,542,748

Industrials - 11.4%

Albany International Corp ‘A’	3,780	89,548
Alliant Techsystems Inc *	9,300	692,199
Baltic Trading Ltd	9,700	99,037
Barnes Group Inc	20,500	423,735
Belden Inc	16,700	614,894
Crane Co	18,100	743,367
Cubic Corp	4,800	226,320
Curtiss-Wright Corp	16,000	531,200
Elbit Systems Ltd (Israel)	1,800	95,256
Ennis Inc	12,100	206,910
Great Lakes Dredge & Dock Co	6,400	47,168
Harsco Corp	18,900	535,248
KBR Inc	26,500	807,455
SkyWest Inc	19,300	301,466
Standex International Corp	1,267	37,896
The Brink’s Co	20,500	551,040
Triumph Group Inc	8,200	733,162
UniFirst Corp	3,700	203,685
Valmont Industries Inc	8,300	736,459

		7,676,045

Information Technology - 2.8%

AVX Corp	13,200	203,676
Diebold Inc	20,600	660,230
Himax Technologies Inc ADR (Cayman)	23,500	55,460
Jabil Circuit Inc	40,500	813,645
Micrel Inc	9,300	120,807

		1,853,818

Materials - 16.0%

A. Schulman Inc	4,500	103,005
AMCOL International Corp	7,800	241,800
Bemis Co Inc	21,300	695,658
Cabot Corp	13,900	523,335
Compass Minerals International Inc	9,200	821,284
Gold Resource Corp	9,320	274,008
HudBay Minerals Inc (Canada)	45,030	813,828
IAMGOLD Corp (Canada)	42,800	761,840
Innophos Holdings Inc	8,800	317,504
International Flavors & Fragrances Inc	15,200	844,968
Methanex Corp (Canada)	17,500	532,000

See Supplemental Notes to Schedules of Investments	49	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Shares	Value
Neenah Paper Inc	1,800	$35,424
Quaker Chemical Corp	3,794	158,096
Rock-Tenn Co ‘A’	12,700	685,165
Royal Gold Inc	17,100	934,173
RPM International Inc	33,100	731,510
Sensient Technologies Corp	18,400	675,832
Sonoco Products Co	21,000	707,070
Stepan Co	958	73,067
The Lubrizol Corp	8,000	855,040

		10,784,607

Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR (Israel)	7,300	148,336

Utilities - 10.9%

AGL Resources Inc	16,000	573,600
AmeriGas Partners LP	3,400	165,954
Atmos Energy Corp	19,900	620,880
Avista Corp	15,300	344,556
Cleco Corp	19,900	612,124
Energen Corp	13,700	661,162
Great Plains Energy Inc	18,100	350,959
OGE Energy Corp	15,800	719,532
Southwest Gas Corp	12,000	440,040
Suburban Propane Partners LP	7,100	398,239
UGI Corp	22,300	704,234
Vectren Corp	21,600	548,208
Westar Energy Inc	22,900	576,164
WGL Holdings Inc	16,400	586,628

		7,302,280

Total Common Stocks (Cost $51,626,953)		64,115,709

SHORT-TERM INVESTMENT - 4.2%

Money Market Fund - 4.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,850,814	2,850,814

Total Short-Term Investment (Cost $2,850,814)		2,850,814

TOTAL INVESTMENTS - 99.5% (Cost $54,477,767)		66,966,523

OTHER ASSETS & LIABILITIES, NET - 0.5%		355,314

NET ASSETS - 100.0%		$67,321,837

Note to Schedule of Investments
(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs
Assets	Common Stocks (1)	$64,115,709	$64,115,709	$—	$—
	Short-Term Investment	2,850,814	2,850,814	—	—

	Total	$66,966,523	$66,966,523	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	50	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.0%

Consumer Discretionary - 3.3%

Starwood Hotels & Resorts Worldwide Inc	21,217	$1,289,569

Financials - 91.5%

Acadia Realty Trust REIT	21,583	393,674
AMB Property Corp REIT	33,886	1,074,525
American Campus Communities Inc REIT	2,320	73,683
AvalonBay Communities Inc REIT	13,549	1,524,940
BioMed Realty Trust Inc REIT	4,435	82,713
Boston Properties Inc REIT	21,529	1,853,647
Brookfield Properties Corp (Canada)	54,294	951,774
Camden Property Trust REIT	19,326	1,043,217
Colony Financial Inc REIT	179	3,584
CommonWealth REIT	2,507	63,954
Coresite Realty Corp REIT	11,480	156,587
Cousins Properties Inc REIT	74,931	624,925
CreXus Investment Corp REIT	6,780	88,818
DCT Industrial Trust Inc REIT	46,120	244,897
Digital Realty Trust Inc REIT	8,140	419,536
Douglas Emmett Inc REIT	9,860	163,676
Duke Realty Corp REIT	15,210	189,517
Equity Lifestyle Properties Inc REIT	12,634	706,620
Equity One Inc REIT	281	5,109
Equity Residential REIT	72,685	3,775,986
Federal Realty Investment Trust REIT	6,408	499,375
Forest City Enterprises Inc ‘A’ *	60,483	1,009,461
General Growth Properties Inc REIT	62,750	971,370
HCP Inc REIT	48,330	1,778,061
Healthcare Realty Trust Inc REIT	33,469	708,539
Host Hotels & Resorts Inc REIT	156,222	2,791,687
Hudson Pacific Properties Inc REIT	9,690	145,835
Kite Realty Group Trust REIT	10,500	56,805
Lexington Realty Trust REIT	2,680	21,306
Liberty Property Trust REIT	7,344	234,420
LTC Properties Inc REIT	2,490	69,919
Mack-Cali Realty Corp REIT	29,139	963,335
Nationwide Health Properties Inc REIT	4,520	164,438
Parkway Properties Inc REIT	1,280	22,426
Plum Creek Timber Co Inc REIT	5,219	195,452
Post Properties Inc REIT	4,240	153,912
PS Business Parks Inc REIT	3,681	205,105
Public Storage REIT	16,747	1,698,481
Rayonier Inc REIT	1,520	79,830
Regency Centers Corp REIT	44,781	1,891,549
Retail Opportunity Investments Corp REIT	29,993	297,231
Senior Housing Properties Trust REIT	23,703	520,044
Simon Property Group Inc REIT	45,007	4,477,746
Sovran Self Storage Inc REIT	2,922	107,559
Starwood Property Trust Inc REIT	19,990	429,385
Taubman Centers Inc REIT	2,433	122,818
The Macerich Co REIT	3,822	181,048
Ventas Inc REIT	7,260	381,005
Vornado Realty Trust REIT	23,731	1,977,504
Winthrop Realty Trust REIT	8,810	112,680

		35,709,708

Health Care - 1.2%

Assisted Living Concepts Inc ‘A’ *	12,240	398,166
Capital Senior Living Corp *	12,030	80,600

		478,766

Total Common Stocks (Cost $23,745,088)		37,478,043

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,370,195	1,370,195

Total Short-Term Investment (Cost $1,370,195)		1,370,195

TOTAL INVESTMENTS - 99.5% (Cost $25,115,283)		38,848,238

OTHER ASSETS & LIABILITIES, NET - 0.5%		185,926

NET ASSETS - 100.0%		$39,034,164

Notes to Schedule of Investments

(a)	As of December 31, 2010, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	22.0%
Specialized	21.8%
Residential	18.7%
Office	9.7%
Diversified	9.2%
Real Estate Operating Companies	5.4%
Industrial	3.4%
Hotels, Resort & Cruise Lines	3.3%
Mortgage	1.3%
Health Care Facilities	1.2%
96.0%

Short-Term Investment	3.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedules of Investments	51	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks (1)	$37,478,043	$37,478,043	$—	$—
	Short-Term Investment	1,370,195	1,370,195	—	—

	Total	$38,848,238	$38,848,238	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	52	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 8.1%

Brazil - 7.6%

Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	6,160	$258,597
Cia de Bebidas das Americas ADR	18,000	558,540
Lojas Americanas SA	46,040	424,622
Petroleo Brasileiro SA ADR	58,300	1,992,111
Vale SA ADR	32,910	994,540

		4,228,410

Colombia - 0.5%

BanColombia SA ADR	5,050	312,646

Total Preferred Stocks (Cost $2,985,679)		4,541,056

COMMON STOCKS - 87.6%

Belgium - 0.0%

Anheuser-Busch InBev NV	455	25,998

Bermuda - 1.7%

Credicorp Ltd	2,640	313,922
Dairy Farm International Holdings Ltd	19,000	176,510
VimpelCom Ltd ADR	29,250	439,920

		930,352

Brazil - 7.6%

Anhanguera Educacional Participacoes SA	12,000	289,157
B2W Cia Global do Varejo	23,500	445,934
BM&F BOVESPA SA	74,816	591,768
Cyrela Brazil Realty SA Empreendimentos e Participacoes	31,000	408,042
Diagnosticos da America SA	19,200	260,241
Embraer SA ADR	24,120	709,128
Estacio Participacoes SA	19,900	323,675
Fleury SA	1,000	16,054
MRV Engenharia e Participacoes SA	25,700	241,673
Multiplan Empreendimentos Imobiliarios SA	9,000	200,060
Natura Cosmeticos SA	26,300	755,570

		4,241,302

Canada - 0.6%

Niko Resources Ltd	3,268	339,125

Cayman - 2.1%

Ambow Education Holding Ltd ADR *	7,280	102,284
Baidu Inc ADR *	1,230	118,732
Ctrip.com International Ltd ADR *	2,380	96,271
Eurasia Drilling Co Ltd GDR	310	10,074
Li Ning Co Ltd	67,500	143,037
New Oriental Education & Technology Group ADR *	250	26,308
Tencent Holdings Ltd	22,800	494,975
Tingyi Holding Corp	68,000	174,049

		1,165,730

Chile - 0.8%

Banco Santander Chile SA	1,383,744	125,069
Cencosud SA	37,321	293,408

		418,477

China - 1.8%

China Shenhua Energy Co Ltd ‘H’	75,000	314,320
PetroChina Co Ltd ‘H’	458,000	601,547
Shanghai Zhenhua Heavy Industries Co Ltd ‘B’ *	104,890	64,688

		980,555

Colombia - 0.2%

Almacenes Exito SA GDR ~	9,200	111,934

Denmark - 1.1%

Carlsberg AS ‘B’	6,280	630,358

Egypt - 1.2%

Commercial International Bank SAE	43,894	357,889
Eastern Co SAE	2,562	52,939
Egyptian Financial Group-Hermes Holding	48,517	282,921

		693,749

France - 0.7%

CFAO SA	8,810	383,744

Hong Kong - 6.7%

AIA Group Ltd *	57,800	162,481
China Mobile Ltd	63,500	629,594
China Resources Enterprise Ltd	147,000	601,967
CNOOC Ltd	432,000	1,028,301
Hang Lung Group Ltd	38,000	249,666
Hang Lung Properties Ltd	111,000	518,817
Hong Kong Exchanges & Clearing Ltd	25,300	573,619

		3,764,445

India - 11.8%

Asian Paints Ltd	1,200	77,225
Colgate-Palmolive India Ltd	10,464	203,558
Divi’s Laboratories Ltd	12,892	186,468
HDFC Bank Ltd ADR	2,840	474,592
Hindustan Unilever Ltd	113,433	793,649
Housing Development Finance Corp Ltd	38,526	627,211
ICICI Bank Ltd ADR	12,120	613,757
Infosys Technologies Ltd	29,300	2,253,207
Sun Pharmaceutical Industries Ltd	24,240	262,864
Tata Consultancy Services Ltd	22,876	596,317
Zee Entertainment Enterprises Ltd	157,526	518,654
Zee Learn Ltd *	15,223	9,362

		6,616,864

Indonesia - 2.1%

P.T. Astra International Tbk	57,400	346,893
P.T. Bank Central Asia Tbk	175,000	124,081
P.T. Telekomunikasi Indonesia Tbk	479,900	423,441
P.T. Unilever Indonesia Tbk	139,500	255,184

		1,149,599

Kenya - 0.1%

East African Breweries Ltd	15,205	37,824

Luxembourg - 1.6%

Tenaris SA ADR	18,100	886,538

See Supplemental Notes to Schedules of Investments	53	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Shares	Value
Mexico - 10.3%

America Movil SAB de CV ‘L’ ADR	31,990	$1,834,307
Fomento Economico Mexicano SAB de CV	126,845	709,202
Fomento Economico Mexicano SAB de CV ADR	17,180	960,706
Grupo Financiero Inbursa SAB de CV ‘O’	49,941	219,336
Grupo Modelo SAB de CV ‘C’	97,444	605,573
Grupo Televisa SA ADR *	22,030	571,238
SARE Holding SAB de CV ‘B’ *	140,115	42,432
Wal-Mart de Mexico SAB de CV ‘V’	292,667	836,293

		5,779,087

Nigeria - 0.2%

Nigerian Breweries PLC	236,042	119,729

Norway - 0.4%

DNO International ASA *	131,068	206,006

Philippines - 2.6%

Jollibee Foods Corp	101,960	206,937
Philippine Long Distance Telephone Co	4,280	249,111
SM Investments Corp	22,210	275,193
SM Prime Holdings Inc	2,758,360	715,104

		1,446,345

Russia - 4.2%

Magnit OJSC	8,925	1,192,600
NovaTek OAO GDR (LI)	6,300	753,725
NovaTek OAO GDR (OTC) ~ Δ	3,200	382,844

		2,329,169

South Africa - 7.0%

Anglo Platinum Ltd *	7,424	783,242
Impala Platinum Holdings Ltd	40,173	1,422,804
JSE Ltd	2,751	32,991
MTN Group Ltd	40,255	821,557
Standard Bank Group Ltd	50,537	825,319

		3,885,913

South Korea - 4.8%

MegaStudy Co Ltd *	1,145	177,266
NHN Corp *	8,782	1,753,056
Shinsegae Co Ltd *	1,417	766,621

		2,696,943

Taiwan - 8.0%

Epistar Corp	201,000	733,681
HTC Corp	58,772	1,811,871
MediaTek Inc	39,684	568,004
Synnex Technology International Corp	110,118	297,042
Taiwan Semiconductor Manufacturing Co Ltd	434,993	1,058,903

		4,469,501

Thailand - 0.2%

Siam Commercial Bank PCL	36,000	123,603

Turkey - 2.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	8,808	133,034
BIM Birlesik Magazalar AS	11,746	398,514
Enka Insaat ve Sanayi AS	129,652	482,723
Haci Omer Sabanci Holding AS	96,868	450,883
Turkiye Garanti Bankasi AS	959	4,843

		1,469,997

United Arab Emirates - 0.8%

DP World Ltd	690,000	434,200

United Kingdom - 6.0%

Anglo American PLC	19,267	1,007,905
Antofagasta PLC	5,060	128,033
Cairn Energy PLC *	80,580	529,017
SABMiller PLC	30,240	1,065,327
Tullow Oil PLC	31,510	622,243

		3,352,525

United States - 0.4%

Sohu.com Inc *	3,530	224,120

Total Common Stocks (Cost $28,871,739)		48,913,732

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

UBS AG (for Vietnam Dairy Products) Exp. 02/12/12 * Δ	11,700	51,592

Total Equity-Linked Structured Securities (Cost $54,617)		51,592

SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,931,940	1,931,940

Total Short-Term Investment (Cost $1,931,940)		1,931,940

TOTAL INVESTMENTS - 99.3% (Cost $33,843,975)		55,438,320

OTHER ASSETS & LIABILITIES, NET - 0.7%		412,425

NET ASSETS - 100.0%		$55,850,745

See Supplemental Notes to Schedules of Investments	54	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
Notes to Schedule of Investments

(a)	As of December 31, 2010, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	21.0%
Information Technology	17.7%
Financials	14.2%
Energy	13.7%
Consumer Discretionary	8.5%
Materials	7.9%
Telecommunication Services	7.9%
Industrials	3.6%
Short-Term Investment	3.5%
Health Care	1.3%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	As of December 31, 2010, 0.8% of the fund’s net assets were reported illiquid by the portfolio manager or adviser under the Trust’s policy.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$4,541,056	$4,541,056	$—	$—
	Common Stocks
	Belgium	25,998	—	25,998	—
	Bermuda	930,352	930,352	—	—
	Brazil	4,241,302	4,241,302	—	—
	Canada	339,125	339,125	—	—
	Cayman	1,165,730	353,669	812,061	—
	Chile	418,477	418,477	—	—
	China	980,555	—	980,555	—
	Colombia	111,934	111,934	—	—
	Denmark	630,358	—	630,358	—
	Egypt	693,749	52,939	640,810	—
	France	383,744	—	383,744	—
	Hong Kong	3,764,445	162,481	3,601,964	—
	India	6,616,864	1,301,269	5,315,595	—
	Indonesia	1,149,599	423,441	726,158	—
	Kenya	37,824	37,824	—	—
	Luxembourg	886,538	886,538	—	—
	Mexico	5,779,087	5,779,087	—	—
	Nigeria	119,729	119,729	—	—
	Norway	206,006	—	206,006	—
	Philippines	1,446,345	—	1,446,345	—
	Russia	2,329,169	—	2,329,169	—
	South Africa	3,885,913	32,991	3,852,922	—
	South Korea	2,696,943	766,621	1,930,322	—
	Taiwan	4,469,501	—	4,469,501	—
	Thailand	123,603	—	123,603	—
	Turkey	1,469,997	—	1,469,997	—
	United Arab Emirates	434,200	—	434,200	—
	United Kingdom	3,352,525	—	3,352,525	—
	United States	224,120	224,120	—	—

		48,913,732	16,181,899	32,731,833	—
	Equity-Linked Structured Securities	51,592	—	51,592	—
	Short-Term Investment	1,931,940	1,931,940	—	—

	Total	$55,438,320	$22,654,895	$32,783,425	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	55	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Australia - 0.5%

Westpac Banking Corp	28,540	$648,368

Austria - 0.6%

Erste Group Bank AG	15,245	719,518

Bermuda - 1.8%

Esprit Holdings Ltd	224,700	1,068,876
Li & Fung Ltd	217,200	1,260,200

		2,329,076

Brazil - 0.7%

Banco Santander Brasil SA ADR	70,090	953,224

Canada - 2.8%

Canadian National Railway Co	54,620	3,630,591

Czech Republic - 0.7%

Komercni Banka AS	3,702	875,923

France - 13.1%

Air Liquide SA	20,206	2,558,371
AXA SA	30,511	507,869
Danone SA	29,433	1,850,663
Legrand SA	20,344	829,832
LVMH Moet Hennessy Louis Vuitton SA	23,644	3,894,278
Pernod-Ricard SA	20,858	1,963,347
Schneider Electric SA	28,862	4,327,454
Total SA	19,797	1,054,438

		16,986,252

Germany - 10.6%
Bayer AG	21,729	1,610,713
Beiersdorf AG	34,839	1,933,224
Deutsche Boerse AG	25,004	1,727,553
Linde AG	35,831	5,420,491
MAN SE	9,647	1,149,015
Merck KGaA	11,606	929,180
SAP AG	20,132	1,026,786

		13,796,962

Hong Kong - 1.7%

AIA Group Ltd *	106,200	298,537
China Unicom Ltd	758,000	1,082,934
CNOOC Ltd	331,000	787,888

		2,169,359

India - 3.3%

ICICI Bank Ltd ADR	38,980	1,973,947
Infosys Technologies Ltd ADR	30,030	2,284,682

		4,258,629

Japan - 11.0%

Aeon Credit Service Co Ltd	10,100	142,117
Canon Inc	32,050	1,646,257
Denso Corp	30,300	1,041,680
FANUC Corp	9,900	1,513,278
Hirose Electric Co Ltd	1,700	191,033
HOYA Corp	90,100	2,178,545
INPEX Corp	343	2,002,911
Konica Minolta Holdings Inc	63,000	651,128
Lawson Inc	34,900	1,722,899
Nomura Holdings Inc	128,700	816,611
Shin-Etsu Chemical Co Ltd	43,300	2,333,721

		14,240,180

Mexico - 0.3%

America Movil SAB de CV ‘L’ ADR	6,570	376,724

Netherlands - 9.1%

Akzo Nobel NV	38,709	2,408,371
Heineken NV	71,640	3,513,707
ING Groep NV CVA *	219,175	2,138,216
Randstad Holding NV *	33,114	1,750,044
Wolters Kluwer NV	89,289	1,958,183

		11,768,521

Singapore - 1.1%

Keppel Corp Ltd	45,000	397,061
Singapore Telecommunications Ltd	441,380	1,048,870

		1,445,931

South Africa - 1.0%

MTN Group Ltd	62,878	1,283,265

South Korea - 1.5%

Samsung Electronics Co Ltd	2,369	1,978,438

Spain - 1.1%

Banco Santander SA	86,585	922,635
Red Electrica Corp SA	10,057	474,104

		1,396,739

Sweden - 0.8%

Svenska Cellulosa AB ‘B’	66,053	1,042,901

Switzerland - 12.4%

Cie Financiere Richemont SA ‘A’	26,724	1,571,474
Givaudan SA	1,090	1,176,660
Julius Baer Group Ltd	59,580	2,789,717
Nestle SA	78,183	4,580,247
Roche Holding AG	17,554	2,573,291
Sonova Holding AG	5,794	746,884
Swiss Reinsurance Co Ltd	16,921	907,758
UBS AG (XVTX) *	108,183	1,776,220

		16,122,251

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	186,090	2,333,569

United Kingdom - 19.1%

Barclays PLC	154,104	636,893
BG Group PLC	52,464	1,064,243
Burberry Group PLC	47,326	831,750
Compass Group PLC	101,830	924,200
Diageo PLC	158,556	2,937,724
Hays PLC	362,736	732,435
HSBC Holdings PLC (LI)	363,163	3,711,565
Reckitt Benckiser Group PLC	70,492	3,878,095
Royal Dutch Shell PLC ‘A’ (LI)	59,722	1,994,020

See Supplemental Notes to Schedules of Investments	56	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Shares	Value
Smiths Group PLC	76,143	$1,480,191
Standard Chartered PLC	79,947	2,158,215
Tesco PLC	323,240	2,143,409
William Hill PLC	103,272	275,639
WPP PLC	166,330	2,056,265

		24,824,644

United States - 1.9%

Synthes Inc	18,277	2,466,977

Total Common Stocks (Cost $99,286,911)		125,648,042

	Principal
	Amount
SHORT-TERM INVESTMENTS - 2.7%

Commercial Paper - 2.7%

HSBC USA Inc
0.150% due 01/03/11	$1,478,000	1,477,988
Wells Fargo & Co.
0.030% due 01/03/11	2,086,000	2,085,997

		3,563,985

	Shares
Money Market Fund - 0.0%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	31,637	31,637

Total Short-Term Investments (Cost $3,595,622)		3,595,622

TOTAL INVESTMENTS - 99.6% (Cost $102,882,533)		129,243,664

OTHER ASSETS & LIABILITIES, NET - 0.4%		454,678

NET ASSETS - 100.0%		$129,698,342

Notes to Schedule of Investments

(a)	As of December 31, 2010, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	18.8%
Financials	18.2%
Industrials	12.3%
Materials	11.6%
Consumer Discretionary	11.4%
Information Technology	9.6%
Health Care	6.4%
Energy	5.2%
Telecommunication Services	3.0%
Short-Term Investments	2.7%
Utilities	0.4%

99.6%
Other Assets & Liabilities, Net	0.4%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

See Supplemental Notes to Schedules of Investments	57	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Common Stocks
	Australia	$648,368	$—	$648,368	$—
	Austria	719,518	—	719,518
	Bermuda	2,329,076	—	2,329,076	—
	Brazil	953,224	953,224	—	—
	Canada	3,630,591	3,630,591	—	—
	Czech Republic	875,923	—	875,923	—
	France	16,986,252	—	16,986,252	—
	Germany	13,796,962	1,933,224	11,863,738	—
	Hong Kong	2,169,359	298,537	1,870,822	—
	India	4,258,629	4,258,629	—	—
	Japan	14,240,180	—	14,240,180	—
	Mexico	376,724	376,724	—	—
	Netherlands	11,768,521	—	11,768,521	—
	Singapore	1,445,931	—	1,445,931	—
	South Africa	1,283,265	—	1,283,265	—
	South Korea	1,978,438	—	1,978,438	—
	Spain	1,396,739	—	1,396,739	—
	Sweden	1,042,901	—	1,042,901
	Switzerland	16,122,251	—	16,122,251	—
	Taiwan	2,333,569	2,333,569	—	—
	United Kingdom	24,824,644	—	24,824,644	—
	United States	2,466,977	—	2,466,977	—

		125,648,042	13,784,498	111,863,544	—
	Short-Term Investments	3,595,622	31,637	3,563,985	—

	Total	$129,243,664	$13,816,135	$115,427,529	$—

See Supplemental Notes to Schedules of Investments	58	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2010 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.7%

Germany - 1.7%

Volkswagen AG	9,200	$1,495,816

Total Preferred Stocks (Cost $1,523,225)		1,495,816

COMMON STOCKS - 89.5%

Australia - 1.3%

QBE Insurance Group Ltd	58,600	1,088,264

Austria - 1.0%

Erste Group Bank AG	17,900	844,826

Belgium - 0.9%

KBC Groep NV *	22,300	759,826

Canada - 1.1%

First Quantum Minerals Ltd	9,000	977,572
Penn West Energy Trust	148	3,549

		981,121

China - 0.8%

China Merchants Bank Co Ltd ‘H’	272,500	687,393

Finland - 2.0%

Nokia OYJ	80,600	834,921
UPM-Kymmene OYJ	50,200	889,939

		1,724,860

France - 10.7%

BNP Paribas	17,400	1,108,147
GDF Suez	50,400	1,810,125
PPR	6,300	1,003,034
Sanofi-Aventis SA	28,200	1,807,924
Schneider Electric SA	7,400	1,109,527
Societe Generale	14,500	780,199
Sodexo	10,900	752,150
Vivendi SA	35,300	953,865

		9,324,971

Germany - 10.2%
Allianz SE	10,700	1,271,328
BASF SE	23,000	1,835,469
Bayer AG	20,700	1,534,436
Daimler AG *	18,100	1,224,735
Hamburger Hafen und Logistik AG	9,300	429,093
Lanxess AG	8,700	684,059
Siemens AG	14,800	1,833,344

		8,812,464

Hong Kong - 2.1%

Hutchison Whampoa Ltd	99,000	1,018,442
Sun Hung Kai Properties Ltd	48,000	796,397

		1,814,839

Italy - 1.1%

Snam Rete Gas SPA	193,800	965,076

Japan - 18.8%

East Japan Railway Co	12,700	824,093
FUJIFILM Holdings Corp	27,200	979,708
Fujitsu Ltd	122,000	845,259
Japan Tobacco Inc	164	605,582
JX Holdings Inc	137,860	932,903
KDDI Corp	189	1,089,914
Marubeni Corp	94,000	658,074
Mitsubishi Electric Corp	94,000	982,232
Mitsui & Co Ltd	68,100	1,120,511
Nintendo Co Ltd	2,800	817,465
Nippon Express Co Ltd	131,000	588,306
Nippon Telegraph & Telephone Corp	19,200	874,326
Nissan Motor Co Ltd	178,500	1,688,584
Ricoh Co Ltd	49,000	714,469
Shiseido Co Ltd	26,400	574,895
Sumitomo Corp	67,600	951,624
Sumitomo Mitsui Financial Group Inc	59,300	2,099,643

		16,347,588

Luxembourg - 1.0%

ArcelorMittal	22,300	848,664

Netherlands - 4.4%

ING Groep NV CVA *	125,500	1,224,346
Koninklijke KPN NV	43,900	641,199
Koninklijke Philips Electronics NV	27,100	830,814
Unilever NV CVA	36,200	1,129,353

		3,825,712

Norway - 2.6%

DnB NOR ASA	86,400	1,215,479
Orkla ASA	106,100	1,034,945

		2,250,424

Singapore - 0.6%

Singapore Telecommunications Ltd	231,000	548,935

South Africa - 0.8%

African Bank Investments Ltd	114,100	671,457

South Korea - 1.1%

Samsung Electronics Co Ltd	1,190	993,812

Spain - 2.5%

Banco Bilbao Vizcaya Argentaria SA	81,500	830,589
Telefonica SA	59,300	1,353,822

		2,184,411

Switzerland - 2.2%

UBS AG *	38,900	638,686
Zurich Financial Services AG	4,800	1,243,040

		1,881,726

Taiwan - 0.7%

Hon Hai Precision Industry Co Ltd GDR	73,700	589,600

See Supplemental Notes to Schedules of Investments	59	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

	Shares	Value
United Kingdom - 23.6%

Barclays PLC	238,900	$987,345
BP PLC	267,300	1,970,250
BT Group PLC	280,600	796,961
Cairn Energy PLC *	73,300	481,223
Centrica PLC	158,200	819,681
Experian PLC	58,900	733,610
GlaxoSmithKline PLC	97,700	1,894,677
HSBC Holdings PLC	144,600	1,477,828
InterContinental Hotels Group PLC	45,800	894,652
International Power PLC	122,300	837,558
Lloyds Banking Group PLC *	594,300	613,495
Man Group PLC	125,000	579,610
National Grid PLC	120,200	1,038,917
Petropavlovsk PLC	26,400	472,763
Prudential PLC	77,600	810,701
Royal Dutch Shell PLC ‘A’	102,400	3,418,969
Tullow Oil PLC	20,800	410,748
Vodafone Group PLC	835,900	2,194,353

		20,433,341

Total Common Stocks (Cost $75,830,534)		77,579,310

SHORT-TERM INVESTMENT - 8.3%

Money Market Fund - 8.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,210,336	7,210,336

Total Short-Term Investment (Cost $7,210,336)		7,210,336

TOTAL INVESTMENTS - 99.5% (Cost $84,564,095)		86,285,462

OTHER ASSETS & LIABILITIES, NET - 0.5%		444,005

NET ASSETS - 100.0%		$86,729,467

Notes to Schedule of Investments

(a)	As of December 31, 2010, the fund was diversified as a percentage of net assets as follows:

Financials	22.7%
Industrials	14.0%
Consumer Discretionary	9.2%
Telecommunication Services	8.7%
Energy	8.3%
Short-Term Investment	8.3%
Information Technology	6.7%
Materials	6.6%
Utilities	6.3%
Health Care	6.0%
Consumer Staples	2.7%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedules of Investments	60	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)
(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 5 in Supplemental Notes to Schedules of Investments) as of December 31, 2010:

				Level 2	Level 3
		Total Value at	Level 1	Significant	Significant
		December 31, 2010	Quoted Price	Observable Inputs	Unobservable Inputs

Assets	Preferred Stocks (1)	$1,495,816	$—	$1,495,816	$—
	Common Stocks
	Australia	1,088,264	—	1,088,264	—
	Austria	844,826	—	844,826	—
	Belgium	759,826	—	759,826	—
	Canada	981,121	981,121	—	—
	China	687,393	—	687,393	—
	Finland	1,724,860	—	1,724,860	—
	France	9,324,971	—	9,324,971	—
	Germany	8,812,464	—	8,812,464	—
	Hong Kong	1,814,839	—	1,814,839	—
	Italy	965,076	—	965,076	—
	Japan	16,347,588	—	16,347,588	—
	Luxembourg	848,664	—	848,664	—
	Netherlands	3,825,712	—	3,825,712	—
	Norway	2,250,424	—	2,250,424	—
	Singapore	548,935	—	548,935	—
	South Africa	671,457	—	671,457	—
	South Korea	993,812	—	993,812	—
	Spain	2,184,411	—	2,184,411	—
	Switzerland	1,881,726	—	1,881,726	—
	Taiwan	589,600	589,600	—	—
	United Kingdom	20,433,341	—	20,433,341	—

		77,579,310	1,570,721	76,008,589	—
	Short-Term Investment	7,210,336	7,210,336	—	—

	Total	$86,285,462	$8,781,057	$77,504,405	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	61	See explanation of symbols and terms, if any, on page 62

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2010 (Unaudited)
Explanation of Symbols:

*	Non-income producing investments.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Investments with their principal amount adjusted for inflation.

§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2010.

Ω	Investments were in default as of December 31, 2010.

±	The security is a perpetual bond and has no definite maturity date.

¥	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts, if any, as of December 31, 2010.

∆	Illiquid investments. Investments were reported as illiquid by the portfolio manager or adviser pursuant to the Trust’s policy and procedures (See Note 2 in Supplemental Notes to Schedules of Investments).

+	The values of these investments were determined by a Trustee Valuation Committee or determined by a Board of Trustees (“Board”) approved valuation committee or a delegate of the Board and then approved by the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1 in Supplemental Notes to Schedules of Investments).

Counterparty Abbreviations:

BRC	Barclays

CIT	Citigroup

CSF	Credit Suisse

DUB	Deutsche Bank

GSC	Goldman Sachs

HSB	HSBC

JPM	JPMorgan Chase

MER	Merrill Lynch

MSC	Morgan Stanley

RBC	Royal Bank of Canada

RBS	Royal Bank of Scotland

UBS	UBS

Currency Abbreviations:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Renminbi

DKK	Danish Krone

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringitt

PHP	Philippine Peso

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Other Abbreviations:

ADR	American Depositary Receipt

CBOT	Chicago Board of Trade

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

CME	Chicago Mercantile Exchange

CPI	Consumer Price Index

CVA	Certificaten Van Aandelen (Dutch Certificate)

FDR	Fiduciary Depositary Receipt

GDR	Global Depositary Receipt

IO	Interest Only

LI	London Stock Exchange

LIBOR	London Interbank Offered Rate

‘NY’	New York Shares

OTC	Over the Counter

REIT	Real Estate Investment Trust

VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

XVTX	Virt-X Pan European Stock Exchange
Note: The descriptions of the companies shown in the schedules of investments were obtained from published reports and other sources believed to be reliable.

See Supplemental Notes to Schedules of Investments	62

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments
December 31, 2010 (Unaudited)
1. DETERMINATION OF NET ASSET VALUE
     Each of the twenty-four funds in the Pacific Life Funds (the “Trust”) (each a “Fund”, and collectively, the “Funds”) is divided into shares. The price of a Fund’s shares is called its net asset value (“NAV”) per share. The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV per share is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding. The value of each security/investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course. The valuation of investments held by the Funds is discussed in further detail below.
     Each Fund’s NAV per share is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV all investments are generally calculated as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Funds or its agents after the NAV has been calculated on a particular day will not normally be used to retroactively adjust the price of an investment or the NAV determined earlier that day.
     Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities Exchange Commission (the “SEC”), making the sale of securities or other instruments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.
     INVESTMENT VALUATION
     For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Trust’s Board of Trustees (the “Board”).
     Portfolio Optimization Funds. The investments of the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund, PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) invest substantially all of their assets in Class P shares of other funds of the Trust (collectively, the “Underlying Funds”). The Underlying Funds are valued at their respective NAV’s at the time of computation.
     Money Market Instruments and Short-Term Holdings. Money market instruments and short-term investments maturing within 60 days are valued at amortized cost, which involves valuing a investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. The investments of the PL Money Market Fund are valued at amortized cost, in accordance with the Investment Company Act of 1940 (“1940 Act”). While this method provides consistency in valuation, (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other funds for temporary cash purposes are valued at their respective NAVs.
     Domestic Equity investments. For domestic equity investments, the Trust normally uses the last reported sale price received shortly after the NYSE close and does not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign Equity investments. Foreign equity investments are normally priced using data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events that occur between the close of certain foreign exchanges and the NYSE. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine the appropriate adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Over the Counter (“OTC”) Investments and Certain Equity Investments. OTC investments, including options contracts and listed investments for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing processes approved by the Board.
     Domestic and Fixed Income Investments. Fixed income investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing processes approved by the Board.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     Investment Values Determined by a Trustee Valuation Committee or a Valuation Committee Approved by the Board. The Board has adopted procedures (“Fund Procedures”) that include methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, a Trustee Valuation Committee or other valuation committee will determine the value of such investments in accordance with alternative valuation methodologies under the Fund Procedures which may include, among others, the use of broker quotes, the use of a purchase price for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Board approved alternate valuation methodologies are not readily available or reliable, the value of the investments will be determined in good faith by a Trustee Valuation Committee or determined by a valuation committee approved by the Board or a delegate of the Board. Valuations determined by a Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course, such values may differ from the value that a Fund would actually realize if the investments were sold.
     Market quotations are considered not readily available if; (1) the market quotations received are deemed unreliable or inaccurate, (2) approved pricing services do not provide a valuation for a particular investment or (3) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.
2. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of these investments may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original investment. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of a Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     The Portfolio Optimization Funds are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of assets among those funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes give various levels of risk tolerance. The allocations of the Portfolio Optimization Funds may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. The Portfolio Optimization Funds are non-diversified as to issuers (i.e. Underlying Funds), and may invest a significant portion of its assets in any Underlying Fund (see Note 3).
     The price of equity investments changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) investments are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) Holding (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     None of the Funds may invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets, taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for its full value. The market value of Illiquid Investments held by each Fund as of December 31, 2010 was less than 15% of its net assets.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2010, no participation interest in Senior Loans was held by any of the Funds.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a portfolio or pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there are no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally on a forward commitment basis, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not substantially the same securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income.. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are reported as interest income.
     U.S. Government Agencies or Government-Sponsored Enterprises
     Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.
     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.
     On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. On February 18, 2009, the U.S. Treasury announced that it was doubling the size of its commitment to each enterprise under the Senior Preferred Stock Program to $200 billion. The U.S. Treasury’s obligations under the Senior Preferred Stock Program are for an indefinite period of time for a maximum amount of $200 billion per enterprise. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The Senior Preferred Stock Purchase Agreement is intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability. The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Reverse Repurchase Agreements
     Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.
     Derivative Instruments
     Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (see Note 6 for a detailed discussion on derivative instruments).

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
3. INVESTMENTS WITH AFFILIATES
     The 1940 Act, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the year. As of December 31, 2010, each of the Portfolio Optimization Funds (aggregate of Classes A, B, C and R) owned shares in each of the affiliated applicable Underlying Funds. A summary of transactions for the nine-month period ended December 31, 2010 and total investments by each of the Portfolio Optimization Funds in each Underlying Fund as of December 31, 2010 is as follows:

							December 31, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$13,948,940	$9,855,491	$622,836	$1,202,244	$(20,142)	$296,697	$23,501,578	2,361,968	31.27%
PL Inflation Managed	27,399,176	22,382,075	1,664,583	5,563,684	(64,176)	324,795	46,142,769	4,471,199	23.59%
PL Managed Bond	57,821,043	40,325,887	5,461,482	4,262,022	(65,467)	(1,600,173)	97,680,750	9,180,522	29.71%
PL Short Duration Bond	21,195,054	21,699,999	397,894	6,426,281	(1,682)	(36,184)	36,828,800	3,675,529	34.56%
PL Comstock	5,249,495	4,168,760	75,688	1,861,418	77,914	767,162	8,477,601	740,402	5.51%
PL Growth LT	3,334,336	2,296,857	—	670,994	7,372	528,273	5,495,844	456,465	5.24%
PL Large-Cap Growth	3,615,993	2,210,569	—	1,122,572	41,483	733,968	5,479,441	630,546	6.10%
PL Large-Cap Value	8,513,338	7,741,733	172,078	3,375,696	46,008	960,362	14,057,823	1,301,650	6.78%
PL Main Street Core	3,306,392	2,976,372	35,461	1,370,388	12,409	655,291	5,615,537	569,527	3.93%
PL Mid-Cap Equity	5,218,666	3,996,987	63,452	1,999,428	48,259	1,167,761	8,495,697	864,262	6.83%
PL International Large-Cap	3,287,070	3,653,164	50,883	1,939,905	(28,302)	678,939	5,701,849	382,161	4.40%
PL International Value	3,553,342	3,783,540	127,940	2,173,445	(43,729)	368,506	5,616,154	612,449	6.49%

Total	$156,442,845	$125,091,434	$8,672,297	$31,968,077	$9,947	$4,845,397	$263,093,843

							December 31, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$12,427,676	$4,738,840	$458,798	$772,218	$(3,521)	$145,735	$16,995,310	1,708,071	22.62%
PL Inflation Managed	23,688,489	10,370,081	1,248,023	1,729,220	(62,653)	378,787	33,893,507	3,284,255	17.33%
PL Managed Bond	45,254,807	23,314,135	3,813,330	3,236,932	(73,956)	(1,120,346)	67,951,038	6,386,376	20.67%
PL Short Duration Bond	18,728,389	8,540,812	269,682	3,392,711	1,073	2,573	24,149,818	2,410,161	22.66%
PL Comstock	10,675,296	4,147,590	136,852	776,850	(125,648)	1,412,829	15,470,069	1,351,098	10.08%
PL Growth LT	5,282,950	1,948,103	—	380,348	(20,393)	656,355	7,486,667	621,816	7.13%
PL Large-Cap Growth	5,502,715	4,046,378	—	623,557	(61,947)	1,531,255	10,394,844	1,196,185	11.56%
PL Large-Cap Value	12,277,896	7,552,984	239,582	1,003,704	(239,463)	1,424,352	20,251,647	1,875,153	9.77%
PL Main Street Core	12,667,594	3,905,372	83,104	4,902,994	(1,049,305)	2,190,991	12,894,762	1,307,785	9.01%
PL Mid-Cap Equity	6,643,164	3,030,703	76,709	673,476	(56,259)	1,367,402	10,388,243	1,056,790	8.35%
PL Mid-Cap Growth	3,301,373	1,139,980	479,273	364,777	20,662	521,324	5,097,835	537,180	9.36%
PL Small-Cap Value	1,558,992	977,568	28,661	241,748	(6,869)	338,024	2,654,628	271,434	3.93%
PL International Large-Cap	9,271,422	3,930,586	111,981	1,693,983	(211,240)	1,392,824	12,801,590	858,015	9.87%
PL International Value	5,592,955	2,468,208	169,244	886,476	(304,414)	524,570	7,564,087	824,873	8.73%

Total	$172,873,718	$80,111,340	$7,115,239	$20,678,994	$(2,193,933)	$10,766,675	$247,994,045

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)

							December 31, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$26,756,141	$8,112,187	$958,138	$1,422,241	$(895)	$247,079	$34,650,409	3,482,453	46.11%
PL Inflation Managed	57,412,437	17,677,400	2,803,751	5,536,314	(156,979)	1,095,263	73,295,558	7,102,283	37.48%
PL Managed Bond	88,899,450	29,301,070	6,711,096	8,389,951	(135,040)	(1,720,412)	114,666,213	10,776,900	34.88%
PL Short Duration Bond	26,096,259	10,190,106	385,952	1,993,723	(6,379)	3,819	34,676,034	3,460,682	32.54%
PL Comstock	44,744,877	11,561,634	519,919	2,154,000	(568,127)	4,826,446	58,930,749	5,146,790	38.40%
PL Growth LT	27,729,279	7,621,854	—	1,833,574	(73,824)	2,791,535	36,235,270	3,009,574	34.50%
PL Large-Cap Growth	22,555,165	11,001,583	—	2,932,801	(604,084)	5,396,842	35,416,705	4,075,570	39.39%
PL Large-Cap Value	54,988,140	22,562,992	947,868	2,961,751	(725,716)	4,584,297	79,395,830	7,351,466	38.31%
PL Main Street Core	50,578,147	8,818,942	323,366	12,973,446	(4,318,943)	8,394,400	50,822,466	5,154,408	35.49%
PL Mid-Cap Equity	32,887,850	6,774,542	318,557	2,285,271	(581,171)	5,903,837	43,018,344	4,376,230	34.58%
PL Mid-Cap Growth	11,127,446	1,052,160	1,327,295	1,060,855	158,002	1,430,594	14,034,642	1,478,888	25.76%
PL Small-Cap Growth	5,725,947	1,294,302	—	724,879	(4,467)	1,044,485	7,335,388	677,321	25.00%
PL Small-Cap Value	11,191,274	8,109,026	223,429	1,008,337	(17,604)	2,910,168	21,407,956	2,188,953	31.78%
PL Real Estate	11,653,763	2,043,648	121,411	1,554,304	(192,360)	2,148,768	14,220,926	1,316,752	36.45%
PL Emerging Markets	17,229,262	3,445,149	374,217	2,529,560	43,544	3,713,064	22,275,676	1,503,082	39.88%
PL International Large-Cap	34,217,226	11,278,033	384,191	3,902,444	(806,893)	4,323,582	45,493,695	3,049,175	35.08%
PL International Value	22,828,900	6,776,102	522,513	7,347,896	(3,367,648)	3,099,063	22,511,034	2,454,857	25.97%

Total	$546,621,563	$167,620,730	$15,921,703	$60,611,347	$(11,358,584)	$50,192,830	$708,386,895

							December 31, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$37,772,773	$9,082,436	$1,665,799	$6,944,784	$(73,279)	$735,778	$42,238,723	4,092,899	21.60%
PL Managed Bond	33,146,636	12,228,898	2,484,971	4,454,746	(45,545)	(599,434)	42,760,780	4,018,870	13.00%
PL Short Duration Bond	9,410,825	2,692,367	124,318	1,323,349	(2,193)	10,612	10,912,580	1,089,080	10.24%
PL Comstock	45,255,401	5,904,161	468,188	3,232,844	(904,077)	4,604,781	52,095,610	4,549,835	33.94%
PL Growth LT	34,822,202	4,605,662	—	2,514,434	(83,743)	2,990,062	39,819,749	3,307,288	37.92%
PL Large-Cap Growth	20,044,255	6,670,473	—	2,083,360	(303,250)	4,172,541	28,500,659	3,279,708	31.69%
PL Large-Cap Value	59,254,893	10,415,611	849,838	4,310,459	(1,054,477)	3,823,470	68,978,876	6,386,933	33.29%
PL Main Street Core	55,172,436	4,344,940	330,109	12,426,386	(3,936,777)	8,117,731	51,602,053	5,233,474	36.04%
PL Mid-Cap Equity	40,531,478	3,088,025	341,451	3,787,528	(958,105)	6,732,544	45,947,865	4,674,249	36.93%
PL Mid-Cap Growth	25,488,101	340,307	2,245,120	7,664,680	667,453	2,024,216	23,100,517	2,434,195	42.39%
PL Small-Cap Growth	10,493,002	796,944	—	1,317,797	(61,564)	1,717,239	11,627,824	1,073,668	39.62%
PL Small-Cap Value	15,488,739	11,396,915	300,340	2,365,290	79,216	3,951,324	28,851,244	2,950,025	42.85%
PL Real Estate	16,023,035	1,789,689	145,930	3,579,550	(282,006)	2,729,388	16,826,486	1,558,008	43.12%
PL Emerging Markets	20,253,709	1,219,298	391,795	2,793,301	390,164	3,803,888	23,265,553	1,569,875	41.65%
PL International Large-Cap	39,891,136	6,853,985	424,227	3,679,819	(625,116)	4,245,470	47,109,883	3,157,499	36.33%
PL International Value	34,935,717	5,836,938	798,026	6,617,792	(3,945,071)	3,753,790	34,761,608	3,790,797	40.09%

Total	$497,984,338	$87,266,649	$10,570,112	$69,096,119	$(11,138,370)	$52,813,400	$568,400,010

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)

							December 31, 2010
						Change in
			Distributions		Net	Unrealized
	April 1, 2010	Purchase	Received and	Sales	Realized	Appreciation	Market	Share	Ownership
Fund/Underlying Fund	Market Value	Cost (1)	Reinvested (2)	Proceeds	Gain (Loss) (3)	(Depreciation)	Value	Balance	Percentage

PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$5,575,991	$3,271,962	$353,561	$3,410,865	$29,815	$(90,320)	$5,730,144	538,547	1.74%
PL Comstock	20,322,078	1,118,726	174,408	4,358,622	(1,236,761)	2,507,824	18,527,653	1,618,136	12.07%
PL Growth LT	16,191,792	1,713,482	—	3,177,397	(165,276)	1,405,467	15,968,068	1,326,252	15.21%
PL Large-Cap Growth	8,103,722	2,484,545	—	1,923,955	(25,793)	1,489,118	10,127,637	1,165,436	11.26%
PL Large-Cap Value	24,030,520	2,385,043	310,508	3,167,901	(797,266)	1,790,964	24,551,868	2,273,321	11.85%
PL Main Street Core	24,276,726	1,714,959	142,865	5,967,794	(1,655,785)	3,722,909	22,233,880	2,254,957	15.53%
PL Mid-Cap Equity	16,162,199	2,313,703	124,195	4,180,655	(883,308)	3,030,916	16,567,050	1,685,356	13.31%
PL Mid-Cap Growth	12,099,420	1,301,830	1,180,914	3,888,988	536,193	1,019,976	12,249,345	1,290,763	22.49%
PL Small-Cap Growth	8,353,605	2,870,823	—	2,547,244	13,018	1,691,640	10,381,842	958,619	35.38%
PL Small-Cap Value	9,928,335	5,016,818	155,297	2,782,574	133,609	1,987,955	14,439,440	1,476,425	21.44%
PL Real Estate	8,312,172	1,962,273	71,091	3,555,431	19,663	1,161,114	7,970,882	738,045	20.43%
PL Emerging Markets	10,221,959	1,947,559	174,696	3,938,587	473,926	1,441,303	10,320,856	696,414	18.47%
PL International Large-Cap	20,032,406	3,372,112	209,167	6,480,892	(288,100)	1,718,845	18,563,538	1,244,205	14.32%
PL International Value	18,012,668	3,445,288	389,133	5,555,054	(3,218,777)	3,156,474	16,229,732	1,769,873	18.72%

Total	$201,623,593	$34,919,123	$3,285,835	$54,935,959	$(7,064,842)	$26,034,185	$203,861,935

(1)	Purchased cost excludes distributions received and reinvested.

(2)	Distributions received includes distributions from net investment income, if any, from the Underlying Funds.

(3)	Net realized gain or loss included distributions from capital gains, if any.
4. FEDERAL TAX COST AND TAX BASIS COMPONENTS
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of December 31, 2010, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Portfolio Optimization Conservative	$251,371,543	$11,722,300	$—	$11,722,300	$—	$11,722,300
PL Portfolio Optimization Moderate-Conservative	234,005,383	14,187,726	—	14,187,726	—	14,187,726
PL Portfolio Optimization Moderate	666,567,691	43,128,631	—	43,128,631	—	43,128,631
PL Portfolio Optimization Moderate-Aggressive	534,566,565	38,495,063	(4,328,797)	34,166,266	—	34,166,266
PL Portfolio Optimization Aggressive	187,009,930	17,074,806	(107,234)	16,967,572	—	16,967,572
PL Money Market	40,790,561	—	—	—	—	—
PL Income	40,107	9	(2)	7	—	7
PL Floating Rate Loan	76,786,627	2,036,375	(373,437)	1,662,938	—	1,662,938
PL Inflation Managed	222,826,763	1,120,532	(2,126,204)	(1,005,672)	136,835	(868,837)
PL Managed Bond	449,461,895	7,847,624	(7,920,977)	(73,353)	718,029	644,676
PL Short Duration Bond	127,541,224	756,187	(346,982)	409,205	(902)	408,303
PL Comstock	132,294,174	22,343,489	(1,281,378)	21,062,111	—	21,062,111
PL Growth LT	82,521,577	22,895,155	(626,392)	22,268,763	35,495	22,304,258
PL Large-Cap Growth	70,672,028	19,570,550	(114,972)	19,455,578	—	19,455,578
PL Large-Cap Value	178,480,444	30,553,206	(1,452,309)	29,100,897	—	29,100,897
PL Main Street Core	115,628,832	27,832,037	(413,160)	27,418,877	—	27,418,877
PL Mid-Cap Equity	100,249,344	25,509,713	(470,216)	25,039,497	—	25,039,497
PL Mid-Cap Growth	37,599,249	17,183,793	(238,115)	16,945,678	65	16,945,743
PL Small-Cap Growth	21,720,325	7,752,414	(157,739)	7,594,675	—	7,594,675

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Fund	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Small-Cap Value	$54,702,584	$13,234,421	$(970,482)	$12,263,939	$—	$12,263,939
PL Real Estate	26,961,301	12,074,362	(187,425)	11,886,937	—	11,886,937
PL Emerging Markets	35,314,242	20,226,660	(102,582)	20,124,078	18	20,124,096
PL International Large-Cap	105,844,165	25,837,349	(2,437,850)	23,399,499	196	23,399,695
PL International Value	85,223,415	2,261,912	(1,199,865)	1,062,047	11,756	1,073,803

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, and assets and liabilities in foreign currencies, if any.
5. FAIR VALUE MEASUREMENTS AND DISCLOSURES
     The Trust characterizes its Investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the Investments. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
•	Level 1 – Quoted prices (unadjusted) in active markets for identical Investments

•	Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 – Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s Investments are not necessarily an indication of the risks associated with investing in those Investments. For example, Investments of money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a Holding, but since the value is not obtained from a quoted price in an active market, such Investments are reflected as Level 2. Foreign Investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 2A) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out of Level 3 are based on values at end of period. The Trust also presents the amounts and reasons for significant transfers, if any, between Level 1 and Level 2 in the fair value hierarchy (see Note 2). For the nine-month period ended December 31, 2010, there were no significant transfers between Level 1, Level 2 and Level 3. A summary of each Fund’s Investments as of December 31, 2010 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.
     Equity Securities (Common and Preferred Stock) and Mutual Funds – Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Investments in mutual funds, including affiliated mutual funds are valued at their respective NAV and are categorized as Level 1.
     U.S. Treasury Obligations – U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Mortgage-Backed Securities and Asset-Backed Securities– Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Municipal Bonds – Municipal bonds are fair valued based on pricing models that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds and Notes and U.S. Government Agency Issues – Corporate bonds held by a Fund generally comprise two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Futures Contracts – Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Options Contracts – Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied or mean variation to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Options contracts traded over the counter (“OTC”) are fair valued based on pricing models that incorporates various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Forward Foreign Currency Contracts – Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations, actual trading information, and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Swaps
     Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Total Return Swaps – Total Return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     Senior Loans – Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Short-Term Investments – Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.
6. DERIVATIVE INVESTMENTS CATEGORIZED BY RISK EXPOSURE
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.
     Market Risks Managed By Investing In Derivatives
     Interest rate risk – A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
     Foreign investments and currency risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) Investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
manager to be of comparable quality. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions with default.
     Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are parties to various agreements, including by not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could be material to a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.
     Derivative Investments
     In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the period are discussed in further detail below.
     Futures Contracts
     A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities, and counterparty risk. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. During the reporting period, the Funds entered into futures contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds used financial and money market futures to manage exposure to securities markets and/or to manage interest rate risk. The PL Short Duration Bond Fund used Treasury and Eurodollar futures contracts to manage interest rate risk. The PL International Value Fund used futures contracts to maintain full exposure to the equity markets.
     Options Contracts
     An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.
     The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.
     During the reporting period, the Funds entered into options contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds purchased or wrote options and swaptions on futures, currencies, and swaps, as a means of capitalizing on anticipated changes in market volatility and to generate income.
     Forward Foreign Currency Contracts
     A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into forward foreign currency contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds used forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge against currency exposure associated with some or all of each Fund’s securities and as a part of each Fund’s investment strategy. The PL International Value and PL Growth LT Funds used forward foreign currency contracts for hedging purposes to help protect the Fund’s returns against adverse currency movements.
     Swaps
     Swaps are privately negotiated agreements between the Funds and its counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Payments received or made at the beginning of the measurement period represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are included as part of realized gain or loss.
     Interest Rate Swaps
     Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
     Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.
     A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     During the reporting period, the Funds entered into interest rate swap contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure.
     Credit Default Swaps
     Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)
index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.
     A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2010 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     During the reporting period, the Funds entered into credit default swap contracts for the following reasons: The PL Inflation Managed and PL Managed Bond Funds sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities or to the broader investment grade, high yield, or emerging market through the use of credit default swaps on credit indices. Both Funds also purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, or to take advantage of the basis between the credit default swap and cash bond market.
     For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement. The derivative investment as of December 31, 2010 as disclosed in the Notes to Schedules of Investments as indicators of the volume of derivative activity for the Funds.
     The Trust records its derivatives at fair value. The Trust does not use hedge accounting under accounting principles generally accepted in the United States of America (“U.S. GAAP”). Although a Fund’s investments in derivatives may represent economic hedges as part of its investment objectives, they are considered to be non-hedge transactions for purposes of U.S. GAAP. The following is a summary of each Fund’s derivative investments not accounted for as hedging investments under U.S. GAAP, categorized by primary risk exposure as of December 31, 2010:

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2010 (Unaudited)

	Asset Derivative Investments Value
			Foreign	Interest
	Total Value at	Credit	Currency	Rate
Fund	December 31, 2010	Contracts	Contracts	Contracts

PL Inflation Managed	$969,523	$376,637	$296,408	$296,478	*
PL Managed Bond	3,053,693	1,566,124	806,256	681,313	*
PL Short Duration Bond	122,063	—	—	122,063	*
PL Growth LT	43,523	—	43,523	—

	Liability Derivative Investments Value
			Foreign	Interest
	Total Value at	Credit	Currency	Rate
Fund	December 31, 2010	Contracts	Contracts	Contracts

PL Inflation Managed	$(1,055,237)	$(156,715)	$(114,109)	$(784,413	)*
PL Managed Bond	(2,468,410)	(77,515)	(249,661)	(2,141,234	)*
PL Short Duration Bond	(122,965)	—	—	(122,965	)*
PL Growth LT	(8,028)	—	(8,028)	—

*	Included cumulative appreciation/depreciation of futures as reported in the Schedules of Investments and its notes.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds
By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date: March 1, 2011

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date: March 1, 2011